As filed with the Securities and Exchange Commission on December 4, 2000.
                                                            File No. 333-88261
                                                                     811-07271

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                                  THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.  Exact name of trust:  Separate Account VL II

B.  Name of depositor: Hartford Life Insurance Company

C.  Complete address of depositor's principal executive offices:

    P.O. Box 2999
    Hartford, CT  06104-2999

D.  Name and complete address of agent for service:

    Marianne O'Doherty
    Hartford Life Insurance Company
    P.O. Box 2999
    Hartford, CT  06104-2999

    It is proposed that this filing will become effective:

    ____ immediately upon filing pursuant to paragraph (b) of Rule 485
    _X__ on January 2, 2001 pursuant to paragraph (b) of Rule 485
    ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ____ on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
    ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The purpose of this Post-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-88261) is to (I) amend the prospectus for Stag Variable Life Last Survivor II variable life insurance policy to include additional sub-accounts and clarify the disclosure in the prospectus relating to the current front-end sales load and (II) to add to the registration statement a prospectus for Hartford Select Leaders Last Survivor -- Variable Universal Life Insurance Policy.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
-----------------------                           ---------------------
       1.                                Cover Page
       2.                                Cover Page
       3.                                Not Applicable
       4.                                Statement of Additional Information -
                                         Distribution of the Policies
       5.                                About Us - Separate Account VL II
       6.                                About Us - Separate Account VL II
       7.                                Not required by Form S-6
       8.                                Not required by Form S-6
       9.                                Legal Proceedings
      10.                                About Us - Separate Account VL II; The
                                         Funds
      11.                                About Us - Separate Account VL II; The
                                         Funds
      12.                                About Us - The Funds
      13.                                Fee Table;  Charges and Deductions
      14.                                Premiums
      15.                                Premiums
      16.                                Premiums
      17.                                Making Withdrawals From Your Policy
      18.                                About Us - The Funds; Charges and
                                         Deductions
      19.                                Your Policy - Contract Rights
      20.                                Not Applicable
      21.                                Loans
      22.                                Not Applicable
      23.                                Not Applicable
      24.                                Not Applicable
      25.                                About Us - Hartford Life Insurance
                                         Company
      26.                                Not Applicable
      27.                                About Us - Hartford Life Insurance
                                         Company
      28.                                Statement of Additional Information -
                                         General Information and History
      29.                                About Us - Hartford Life Insurance
                                         Company
      30.                                Not Applicable
      31.                                Not Applicable
      32.                                Not Applicable
      33.                                Not Applicable

ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
-----------------------                           ---------------------
      34.                               Not Applicable
      35.                               Statement of Additional Information -
                                        Distribution of the Policies
      36.                               Not required by Form S-6
      37.                               Not Applicable
      38.                               Statement of Additional Information -
                                        Distribution of the Policies
      39.                               Statement of Additional Information -
                                        Distribution of the Policies
      40.                               Not Applicable
      41.                               Statement of Additional Information -
                                        Distribution of the Policies
      42.                               Not Applicable
      43.                               Not Applicable
      44.                               Premiums
      45.                               Not Applicable
      46.                               Premiums; Making Withdrawals From Your
                                        Policy
      47.                               About Us - The Funds
      48.                               Cover Page; About Us - Hartford Life
                                        Insurance Company
      49.                               Not Applicable
      50.                               About Us - Separate Account VL II
      51.                               Not Applicable
      52.                               About Us - The Funds
      53.                               Taxes
      54.                               Not Applicable
      55.                               Not Applicable
      56.                               Not Required by Form S-6
      57.                               Not Required by Form S-6
      58.                               Not Required by Form S-6
      59.                               Not Required by Form S-6

STAG VARIABLE LIFE LAST SURVIVOR II
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor II variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor II is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:



                   SUB-ACCOUNT                                        PURCHASES SHARES OF:

  American Funds Global Growth Fund Sub-Account   Class 2 shares of the Global Growth Fund of American Funds
                                                  Insurance Series
  American Funds Global Small Capitalization      Class 2 shares of the Global Small Capitalization Fund of
  Fund Sub-Account                                American Funds Insurance Series
  American Funds Growth Fund Sub-Account          Class 2 shares of the Growth Fund of American Funds
                                                  Insurance Series
  American Funds Growth-Income Fund Sub-Account   Class 2 shares of the Growth-Income Fund of American Funds
                                                  Insurance Series
  Hartford Advisers Fund Sub-Account              Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                  Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account  Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Hartford Global Leaders Sub-Account             Class IA shares of Hartford Global Leaders HLS Fund of
                                                  Hartford Series Fund, Inc.
  Hartford Global Technology Sub-Account          Class IA shares of Hartford Global Technology HLS Fund of
                                                  Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account     Class IA of Hartford Growth and Income HLS Fund of Hartford
                                                  Series Fund, Inc.
  Hartford Index Fund Sub-Account                 Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Advisers Fund            Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account
  Hartford International Opportunities Fund Sub-  Class IA of Hartford International Opportunities HLS
  Account                                         Fund, Inc.
  Hartford MidCap Fund Sub-Account                Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account          Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Hartford Small Company Fund Sub-Account         Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                 Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account  Class IA of Putnam VT Asia Pacific Growth Fund of Putnam
                                                  Variable Trust


                   SUB-ACCOUNT                                        PURCHASES SHARES OF:

  Putnam VT Diversified Income Fund Sub-Account   Class IA of Putnam VT Diversified Income Fund of Putnam
                                                  Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-     Class IA of Putnam VT Global Asset Allocation Fund of Putnam
  Account                                         Variable Trust
  Putnam VT Global Growth Fund Sub-Account        Class IA of Putnam VT Global Growth Fund of Putnam Variable
                                                  Trust
  Putnam VT Growth and Income Fund Sub-Account    Class IA of Putnam VT Growth and Income Fund of Putnam
                                                  Variable Trust
  Putnam VT Health Sciences Fund Sub-Account      Class IA of Putnam VT Health Sciences Fund of Putnam
                                                  Variable Trust
  Putnam VT High Yield Fund Sub-Account           Class IA of Putnam VT High Yield Fund of Putnam Variable
                                                  Trust
  Putnam VT Income Fund Sub-Account               Class IA of Putnam VT Income Fund of Putnam Variable Trust
  Putnam VT International Growth Fund Sub-        Class IA of Putnam VT International Growth Fund of Putnam
  Account                                         Variable Trust
  Putnam VT International Growth and Income Fund  Class IA of Putnam VT International Growth and Income Fund
  Sub-Account                                     of Putnam Variable Trust
  Putnam VT International New Opportunities Fund  Class IA of Putnam VT International New Opportunities Fund
  Sub-Account                                     of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account            Class IA of Putnam VT Investors Fund of Putnam Variable
                                                  Trust
  Putnam VT Money Market Fund Sub-Account         Class IA of Putnam VT Money Market Fund of Putnam Variable
                                                  Trust
  Putnam VT New Opportunities Fund Sub-Account    Class IA of Putnam VT New Opportunities Fund of Putnam
                                                  Variable Trust
  Putnam VT New Value Fund Sub-Account            Class IA of Putnam VT New Value Fund of Putnam Variable
                                                  Trust
  Putnam VT OTC & Emerging Growth Fund Sub-       Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam
  Account                                         Variable Trust
  Putnam VT The George Putnam Fund of Boston      Class IA of Putnam VT The George Putnam Fund of Boston of
  Fund Sub-Account                                Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund      Class IA of Putnam VT Utilities Growth and Income Fund of
  Sub-Account                                     Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                Class IA of Putnam VT Vista Fund of Putnam Variable Trust
  Putnam VT Voyager Fund Sub-Account              Class IA of Putnam VT Voyager Fund of Putnam Variable Trust
  Fidelity VIP II Asset Manager Portfolio Sub-    Initial Class of Fidelity VIP II Asset Manager Portfolio
  Account
  Fidelity VIP Equity-Income Portfolio            Initial Class of Fidelity VIP Equity-Income Portfolio
  Sub-Account
  Fidelity VIP Overseas Portfolio Sub-Account     Initial Class of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 2, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
  Benefits of Your Policy                                         4
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 4
----------------------------------------------------------------------
  Risks of Your Policy                                            4
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life Insurance Company                                10
----------------------------------------------------------------------
  Separate Account VL II                                         10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           13
----------------------------------------------------------------------
YOUR POLICY                                                      15
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            19
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          20
----------------------------------------------------------------------
TAXES                                                            21
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

 - Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.


INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Sales Charge            When you pay premium.                8% Policy Years 1-3
                                                             4% Policy Years 4+
------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.                A percent of premium which varies
                                                             by your state and municipality of
                                                             residence. The range of premium tax
                                                             charge is generally between 0% and
                                                             4%.
                                                             This rate will change if your state
                                                             or municipality changes its premium
                                                             tax charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
------------------------------------------------------------------------------------------------
Surrender Charges       When you surrender your policy.      Surrender charge varies by policy
                        When you make certain Face Amount    year and equals a percentage times
                        decreases.                           the sum of two components: the
                        When you take certain withdrawals.   sales surrender charge and the
                                                             underwriting surrender charge. The
                                                             sales surrender charge equals the
                                                             Death Benefit Guarantee Premium.
                                                             The maximum annual Death Benefit
                                                             Guarantee Premium ranges from a
                                                             minimum of $.394 per 1,000 to a
                                                             maximum of $12.463 per 1,000. The
                                                             underwriting surrender charge
                                                             equals $1 per $1000 of initial face
                                                             amount, but is at least $500 and no
                                                             more than $3000.
------------------------------------------------------------------------------------------------
                                                             The percentage by policy years is
                                                             as follows:
                                                             Policy Year              Percentage
                                                             1                      70%
                                                             2                      70%
                                                             3                      70%
                                                             4                      60%
                                                             5                      50%
                                                             6                      40%
                                                             7                      30%
                                                             8                      20%
                                                             9                      10%
                                                             10 and after           0%
------------------------------------------------------------------------------------------------
Face Amount Increase    Each month for 12 months beginning   1/12 of $1 per month per thousand
Fee                     on the effective date of any         of Face Amount increase.
                        unscheduled increase in Face Amount  Monthly fees charged will not be
                        you request.                         less than 1/12 of $500 and will not
                                                             exceed 1/12 of $3,000.
------------------------------------------------------------------------------------------------
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
------------------------------------------------------------------------------------------------
Withdrawal Fee          When you take a withdrawal.          $10 per withdrawal.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Sales Charge                             All
----------------------
Premium Tax Charge                       All
----------------------
Surrender Charges       Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
----------------------
----------------------
Face Amount Increase    Policies where the owner has made an
Fee                     unscheduled increase.
----------------------
Transfer Fees           Those policies with more than one
                        transfer per month.
----------------------
Withdrawal Fee          Those policies where the owner has
                        made a withdrawal.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy. The
                                                             maximum monthly cost of insurance
                                                             rate for unrated individuals ranges
                                                             from a minimum of $0.0002 per 1,000
                                                             per month to a maximum of $83.333
                                                             per 1,000 per month.
------------------------------------------------------------------------------------------------
Mortality and Expense   Monthly.                             Per the Sub-Account accumulated
Risk Charge                                                  value:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.50% per month after the
                                                               10th policy year.
                                                             Per $1000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on issue
                                                             ages and Death Benefit Guarantee
                                                               Amount.
------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                                           Year 1
                                                                           $24.16
                                                                          Years 2+
                                                                            $7.50
------------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Cost of Insurance                        All
Charges
----------------------
Mortality and Expense                    All
Risk Charge
----------------------
Administrative Charge                    All
----------------------
Rider Charges           Only those policies with benefits
                        provided by rider.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 1999. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES


                                                                                                            TOTAL FUND
                                                                                           OTHER        OPERATING EXPENSES
                                                   MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                   (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY     WAIVERS AND ANY
                                                      WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.68%           0.25%             0.03%              0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.79%           0.25%             0.03%              1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.38%           0.25%             0.01%              0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%           0.25%             0.01%              0.60%
--------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                              0.63%            N/A              0.02%              0.65%
--------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                  0.49%            N/A              0.03%              0.52%
--------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                  0.64%            N/A              0.02%              0.66%
--------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                   0.65%            N/A              0.03%              0.68%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                        0.74%            N/A              0.12%              0.86%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                 0.85%            N/A              0.25%              1.10%
--------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                     0.78%            N/A              0.04%              0.82%
--------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                 0.40%            N/A              0.03%              0.43%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                0.76%            N/A              0.09%              0.85%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund           0.69%            N/A              0.09%              0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                0.76%            N/A              0.03%              0.79%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          0.45%            N/A              0.02%              0.47%
--------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                   0.45%            N/A              0.03%              0.48%
--------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                         0.75%            N/A              0.03%              0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                 0.46%            N/A              0.02%              0.48%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                      0.80%            N/A              0.33%              1.13%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                       0.68%            N/A              0.10%              0.78%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                  0.65%            N/A              0.12%              0.77%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                            0.61%            N/A              0.12%              0.73%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                        0.46%            N/A              0.04%              0.50%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                          0.70%            N/A              0.13%              0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                               0.65%            N/A              0.07%              0.72%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                   0.60%            N/A              0.07%              0.67%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                     0.80%            N/A              0.22%              1.02%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund          0.80%            N/A              0.18%              0.98%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund          1.08%            N/A              0.33%              1.41%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                0.63%            N/A              0.08%              0.71%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                             0.41%            N/A              0.08%              0.49%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                        0.54%            N/A              0.05%              0.59%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                0.70%            N/A              0.10%              0.80%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                0.53%            N/A              0.37%              0.90%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston              0.65%            N/A              0.18%              0.83%
--------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                                            TOTAL FUND
                                                                                           OTHER        OPERATING EXPENSES
                                                   MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                   (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY     WAIVERS AND ANY
                                                      WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund              0.65%            N/A              0.06%              0.71%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                    0.65%            N/A              0.10%              0.75%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                  0.53%            N/A              0.04%              0.57%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)             0.53%            N/A              0.09%              0.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)                0.48%            N/A              0.08%              0.56%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                     0.73%            N/A              0.14%              0.87%
--------------------------------------------------------------------------------------------------------------------------



(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.



(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:


                                                                                            TOTAL ANNUAL
                                                                                 OTHER     FUND OPERATING
                                                              MANAGEMENT FEES   EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%         0.37%         1.07%
---------------------------------------------------------------------------------------------------------


(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the advisor and the funds. Without these reductions, Total Operating Fund Expenses would have been:


                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%         0.10%       0.63%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                               0.48%         0.09%       0.57%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                    0.73%         0.18%       0.91%
-----------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States, as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS


                      EFFECTIVE DATE
   RATING AGENCY        OF RATING       RATING          BASIS OF RATING
------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.            4/1/00          A+      Financial performance
------------------------------------------------------------------------------
 Standard & Poor's        8/1/00         AA       Insurer financial strength
------------------------------------------------------------------------------
 Fitch                    5/1/00         AA+      Financial strength
------------------------------------------------------------------------------



These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.


SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:


AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS
Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.


HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong

HARTFORD LIFE INSURANCE COMPANY                                               11
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competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.


HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

*"STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

12                                               HARTFORD LIFE INSURANCE COMPANY
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PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.


INVESTMENT ADVISERS -- The American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.


Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.


Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series
Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.


Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Variable Trust. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds of the Putnam Variable Trust are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated

HARTFORD LIFE INSURANCE COMPANY                                               13
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with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.


FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.


PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

14                                               HARTFORD LIFE INSURANCE COMPANY
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MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.50% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

    POLICY YEAR      PERCENTAGE
-------------------------------
         1              70%
-------------------------------
         2              70%
-------------------------------
         3              70%
-------------------------------
         4              60%
-------------------------------
         5              50%
-------------------------------
         6              40%
-------------------------------
         7              30%
-------------------------------
         8              20%
-------------------------------
         9              10%
-------------------------------
   10 and after          0%
-------------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE INSURANCE COMPANY                                               15
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-
Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

16                                               HARTFORD LIFE INSURANCE COMPANY
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You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- LAST SURVIVOR EXCHANGE OPTION RIDER. We will exchange your policy for two individual policies on the life of each insured, subject to the conditions stated in the rider.

- ESTATE PROTECTION RIDER. We will pay a term insurance benefit upon receipt of due proof of the last surviving insured's death while your policy and rider are in force, subject to the conditions stated in the rider.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

HARTFORD LIFE INSURANCE COMPANY                                               17
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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by

18                                               HARTFORD LIFE INSURANCE COMPANY
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the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
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 Account Value                    46,500      34,000
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 Specified Percentage               250%        250%
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 Death Benefit Option              Level       Level
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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

HARTFORD LIFE INSURANCE COMPANY                                               19
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In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

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Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
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        1-10                 All                2%
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    11 and later          Preferred             0%
                        Non-Preferred           1%
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LAPSE AND REINSTATEMENT
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During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

HARTFORD LIFE INSURANCE COMPANY                                               21
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If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

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Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

Generally for federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE INSURANCE COMPANY                                               23
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OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II

This Statement of Additional Information is not a prospectus. To obtain a prospectus write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: JANUARY 2, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: JANUARY 2, 2001

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; CIGNA Corporation (1975-1998)

Peter W. Cummins       Senior Vice President, 1997     Vice President (1989-1997); Director of Broker Dealer
                                                       Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                       (1997-Present) Vice President (1989-1997); Director of
                                                       Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                       Accident Insurance Company.

Timothy M. Fitch       Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
                                                       President (1995-Present); Actuary (1994-Present);
                                                       Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer, (1998-Present),
                       Accounting Officer, 1998        Hartford Life & Annuity Insurance Company; Vice President
                                                       & Chief Accounting Officer, (1998-Present), Royal Life
                                                       Insurance Company of America; Vice President & Chief
                                                       Accounting Officer (1998-Present) Alpine Life Insurance
                                                       Company; Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                       Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                       Audit Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-Present), Vice President
                       Financial Officer & Treasurer,  (1998), Assistant Vice President (1995-1998), Hartford;
                       1998                            Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999 *                Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson

Lois W. Grady          Senior Vice President, 1998     Vice President (1993-1998); Assistant Vice President
                                                       (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1987-1993), Hartford Life and Accident Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford Life and Annuity Insurance Company.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.
Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life, Senior Vice President, (1998
                                                       -Present); Vice President, (1995-1998); Regional Vice
                                                       President (1991-1994), Hartford; Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company.
Thomas M. Marra        President, 2000                 Executive Vice President (1995-2000), Senior Vice
                       Director, 1994*                 President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1995), Hartford; Director (1994-Present); Executive
                                                       Vice President (1995-Present); Senior Vice President
                                                       (1994-1995); Vice President (1989-1994), Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       President (2000-Present), Executive Vice President
                                                       (1996-2000), Director (1994-Present), Senior Vice
                                                       President (1993-1996), Hartford Life and Annuity Insurance
                                                       Company; Chief Operating Officer (2000-Present), Executive
                                                       Vice President, Individual Life and Annuities (1997-2000),
                                                       Hartford Life, Inc.
Craig R. Raymond       Senior Vice President, 1997     Chief Actuary, 1994 Vice President (1993-1997); Assistant
                                                       Vice President (1992-1993); Actuary (1990-1994), Hartford;
                                                       Senior Vice President (1997-Present); Chief Actuary
                                                       (1995-Present); Vice President (1993-1997); Actuary
                                                       (1990-1995), Hartford Life and Accident Insurance Company;
                                                       Vice President and Chief Actuary (1997-Present), Hartford
                                                       Life, Inc.
Christine Hayer        Senior Vice President, General  Associate General Counsel (1998-2000), Assistant Corporate
Repasy                 Counsel, Corporate Secretary,   Secretary (2000), Vice President (1999-2000), Assistant
                       Director 2001                   Vice President (1997-1999), Hartford Life and Annuity
                                                       Insurance Company
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1981*                 (1989-1997), Hartford; Chief Executive Officer
                                                       (1997-Present), President (1989-2000), Chief Operating
                                                       Officer (1989-1997), Director (1985-Present); Hartford
                                                       Life and Annuity Insurance Company; Director
                                                       (1981-Present); President (1989-Present); Chief Executive
                                                       Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life and Accident Insurance Company;
                                                       Chief Executive Officer and President and Director
                                                       (1997-Present), Hartford Life, Inc.
John C. Walters        Executive Vice President,       Program Leader, Wheat First Securities, Inc./First Union
                       Director 2000                   Capital Markets Corp. (1984-1999)
David M. Znamierowski  Senior Vice President & Chief   Vice President (1997), Hartford; Director (1998-Present);
                       Investment Officer, 1997        Senior Vice President (1997-Present); Hartford Life and
                       Director, 1998*                 Accident Insurance Company; Vice President, Investment
                                                       Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                       President, Investment Strategy & Policy (1991-1996), Aetna
                                                       Life and Casualty.


---------
 * Denotes date of election to Board of Directors of Hartford.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME                         POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 J. Richard Garrett          Vice President
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Director
-----------------------------------------------------------------
 Lowndes A. Smith            Chief Executive Officer
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The maximum and current sales load under the policy is 8% in years 1 through 3 and 4% year 4 and beyond of premium in order to cover expenses related to the sale and distribution of the Policy.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e, as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.


The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 11.25% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.


In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
                    1        21,000         16,000       1,716    1,000,000      16,000       1,716    1,000,000
                    2        43,050         33,861      19,577    1,000,000      33,757      19,473    1,000,000
                    3        66,203         53,568      42,777    1,000,000      53,223      42,431    1,000,000
                    4        90,513         75,303      69,846    1,000,000      74,551      69,094    1,000,000
                    5       116,038         99,261      99,137    1,000,000      97,911      97,788    1,000,000
                    6       142,840        125,658     125,658    1,000,000     123,483     123,483    1,000,000
                    7       170,982        154,729     154,729    1,000,000     151,459     151,459    1,000,000
                    8       200,531        186,733     186,733    1,000,000     182,041     182,041    1,000,000
                    9       231,558        221,958     221,958    1,000,000     215,447     215,447    1,000,000
                   10       264,136        260,709     260,709    1,000,000     251,921     251,921    1,000,000
                   11       298,343        309,266     309,266    1,000,000     296,954     296,954    1,000,000
                   12       334,260        362,995     362,995    1,000,000     346,358     346,358    1,000,000
                   13       371,973        422,450     422,450    1,000,000     400,619     400,619    1,000,000
                   14       411,571        488,242     488,242    1,000,000     460,311     460,311    1,000,000
                   15       453,150        561,058     561,058    1,000,000     526,094     526,094    1,000,000
                   16       496,807        641,658     641,658    1,000,000     598,744     598,744    1,000,000
                   17       542,648        730,894     730,894    1,000,000     679,197     679,197    1,000,000
                   18       590,780        829,725     829,725    1,000,000     768,607     768,607    1,000,000
                   19       641,319        939,230     939,230    1,023,761     868,456     868,456    1,000,000
                   20       694,385      1,060,504   1,060,504    1,134,740     980,466     980,466    1,000,000

                   25     1,002,269      1,891,007   1,891,007    1,985,557   1,744,021   1,744,021    1,831,222
                   30     1,395,216      3,263,812   3,263,812    3,427,003   2,972,417   2,972,417    3,121,038
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 6% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
                    1        21,000         15,042         759    1,000,000    15,042         759     1,000,000
                    2        43,050         30,945      16,661    1,000,000    30,843      16,560     1,000,000
                    3        66,203         47,542      36,750    1,000,000    47,212      36,420     1,000,000
                    4        90,513         64,854      59,397    1,000,000    64,147      58,689     1,000,000
                    5       116,038         82,896      82,773    1,000,000    81,647      81,523     1,000,000
                    6       142,840        101,685     101,685    1,000,000    99,701      99,701     1,000,000
                    7       170,982        121,233     121,233    1,000,000   118,289     118,289     1,000,000
                    8       200,531        141,550     141,550    1,000,000   137,377     137,377     1,000,000
                    9       231,558        162,645     162,645    1,000,000   156,915     156,915     1,000,000
                   10       264,136        184,516     184,516    1,000,000   176,845     176,845     1,000,000
                   11       298,343        212,757     212,757    1,000,000   201,926     201,926     1,000,000
                   12       334,260        242,298     242,298    1,000,000   227,580     227,580     1,000,000
                   13       371,973        273,195     273,195    1,000,000   253,770     253,770     1,000,000
                   14       411,571        305,497     305,497    1,000,000   280,460     280,460     1,000,000
                   15       453,150        339,267     339,267    1,000,000   307,590     307,590     1,000,000
                   16       496,807        374,563     374,563    1,000,000   335,069     335,069     1,000,000
                   17       542,648        411,442     411,442    1,000,000   362,774     362,774     1,000,000
                   18       590,780        449,969     449,969    1,000,000   390,537     390,537     1,000,000
                   19       641,319        490,210     490,210    1,000,000   418,171     418,171     1,000,000
                   20       694,385        532,233     532,233    1,000,000   445,503     445,503     1,000,000

                   25     1,002,269        772,163     772,163    1,000,000   573,667     573,667     1,000,000
                   30     1,395,216      1,075,221   1,075,221    1,128,982   676,749     676,749     1,000,000
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 6% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------------------------
                    1        21,000       14,160           0     1,000,000    14,160           0     1,000,000
                    2        43,050       28,357      14,073     1,000,000    28,258      13,975     1,000,000
                    3        66,203       42,392      31,600     1,000,000    42,075      31,283     1,000,000
                    4        90,513       56,255      50,798     1,000,000    55,587      50,130     1,000,000
                    5       116,038       69,932      69,808     1,000,000    68,770      68,646     1,000,000
                    6       142,840       83,408      83,408     1,000,000    81,587      81,587     1,000,000
                    7       170,982       96,662      96,662     1,000,000    93,995      93,995     1,000,000
                    8       200,531      109,671     109,671     1,000,000   105,932     105,932     1,000,000
                    9       231,558      122,411     122,411     1,000,000   117,324     117,324     1,000,000
                   10       264,136      134,840     134,840     1,000,000   128,084     128,084     1,000,000
                   11       298,343      152,249     152,249     1,000,000   142,648     142,648     1,000,000
                   12       334,260      169,480     169,480     1,000,000   156,404     156,404     1,000,000
                   13       371,973      186,524     186,524     1,000,000   169,257     169,257     1,000,000
                   14       411,571      203,365     203,365     1,000,000   181,103     181,103     1,000,000
                   15       453,150      219,993     219,993     1,000,000   191,801     191,801     1,000,000
                   16       496,807      236,392     236,392     1,000,000   201,157     201,157     1,000,000
                   17       542,648      252,534     252,534     1,000,000   208,914     208,914     1,000,000
                   18       590,780      268,394     268,394     1,000,000   214,731     214,731     1,000,000
                   19       641,319      283,938     283,938     1,000,000   218,195     218,195     1,000,000
                   20       694,385      299,120     299,120     1,000,000   218,849     218,849     1,000,000

                   25     1,002,269      367,173     367,173     1,000,000   159,898     159,898     1,000,000
                   30     1,395,216      406,813     406,813     1,000,000         0           0             0
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 6% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
                    1        10,500          7,819         290    1,000,000     7,819         290     1,000,000
                    2        21,525         16,645       9,116    1,000,000    16,540       9,010     1,000,000
                    3        33,101         26,374      18,844    1,000,000    26,020      18,490     1,000,000
                    4        45,256         37,086      30,632    1,000,000    36,309      29,855     1,000,000
                    5        58,019         48,865      43,487    1,000,000    47,461      42,083     1,000,000
                    6        71,420         61,806      57,504    1,000,000    59,523      55,220     1,000,000
                    7        85,491         76,005      72,778    1,000,000    72,539      69,312     1,000,000
                    8       100,266         91,567      89,415    1,000,000    86,538      84,387     1,000,000
                    9       115,779        108,604     107,528    1,000,000   101,541     100,465     1,000,000
                   10       132,068        127,228     127,228    1,000,000   117,560     117,560     1,000,000
                   11       149,171        151,016     151,016    1,000,000   137,187     137,187     1,000,000
                   12       167,130        177,306     177,306    1,000,000   158,194     158,194     1,000,000
                   13       185,986        206,359     206,359    1,000,000   180,647     180,647     1,000,000
                   14       205,786        238,455     238,455    1,000,000   204,618     204,618     1,000,000
                   15       226,575        273,915     273,915    1,000,000   230,167     230,167     1,000,000
                   16       248,404        313,086     313,086    1,000,000   257,330     257,330     1,000,000
                   17       271,324        356,351     356,351    1,000,000   286,115     286,115     1,000,000
                   18       295,390        404,139     404,139    1,000,000   316,493     316,493     1,000,000
                   19       320,660        456,928     456,928    1,000,000   348,435     348,435     1,000,000
                   20       347,193        515,251     515,251    1,000,000   381,951     381,951     1,000,000

                   25       501,135        914,424     914,424    1,000,000   580,083     580,083     1,000,000
                   30       697,608      1,580,004   1,580,004    1,659,004   894,828     894,828     1,000,000
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 6% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------------------------
                    1       10,500         7,346           0     1,000,000     7,346           0     1,000,000
                    2       21,525        15,206       7,677     1,000,000    15,104       7,574     1,000,000
                    3       33,101        23,400      15,871     1,000,000    23,062      15,533     1,000,000
                    4       45,256        31,930      25,476     1,000,000    31,202      24,748     1,000,000
                    5       58,019        40,793      35,415     1,000,000    39,498      34,120     1,000,000
                    6       71,420        49,986      45,683     1,000,000    47,915      43,613     1,000,000
                    7       85,491        59,498      56,271     1,000,000    56,405      53,178     1,000,000
                    8      100,266        69,317      67,166     1,000,000    64,897      62,745     1,000,000
                    9      115,779        79,424      78,349     1,000,000    73,302      72,226     1,000,000
                   10      132,068        89,786      89,786     1,000,000    81,514      81,514     1,000,000
                   11      149,171       103,639     103,639     1,000,000    91,804      91,804     1,000,000
                   12      167,130       118,099     118,099     1,000,000   101,797     101,797     1,000,000
                   13      185,986       133,184     133,184     1,000,000   111,361     111,361     1,000,000
                   14      205,786       148,904     148,904     1,000,000   120,347     120,347     1,000,000
                   15      226,575       165,276     165,276     1,000,000   128,555     128,555     1,000,000
                   16      248,404       182,312     182,312     1,000,000   135,715     135,715     1,000,000
                   17      271,324       200,010     200,010     1,000,000   141,470     141,470     1,000,000
                   18      295,390       218,374     218,374     1,000,000   145,346     145,346     1,000,000
                   19      320,660       237,395     237,395     1,000,000   146,762     146,762     1,000,000
                   20      347,193       257,057     257,057     1,000,000   145,047     145,047     1,000,000

                   25      501,135       363,460     363,460     1,000,000    57,678      57,678     1,000,000
                   30      697,608       471,162     471,162     1,000,000         0           0             0
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 6% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------------------------
                    1       10,500         6,910          --     1,000,000     6,910           0     1,000,000
                    2       21,525        13,930       6,400     1,000,000    13,830       6,300     1,000,000
                    3       33,101        20,859      13,330     1,000,000    20,536      13,007     1,000,000
                    4       45,256        27,688      21,234     1,000,000    27,003      20,549     1,000,000
                    5       58,019        34,399      29,021     1,000,000    33,199      27,821     1,000,000
                    6       71,420        40,975      36,673     1,000,000    39,085      34,783     1,000,000
                    7       85,491        47,393      44,166     1,000,000    44,610      41,383     1,000,000
                    8      100,266        53,626      51,475     1,000,000    49,701      47,550     1,000,000
                    9      115,779        59,645      58,569     1,000,000    54,273      53,197     1,000,000
                   10      132,068        65,401      65,401     1,000,000    58,222      58,222     1,000,000
                   11      149,171        73,975      73,975     1,000,000    63,686      63,686     1,000,000
                   12      167,130        82,431      82,431     1,000,000    68,300      68,300     1,000,000
                   13      185,986        90,759      90,759     1,000,000    71,940      71,940     1,000,000
                   14      205,786        98,938      98,938     1,000,000    74,465      74,465     1,000,000
                   15      226,575       106,953     106,953     1,000,000    75,686      75,686     1,000,000
                   16      248,404       114,783     114,783     1,000,000    75,348      75,348     1,000,000
                   17      271,324       122,391     122,391     1,000,000    73,112      73,112     1,000,000
                   18      295,390       129,743     129,743     1,000,000    68,523      68,523     1,000,000
                   19      320,660       136,789     136,789     1,000,000    61,028      61,028     1,000,000
                   20      347,193       143,469     143,469     1,000,000    49,996      49,996     1,000,000

                   25      501,135       167,833     167,833     1,000,000         0           0             0
                   30      697,608       153,954     153,954     1,000,000         0           0             0
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 6% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INDEX FOR HARTFORD AND FIDELITY SUB-ACCOUNTS
Statements of Assets and Liabilities For the Period Ended
 September 30, 2000 (unaudited).............................   SA-2
Statements of Operations For the Period Ended September 30,
 2000 (unaudited)...........................................   SA-4
Statements of Changes in Net Assets For the Period Ended
 September 30, 2000 (unaudited).............................   SA-6

INDEX FOR PUTNAM SUB-ACCOUNTS
Statements of Assets and Liabilities For the Period Ended
 September 30, 2000 (unaudited).............................  SA-10
Statements of Operations For the Period Ended September 30,
 2000 (unaudited)...........................................  SA-14
Statements of Changes in Net Assets For the Period Ended
 September 30, 2000 (unaudited).............................  SA-17

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital     Mortgage    Index
                                    Fund        Fund         Market Fund  Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Fund        Fund        Sub-Account
                                                                                       Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 5,811,397
  Cost $6,174,474
  ........................................................................................................................
    Market Value:                   $6,179,514  $        --  $       --   $        --  $        -- $      --   $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 3,766,637
  Cost $20,856,576
  ........................................................................................................................
    Market Value:                           --   23,412,687          --            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 5,728,264
  Cost $5,728,264
  ........................................................................................................................
    Market Value:                           --           --   5,728,264            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 4,412,680
  Cost $11,533,871
  ........................................................................................................................
    Market Value:                           --           --          --    11,972,249           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 4,291,297
  Cost $19,598,277
  ........................................................................................................................
    Market Value:                           --           --          --            --   27,097,852        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 217,890
  Cost $232,757
  ........................................................................................................................
    Market Value:                           --           --          --            --           --   239,242            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 5,411,247
  Cost $16,657,404
  ........................................................................................................................
    Market Value:                           --           --          --            --           --        --    22,061,739
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,581,501
  Cost $4,961,085
  ........................................................................................................................
    Market Value:                           --           --          --            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --           --      54,145            --           --        --            --
  ........................................................................................................................
 Receivable from fund shares sold        2,569           --          --         5,012        8,451       336         3,598
  ........................................................................................................................
 Total Assets                        6,182,083   23,412,687   5,782,409    11,977,261   27,106,303   239,578    22,065,337
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                2,593          752          --         4,993        8,135       337         8,195
  ........................................................................................................................
 Payable for fund shares purchased          --          636      53,285            --           --        --            --
  ........................................................................................................................
 TOTAL LIABILITIES                       2,593        1,388      53,285         4,993        8,135       337         8,195
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,179,490  $23,411,299  $5,729,124   $11,972,268  $27,098,168 $ 239,241   $22,057,142
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         3,950,341    6,399,345   4,008,825     4,441,032    6,670,762   153,829     6,262,389
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $ 1.429128   $  2.695830  $  4.062230 $1.555236   $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 5,811,397
  Cost $6,174,474
  ................................
    Market Value:                    $       --
 ----------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 3,766,637
  Cost $20,856,576
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 5,728,264
  Cost $5,728,264
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 4,412,680
  Cost $11,533,871
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 4,291,297
  Cost $19,598,277
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 217,890
  Cost $232,757
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 5,411,247
  Cost $16,657,404
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,581,501
  Cost $4,961,085
  ................................
    Market Value:                     5,218,931
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         1,154
  ................................
 Total Assets                         5,220,085
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 1,305
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        1,305
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $5,218,780
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          2,499,204
  ................................
 Unit Values                         $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 Dividend     Growth and  International Small         MidCap      Fidelity VIP  Fidelity
                                    and          Income      Advisers      Company Fund  Fund        Equity-Income VIP
                                    Growth Fund  Fund        Fund          Sub-Account   Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account Sub-Account                             Sub-Account   Portfolio
                                                                                                                   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 4,909,747
  Cost $9,338,020
  ............................................................................................................................
    Market Value:                   $10,081,709  $      --    $      --     $       --   $       --   $       --   $       --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 264,786
  Cost $358,903
  ............................................................................................................................
    Market Value:                            --    380,934           --             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 2,577
  Cost $3,282
  ............................................................................................................................
    Market Value:                            --         --        3,168             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 625,134
  Cost $1,142,737
  ............................................................................................................................
    Market Value:                            --         --           --      1,192,116           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 583,768
  Cost $1,332,090
  ............................................................................................................................
    Market Value:                            --         --           --             --    1,532,517           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 394,853
  Cost $9,059,855
  ............................................................................................................................
    Market Value:                            --         --           --             --           --    9,689,702           --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 204,435
  Cost $4,379,775
  ............................................................................................................................
    Market Value:                            --         --           --             --           --           --    4,448,508
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 124,628
  Cost $2,100,314
  ............................................................................................................................
    Market Value:                            --         --           --             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 3,872         --           --             --           --           --        7,125
  ............................................................................................................................
 Receivable from fund shares sold            --         84           --            883          528           --           --
  ............................................................................................................................
 Total Assets                        10,085,581    381,018        3,168      1,192,999    1,533,045    9,689,702    4,455,633
  ............................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --         81           --            888          515        1,644           --
  ............................................................................................................................
 Payable for fund shares purchased        4,088         --           --             --           --        1,760           45
  ............................................................................................................................
 TOTAL LIABILITIES                        4,088         81           --            888          515        3,404           45
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,081,493  $ 380,937    $   3,168     $1,192,111   $1,532,530   $9,686,298   $4,455,588
 -----------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          3,911,711    267,713        2,678        680,097      686,809    4,459,891    2,320,108
  ............................................................................................................................
 Unit Values                        $  2.577259  $1.422924    $1.183079     $ 1.752856   $ 2.231378   $ 2.171869   $ 1.920422
 -----------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Fidelity VIP
                                    II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 4,909,747
  Cost $9,338,020
  ................................
    Market Value:                    $       --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 264,786
  Cost $358,903
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 2,577
  Cost $3,282
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 625,134
  Cost $1,142,737
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 583,768
  Cost $1,332,090
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 394,853
  Cost $9,059,855
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 204,435
  Cost $4,379,775
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 124,628
  Cost $2,100,314
  ................................
    Market Value:                     2,073,809
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                         2,073,809
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 7,066
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        7,066
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $2,066,743
 -----------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          1,063,166
  ................................
 Unit Values                         $ 1.943951
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers    Capital     Mortgage    Index
 September 30, 2000                 Fund        Fund         Market Fund  Fund        Appreciation Securities Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account Fund        Fund        Sub-Account
                                                                                      Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 34,347   $     6,073   $223,777    $   25,821  $   10,337   $ 1,561    $   2,251
  ......................................................................................................................
    Net investment income (loss)       34,347         6,073    223,777        25,821      10,337     1,561        2,251
  ......................................................................................................................
  Capital gains income                     --     2,507,944       (139)    1,027,707   3,415,266        --      211,235
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              29,364         2,748         --        (3,366)      3,212    (4,304)      (6,956)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 459,858    (3,069,509)        --      (995,416)    943,911    17,575     (600,372)
  ......................................................................................................................
  Net gain (loss) on investments      489,222    (3,066,761)        --      (998,782)    947,123    13,271     (607,328)
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $523,569   $  (552,744)  $223,638    $   54,746  $4,372,726   $14,832    $(393,842)
 -----------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    37,460
  ................................
    Net investment income (loss)         37,460
  ................................
  Capital gains income                  600,005
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 2,892
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,331,996)
  ................................
  Net gain (loss) on investments     (1,329,104)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (691,639)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth and  International Small         MidCap        Fidelity VIP  Fidelity
 September 30, 2000                 and         Income      Advisers      Company Fund  Fund          Equity-Income VIP
                                    Growth      Fund        Fund          Sub-Account   Sub-Account   Portfolio     Overseas
                                    Fund        Sub-Account Sub-Account                               Sub-Account   Portfolio
                                    Sub-Account                                                                     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   7,705     $   18       $  41       $      --      $     --     $ 181,507    $    66,972
  .............................................................................................................................
    Net investment income (loss)        7,705         18          41              --            --       181,507         66,972
  .............................................................................................................................
  Capital gains income                846,252      3,766         222         126,600        35,459       683,816        421,740
  .............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               2,713         96           1             783         1,076      (196,811)        (3,030)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (364,258)     2,178        (425)       (164,246)      147,231      (442,687)    (1,086,099)
  .............................................................................................................................
  Net gain (loss) on investments     (361,545)     2,274        (424)       (163,463)      148,307      (639,498)    (1,089,129)
 ------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 492,412     $6,058       $(161)      $ (36,863)     $183,766     $ 225,825    $  (600,417)
 ------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP
 September 30, 2000                 II
                                    Asset Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $  62,391
  ................................
    Net investment income (loss)         62,391
  ................................
  Capital gains income                  146,990
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 1,788
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (211,209)
  ................................
  Net gain (loss) on investments       (209,421)
 --------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $     (40)
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market Fund  Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Fund         Fund        Sub-Account
                                                                                       Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   34,347  $     6,073  $  223,777   $    25,821  $    10,337  $   1,561   $     2,251
  .........................................................................................................................
  Capital gains income                      --    2,507,944        (139)    1,027,707    3,415,266         --       211,235
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               29,364        2,748          --        (3,366)       3,212     (4,304)       (6,956)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  459,858   (3,069,509)         --      (995,416)     943,911     17,575      (600,372)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         523,569     (552,744)    223,638        54,746    4,372,726     14,832      (393,842)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            422,078    1,818,944   5,791,952     1,304,866    1,874,668     67,386     1,340,086
  .........................................................................................................................
  Net transfers                     (1,500,730)   1,479,878  (4,815,157)      597,986      522,652   (157,141)     (349,224)
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                          (245,074)    (428,697)   (174,408)     (233,403)    (484,505)   (10,162)     (382,084)
  .........................................................................................................................
  Net Loan withdrawals                   2,282       (9,888)       (225)       11,040      (14,295)        --        (7,549)
  .........................................................................................................................
  Cost of insurance                   (162,369)    (612,698)   (305,118)     (479,092)    (774,168)    (9,222)     (479,038)
  .........................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                    (1,483,813)   2,247,539     497,044     1,201,397    1,124,352   (109,139)      122,191
  .........................................................................................................................
  Total (decrease) increase in net
    assets                            (960,244)   1,694,795     720,682     1,256,143    5,497,078    (94,307)     (271,651)
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                7,139,734   21,716,504   5,008,442    10,716,125   21,601,090    333,548    22,328,793
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,179,490  $23,411,299  $5,729,124   $11,972,268  $27,098,168  $ 239,241   $22,057,142
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   37,460
  ................................
  Capital gains income                  600,005
  ................................
  Net realized gain (loss) on
    security transactions                 2,892
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,331,996)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (691,639)
  ................................
 UNIT TRANSACTIONS:
  Purchases                             459,659
  ................................
  Net transfers                         160,928
  ................................
  Surrenders for benefit payments
    and fees                           (202,739)
  ................................
  Net Loan withdrawals                   (8,458)
  ................................
  Cost of insurance                    (144,000)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                        265,390
  ................................
  Total (decrease) increase in net
    assets                             (426,249)
  ................................
 NET ASSETS:
  Beginning of period                 5,645,029
 ---------------------------------------------------------------------------
  END OF PERIOD                      $5,218,780
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth and  International Small         MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and          Income      Advisers      Company Fund  Fund        Equity-Income VIP
                                    Growth Fund  Fund        Fund          Sub-Account   Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account Sub-Account                             Sub-Account   Portfolio
                                                                                                                   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,705  $      18      $   41      $       --   $       --  $   181,507   $    66,972
  ............................................................................................................................
  Capital gains income                  846,252      3,766         222         126,600       35,459      683,816       421,740
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                 2,713         96           1             783        1,076     (196,811)       (3,030)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (364,258)     2,178        (425)       (164,246)     147,231     (442,687)   (1,086,099)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          492,412      6,058        (161)        (36,863)     183,766      225,825      (600,417)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             928,057     24,206          --         107,661       56,262      802,314       255,579
  ............................................................................................................................
  Net transfers                          96,826    213,260       1,927         500,142    1,131,250   (1,671,022)      202,866
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (246,982)   (21,555)       (440)       (104,866)     (79,549)    (239,180)     (155,420)
  ............................................................................................................................
  Net Loan withdrawals                  (14,987)        --          --              --           --      (11,050)          (14)
  ............................................................................................................................
  Cost of insurance                    (304,436)    (9,579)        (42)        (45,498)     (30,525)    (257,830)      (91,236)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        458,478    206,332       1,445         457,439    1,077,438   (1,376,768)      211,775
  ............................................................................................................................
  Total increase (decrease) in net
    assets                              950,890    212,390       1,284         420,576    1,261,204   (1,150,943)     (388,642)
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 9,130,603    168,547       1,884         771,535      271,326   10,837,241     4,844,230
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,081,493  $ 380,937      $3,168      $1,192,111   $1,532,530  $ 9,686,298   $ 4,455,588
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP
 September 30, 2000                 II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   62,391
  ................................
  Capital gains income                  146,990
  ................................
  Net realized gain (loss) on
    security transactions                 1,788
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (211,209)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                              (40)
  ................................
 UNIT TRANSACTIONS:
  Purchases                             217,564
  ................................
  Net transfers                           2,923
  ................................
  Surrenders for benefit payments
    and fees                            (28,064)
  ................................
  Net Loan withdrawals                       --
  ................................
  Cost of insurance                     (70,566)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        121,857
  ................................
  Total increase (decrease) in net
    assets                              121,817
  ................................
 NET ASSETS:
  Beginning of period                 1,944,926
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $2,066,743
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 14,864
  Cost $191,425
  .........................................................................................................................
    Market Value:                    $166,924     $      --    $    --    $       --   $        -- $        --   $     --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 55,548
  Cost $571,376
  .........................................................................................................................
    Market Value:                          --     $ 512,151         --            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 7,606
  Cost $76,531
  .........................................................................................................................
    Market Value:                          --            --    $79,330            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 238,111
  Cost $4,318,259
  .........................................................................................................................
    Market Value:                          --            --         --    $4,093,120            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 468,990
  Cost $9,105,904
  .........................................................................................................................
    Market Value:                          --            --         --            --   $10,228,673          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 631,284
  Cost $16,349,980
  .........................................................................................................................
    Market Value:                          --            --         --            --            -- $15,655,832         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 23,982
  Cost $294,982
  .........................................................................................................................
    Market Value:                          --            --         --            --            --          --   $353,254
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --         1,331          3           230         3,176      86,005        401
  .........................................................................................................................
 Receivable from fund shares sold          --            --         --            --            --          --         --
  .........................................................................................................................
 Total Assets                         166,924       513,482     79,333     4,093,350    10,231,849  15,741,837    353,655
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   1            --         --            --            --          --
  .........................................................................................................................
 Payable for fund shares purchased         --         1,329         --            --         2,576      87,657        405
  .........................................................................................................................
 TOTAL LIABILITIES                          1         1,329         --             0         2,576      87,657        405
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $166,923     $ 512,153    $79,333    $4,093,350   $10,229,273 $15,654,180   $353,250
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 427,248
  Cost $4,963,588
  .............................................................................................................................
    Market Value:                   $4,093,037   $       --    $     --      $    --     $     --     $     --     $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 176,459
  Cost $2,236,332
  .............................................................................................................................
    Market Value:                           --   $2,159,855          --           --           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 41,689
  Cost $723,206
  .............................................................................................................................
    Market Value:                           --           --    $752,901           --           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 7,261
  Cost $102,403
  .............................................................................................................................
    Market Value:                           --           --          --      $92,582           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 16,407
  Cost $374,292
  .............................................................................................................................
    Market Value:                           --           --          --           --     $276,450           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 48,350
  Cost $572,089
  .............................................................................................................................
    Market Value:                           --           --          --           --           --     $702,519             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 195,393
  Cost $195,393
  .............................................................................................................................
    Market Value:                           --           --          --           --           --           --     $  195,393
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                2,768           --          --           --          488        4,585             42
  .............................................................................................................................
 Receivable from fund shares sold           --           --          --           --           --           --             --
  .............................................................................................................................
 Total Assets                        4,095,805    2,159,855     752,901       92,582      276,938      707,104        195,435
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           72           4            1           --           --             --
  .............................................................................................................................
 Payable for fund shares purchased       2,758           --          --           --          438        4,590             --
  .............................................................................................................................
 TOTAL LIABILITIES                       2,758           72           4            1          438        4,590              0
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,093,047   $2,159,783    $752,897      $92,581     $276,500     $702,514     $  195,435
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &       Utilities         Vista        Voyager
                                    Opportunities Value      Emerging    Growth            Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 415,594
  Cost $9,741,192
  .................................................................................................................
    Market Value:                   $17,442,478   $     --    $     --      $       --      $      --   $        --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 28,348
  Cost $332,758
  .................................................................................................................
    Market Value:                            --   $349,525          --              --             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 40,703
  Cost $862,212
  .................................................................................................................
    Market Value:                            --         --    $755,048              --             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 69,525
  Cost $1,113,117
  .................................................................................................................
    Market Value:                            --         --          --      $1,229,896             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 28,861
  Cost $686,239
  .................................................................................................................
    Market Value:                            --         --          --              --      $ 715,473            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 442,227
  Cost $18,363,234
  .................................................................................................................
    Market Value:                            --         --          --              --             --   $25,299,833
 ------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 3,789      3,779          --              62              2        53,509
  .................................................................................................................
 Receivable from fund shares sold            --         --          --              --             --            --
  .................................................................................................................
 Total Assets                        17,446,267    353,304     755,048       1,229,958        715,475    25,353,342
  .................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --           7              --             --            --
  .................................................................................................................
 Payable for fund shares purchased        4,530      3,780          --              --             --        51,571
  .................................................................................................................
 TOTAL LIABILITIES                        4,530      3,780           7              --             --        51,571
 ------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $17,441,737   $349,524    $755,041      $1,229,958      $ 715,475   $25,301,771
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

 -----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit         Contract
                                               Owned by    Price        Liability
                                               Participants
 -----------------------------------------------------------------------------------
 Variable life contracts
  Asia Pacific Growth Fund                        11,176    $14.935338  $   166,923
  ..................................................................................
  Diversified Income Fund                         39,056     13.113302      512,153
  ..................................................................................
  George Putnam Fund                               7,186     11.040569       79,333
  ..................................................................................
  Global Asset Allocation Fund                   179,415     22.815002    4,093,350
  ..................................................................................
  Global Growth Fund                             310,165     32.980056   10,229,273
  ..................................................................................
  Growth and Income Fund                         582,230     26.886600   15,654,180
  ..................................................................................
  Health Sciences Fund                            23,315     15.151502      353,250
  ..................................................................................
  High Yield Fund                                254,003     16.114172    4,093,047
  ..................................................................................
  Income Fund                                    143,049     15.098227    2,159,783
  ..................................................................................
  International Growth Fund                       52,056     14.463235      752,897
  ..................................................................................
  International Growth and Income Fund             7,818     11.842557       92,581
  ..................................................................................
  International New Opportunities Fund            18,499     14.947040      276,500
  ..................................................................................
  Investors Fund                                  50,360     13.949961      702,514
  ..................................................................................
  Money Market Fund                              137,813      1.418117      195,435
  ..................................................................................
  New Opportunities Fund                         436,370     39.970028   17,441,737
  ..................................................................................
  New Value Fund                                  29,385     11.894540      349,524
  ..................................................................................
  OTC & Emerging Growth Fund                      37,669     20.043914      755,041
  ..................................................................................
  Utilities Growth and Income Fund                49,867     24.664702    1,229,958
  ..................................................................................
  Vista Fund                                      36,398     19.656868      715,475
  ..................................................................................
  Voyager Fund                                   566,147     44.691134   25,301,771
  ..................................................................................
 GRAND TOTAL:                                                           $85,154,725
 -----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  12,316    $ 35,542         --     $ 70,991   $    75,911 $  239,607          --
  ......................................................................................................................
  Capital gains income                      --          --                 370,753     1,891,825  1,128,130          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              (33,484)        (83)        13       (2,920)        1,082      8,516         189
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (79,251)    (32,173)     3,572     (521,051)   (3,829,450)   (787,276)    54,307
  ......................................................................................................................
  Net gain (loss) on investments      (112,735)    (32,256)     3,585     (523,971)   (3,828,368)   (778,760)    54,496
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(100,419)   $  3,286     $3,585     $(82,227)  $(1,860,632) $  588,977   $ 54,496
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money Market
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New         Sub-Account  Sub-Account
                                                              Sub-Account Income      Opportunities
                                                                          Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $460,172     $154,348   $  11,179    $  3,053   $     145    $     --     $    9,603
  ..........................................................................................................................
  Capital gains income                      --                   48,486       6,693      13,573          --             --
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized gain (loss) on
    security transactions                  (16)      (4,056)       (368)          4         (36)      3,405             --
  ..........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (555,990)     (41,499)   (117,160)    (11,955)   (110,927)    (30,376)            --
  ..........................................................................................................................
  Net gain (loss) on investments      (556,006)     (45,555)   (117,528)    (11,951)   (110,963)    (26,971)            --
 ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $(95,834)    $108,793    $(57,863)    $(2,205)   $(97,245)   $(26,971)        $9,603
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New         New        OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities Value    Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account Sub-Account Growth     and
                                                           Sub-Account Income
                                                                       Sub-Account
 -------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $      --    $ 4,289   $      --   $ 40,997    $    --    $    7,767
  ......................................................................................................
  Capital gains income              1,304,356     15,191       6,665     72,373      1,850     3,295,557
  ......................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................
  Net realized gain (loss) on
    security transactions              12,108        134     (16,212)      (645)       663       (62,622)
  ......................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (694,441)    17,392    (197,101)    49,888     23,635    (3,822,605)
  ......................................................................................................
  Net gain (loss) on investments     (682,333)    17,526    (213,313)    49,243     24,298    (3,885,227)
 -------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 622,023    $37,006   $(206,648)  $162,613    $26,148    $ (581,903)
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global      Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 12,316     $  35,542      $    --     $   70,991   $    75,911 $   239,607   $     --
  ............................................................................................................................
  Capital gains income                     --            --           --        370,753     1,891,825   1,128,130         --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions             (33,484)          (83)          13         (2,920)        1,082       8,516        189
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (79,251)      (32,173)       3,572       (521,051)   (3,829,450)    (787,276)    54,307
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (100,419)        3,286        3,585        (82,227)   (1,860,632)     588,977    54,496
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            17,571       116,833       16,368        230,443       934,029   1,752,733     24,162
  ............................................................................................................................
  Net transfers                        69,540           543       45,155        (75,950)     (267,298)   1,538,652   209,568
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (5,097)       (9,606)     (28,120)       (32,233)     (436,192)    (242,831)    (9,325)
  ............................................................................................................................
  Net loan activity                        --            --           --             (6)         (373)     (12,445)      (115)
  ............................................................................................................................
  Cost of insurance                   (10,437)      (20,544)      (1,267)       (86,856)     (293,601)    (486,484)    (4,111)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       71,577        87,226       32,136         35,398       (63,435)   2,549,625   220,179
  ............................................................................................................................
  Total increase (decrease) in net
    assets                            (28,842)       90,512       35,721        (46,829)   (1,924,067)   3,138,602   274,675
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 195,765       421,641       43,612      4,140,179    12,153,340  12,515,578     78,575
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $166,923     $ 512,153      $79,333     $4,093,350   $10,229,273 $15,654,180   $353,250
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield     Income       International International International Investors  Money
 September 30, 2000                 Sub-Account    Sub-Account  Growth       Growth and   New          Sub-Account   Market
                                                                Sub-Account  Income       Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  460,172    $  154,348    $ 11,179      $ 3,053     $    145     $      --     $     9,603
  ................................................................................................................................
  Capital gains income                       --            --      48,486        6,693       13,573            --              --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                   (16)       (4,056)       (368)           4          (36)        3,405              --
  ................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (555,990)      (41,499)   (117,160)     (11,955)    (110,927)      (30,376)             --
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (95,834)      108,793     (57,863)      (2,205)     (97,245)      (26,971)          9,603
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            (423,002)      272,666      28,440       12,024       40,701        48,933         115,616
  ................................................................................................................................
  Net transfers                         147,110      (286,388)    373,832       62,876      265,661        21,004        (251,024)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                            (83,220)     (179,077)    (18,320)      (1,704)     (25,529)      (10,906)         (3,836)
  ................................................................................................................................
  Net loan activity                          (9)       (1,942)     (1,528)          --           --          (109)
  ................................................................................................................................
  Cost of insurance                    (109,925)      (79,874)    (19,716)      (4,398)     (13,210)      (21,865)         (7,254)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (469,046)     (274,615)    362,708       68,798      267,623        37,057        (146,498)
  ................................................................................................................................
  Total increase (decrease) in net
    assets                             (564,880)     (165,822)    304,845       66,593      170,378        10,086        (136,895)
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 3,811,927     2,325,605     448,052       25,988      106,122       692,428         332,330
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $3,247,047    $2,159,783    $752,897      $92,581     $276,500     $ 702,514     $   195,435
 ---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Period Ended                              New           New          OTC &        Utilities     Vista        Voyager
September 30, 2000                                Opportunities Value        Emerging     Growth        Sub-Account  Sub-Account
                                                  Sub-Account   Sub-Account  Growth       and Income
                                                                             Sub-Account  Sub-Account
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $        --    $ 14,289     $     --    $   40,997     $     --    $     7,767
 ...............................................................................................................................
 Capital gains income                               1,304,356      15,191        6,665        72,373        1,850      3,295,557
 ...............................................................................................................................
 Net realized gain (loss) on security
   transactions                                        12,108         134      (16,212)         (645)         663        (62,622)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                     (694,441)     17,392     (197,101)       49,888       23,635     (3,822,605)
 ...............................................................................................................................
 Net increase (decrease) in net assets
   resulting from operations                          622,023      37,006     (206,648)      162,613       26,148       (581,903)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                          1,025,448      20,425       70,794       132,618       34,219      1,714,176
 ...............................................................................................................................
 Net transfers                                        488,951      34,545      668,421      (180,639)     703,154         12,038
 ...............................................................................................................................
 Surrenders for benefit payments and fees            (496,370)     (4,589)     (14,638)      (37,143)     (71,247)      (577,875)
 ...............................................................................................................................
 Net loan activity                                      9,562                       --            (5)                    (15,954)
 ...............................................................................................................................
 Cost of insurance                                   (460,628)    (10,595)     (18,804)      (44,067)      (7,167)      (661,336)
 ...............................................................................................................................
 Net increase (decrease) in net assets
   resulting from unit transactions                   566,963      39,786      705,773      (129,236)     658,959        471,049
 ...............................................................................................................................
 Total increase (decrease) in net assets            1,188,986      76,792      499,125        33,377      685,107       (110,854)
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                               16,252,751     272,732      255,916     1,196,581       30,368     25,412,625
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                    $17,441,737    $349,524     $755,041    $1,229,958     $715,475    $25,301,771
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money       Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market      Fund         Appreciation Securities  Sub-Account
                                                              Fund        Sub-Account  Fund        Fund
                                                              Sub-Account              Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 7,183,854
  Cost $7,594,577
  .........................................................................................................................
    Market Value                    $7,139,760   $        --  $      --   $        --  $        -- $       --   $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 3,038,583
  Cost $16,092,310
  .........................................................................................................................
    Market Value                            --    21,717,930         --            --           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 5,008,118
  Cost $5,008,118
  .........................................................................................................................
    Market Value                            --            --  5,008,118            --           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 3,614,492
  Cost $9,282,357
  .........................................................................................................................
    Market Value                            --            --         --    10,716,151           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 3,543,798
  Cost $15,045,160
  .........................................................................................................................
    Market Value                            --            --         --            --   21,600,824         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 320,876
  Cost $344,638
  .........................................................................................................................
    Market Value                            --            --         --            --           --    333,548            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 5,331,733
  Cost $16,328,752
  .........................................................................................................................
    Market Value                            --            --         --            --           --         --    22,333,459
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 3,009,268
  Cost $4,055,348
  .........................................................................................................................
    Market Value                            --            --         --            --           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                6,406         8,652         --         3,873        5,956         --         6,419
  .........................................................................................................................
 Receivable from fund shares sold           --            --        531            --           --         --            --
  .........................................................................................................................
 Total Assets                        7,146,166    21,726,582  5,008,649    10,720,024   21,606,780    333,548    22,339,878
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --            --        207            --           --         --            --
  .........................................................................................................................
 Payable for fund shares purchased       6,432        10,078         --         3,899        5,690         --        11,085
  .........................................................................................................................
 TOTAL LIABILITIES                       6,432        10,078        207         3,899        5,690         --        11,085
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $7,139,734   $21,716,504  $5,008,442  $10,716,125  $21,601,090 $  333,548   $22,328,793
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,905,759     5,777,931  3,661,897     3,992,555    6,371,127    228,153     6,229,908
 Unit Values                        $ 1.455378   $  3.758526  $1.367718   $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 7,183,854
  Cost $7,594,577
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 3,038,583
  Cost $16,092,310
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 5,008,118
  Cost $5,008,118
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 3,614,492
  Cost $9,282,357
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 3,543,798
  Cost $15,045,160
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 320,876
  Cost $344,638
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 5,331,733
  Cost $16,328,752
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 3,009,268
  Cost $4,055,348
  ................................
    Market Value                     5,645,191
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                1,276
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        5,646,467
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --
  ................................
 Payable for fund shares purchased       1,438
  ................................
 TOTAL LIABILITIES                       1,438
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $5,645,029
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,375,497
 Unit Values                        $ 2.376357
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity    Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP Equity- VIP
                                    Fund         Sub-Account  Fund         Fund                     Income      Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 4,249,199
  Cost $8,022,852
  .........................................................................................................................
    Market Value                    $9,130,798    $      --    $      --   $      --    $      --   $        -- $       --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 117,729
  Cost $148,694
  .........................................................................................................................
    Market Value                            --      168,547           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 1,349
  Cost $1,573
  .........................................................................................................................
    Market Value                            --           --        1,884          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 352,657
  Cost $557,910
  .........................................................................................................................
    Market Value                            --           --           --     771,535           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 132,124
  Cost $218,119
  .........................................................................................................................
    Market Value                            --           --           --          --      271,316            --         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 421,647
  Cost $9,768,013
  .........................................................................................................................
    Market Value                            --           --           --          --           --    10,840,547         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 176,253
  Cost $3,681,545
  .........................................................................................................................
    Market Value                            --           --           --          --           --            --  4,836,377
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 104,549
  Cost $1,767,222
  .........................................................................................................................
    Market Value                            --           --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                7,196           --           --       1,103        1,113         4,845      8,819
  .........................................................................................................................
 Receivable from fund shares sold           --           --           --          --           --            --         --
  .........................................................................................................................
 Total Assets                        9,137,994      168,547        1,884     772,638      272,429    10,845,392  4,845,196
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --           --           --          --           --            --         --
  .........................................................................................................................
 Payable for fund shares purchased       7,391           --           --       1,103        1,103         8,151        966
  .........................................................................................................................
 TOTAL LIABILITIES                       7,391           --           --       1,103        1,103         8,151        966
  .........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $9,130,603    $ 168,547    $   1,884   $ 771,535    $ 271,326   $10,837,241 $4,844,230
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         3,726,135      120,204        1,518     432,247      161,935     5,202,176  2,221,144
 Unit Values                        $ 2.450422    $1.402176    $1.240838   $1.784939    $1.675516   $  2.083213 $ 2.180961
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 4,249,199
  Cost $8,022,852
  ................................
    Market Value                    $       --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 117,729
  Cost $148,694
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 1,349
  Cost $1,573
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 352,657
  Cost $557,910
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 132,124
  Cost $218,119
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 421,647
  Cost $9,768,013
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 176,253
  Cost $3,681,545
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 104,549
  Cost $1,767,222
  ................................
    Market Value                     1,951,926
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,951,926
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                7,000
  ................................
 Payable for fund shares purchased          --
  ................................
 TOTAL LIABILITIES                       7,000
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,944,926
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants           999,637
 Unit Values                        $ 1.945633
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 389,916   $  148,629    $270,522    $ 223,535   $   64,817 $   18,656   $  204,111
  ........................................................................................................................
  Capital gains income                  27,919    1,376,125         138      710,073      982,513         --      242,973
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions                 (217)      (1,037)         --       (2,197)      46,004       (164)      (8,989)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (528,300)   1,855,342          --       32,325    4,620,392    (14,413)   2,990,567
  ........................................................................................................................
  Net (loss) gain on investments      (528,517)   1,854,305          --       30,128    4,666,396    (14,577)   2,981,578
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(110,682)  $3,379,059    $270,660    $ 963,736   $5,713,726 $    4,079   $3,428,662
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   54,978
  ................................
  Capital gains income                      --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              237,802
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                1,473,851
  ................................
  Net (loss) gain on investments     1,711,653
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,766,631
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $147,722      $   462     $      55    $     --    $      --   $ 135,354  $   55,675
  ........................................................................................................................
  Capital gains income                342,313        1,064            --         924       12,242     299,204      89,799
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions              32,258           51            90      (1,319)       2,552      (5,697)    163,510
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (30,149)      19,702           303     199,277       53,093     134,510   1,066,662
  ........................................................................................................................
  Net gain on investments               2,109       19,753           393     197,958       55,645     128,813   1,230,172
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $492,144      $21,279     $     448    $198,882    $  67,887   $ 563,371  $1,375,646
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 49,346
  ................................
  Capital gains income                 62,505
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 110
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  70,100
  ................................
  Net gain on investments              70,210
 ----------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $182,061
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  389,916   $   148,629   $  270,522   $   223,535   $    64,817 $   18,656   $   204,111
  ............................................................................................................................
  Capital gains income                  27,919     1,376,125          138       710,073       982,513         --       242,973
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions                 (217)       (1,037)          --        (2,197)       46,004       (164)       (8,989)
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (528,300)    1,855,342           --        32,325     4,620,392    (14,413)    2,990,567
  ............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (110,682)    3,379,059      270,660       963,736     5,713,726      4,079     3,428,662
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            906,756     2,808,097    5,256,362     1,915,900     2,681,591    176,753     5,504,772
  ............................................................................................................................
  Net transfers                      3,046,307       985,523   (5,594,076)      635,438      (289,293)    (29,483)     842,727
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (72,647)     (408,643)    (332,938)     (349,009)     (473,077)    (12,808)    (300,584)
  ............................................................................................................................
  Net loan activity                       (580)      113,577       (1,129)        9,903        21,822         --        37,126
  ............................................................................................................................
  Cost of insurance                   (178,194)     (730,808)    (410,504)     (544,241)     (771,602)    (37,402)    (596,819)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     3,701,642     2,767,746   (1,082,285)    1,667,991     1,169,441     97,060     5,487,222
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           3,590,960     6,146,805     (811,625)    2,631,727     6,883,167    101,139     8,915,884
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                3,548,774    15,569,699    5,820,067     8,084,398    14,717,923    232,409    13,412,909
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,139,734   $21,716,504   $5,008,442   $10,716,125   $21,601,090 $  333,548   $22,328,793
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   54,978
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions              237,802
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                1,473,851
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       1,766,631
  ................................
 UNIT TRANSACTIONS:
  Purchases                            677,267
  ................................
  Net transfers                     (1,859,466)
  ................................
  Surrenders for benefit payments
    and fees                          (121,807)
  ................................
  Net loan activity                     26,015
  ................................
  Cost of insurance                   (219,619)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                    (1,497,610)
  ................................
  Net increase (decrease) in net
    assets                             269,021
  ................................
 NET ASSETS:
  Beginning of period                5,376,008
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,645,029
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  147,722    $     462      $    55            --           --  $   135,354  $   55,675
  ...........................................................................................................................
  Capital gains income                 342,313        1,064           --           924       12,242      299,204      89,799
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions               32,258           51           90        (1,319)       2,552       (5,697)    163,510
  ...........................................................................................................................
  Net unrealized (deoreciation)
    appreciation of investments
    during the period                  (30,149)      19,702          303       199,277       53,093      134,510   1,066,662
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          492,144       21,279          448       198,882       67,887      563,371   1,375,646
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,433,200        8,474           --       130,785       26,831    1,305,399     434,002
  ...........................................................................................................................
  Net transfers                       (565,534)     143,243        2,134       407,361      190,145      669,108    (532,883)
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (285,404)      (3,898)      (1,686)       (2,001)      (7,597)    (217,417)    (99,612)
  ...........................................................................................................................
  Net loan activity                     26,838           --           --            --           --       (1,401)     19,098
  ...........................................................................................................................
  Cost of insurance                   (453,821)      (2,157)         (19)      (20,448)      (7,044)    (400,372)   (113,429)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       155,279      145,662          429       515,697      202,335    1,355,317    (292,824)
  ...........................................................................................................................
  Net increase in net assets           647,423      166,941          877       714,579      270,222    1,918,688   1,082,822
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                8,483,180        1,606        1,007        56,956        1,104    8,918,553   3,761,408
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $9,130,603    $ 168,547      $ 1,884     $ 771,535    $ 271,326  $10,837,241  $4,844,230
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income             $   49,346
  ................................
  Capital gains income                  62,505
  ................................
  Net realized gain (loss) on
    security transactions                  110
  ................................
  Net unrealized (deoreciation)
    appreciation of investments
    during the period                   70,100
  ................................
  Net increase in net assets
    resulting from operations          182,061
  ................................
 UNIT TRANSACTIONS:
  Purchases                            397,109
  ................................
  Net transfers                         51,243
  ................................
  Surrenders for benefit payments
    and fees                           (78,051)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (80,468)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       289,833
  ................................
  Net increase in net assets           471,894
  ................................
 NET ASSETS:
  Beginning of period                1,473,032
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,944,926
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ............................................................................................................................
  Net investment income             $  166,560   $   116,844   $   524,273   $  158,735   $    77,525 $   14,559   $   107,603
  ............................................................................................................................
  Capital gains income                      --       289,691            --      148,349       573,895         --       176,994
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions               20,736       (19,525)           --        3,423       (40,897)         (1)      41,466
  ............................................................................................................................
  Net unrealized appreciation of
    investments during the period       48,115     2,840,198            --      925,117     1,053,772        632     2,102,732
  ............................................................................................................................
  Net increase in net assets
    resulting from operations          235,411     3,227,208       524,273    1,235,624     1,664,295     15,190     2,428,795
  ............................................................................................................................
 UNIT TRANSACTIONS:
  ............................................................................................................................
  Purchases                            408,130     2,041,519    27,722,133    1,892,134     2,473,509     56,332     1,752,558
  ............................................................................................................................
  Net transfers                      1,509,453     4,810,627   (33,879,254)   1,620,594     3,402,616    (58,529)    3,270,849
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (69,652)     (576,595)   (1,840,672)    (400,056)     (595,743)     (8,870)    (264,762)
  ............................................................................................................................
  Net loan activity                       (519)     (125,205)      (66,865)      20,293        35,831         --       (56,810)
  ............................................................................................................................
  Cost of insurance                    (87,306)     (456,787)     (501,588)    (299,823)     (540,583)    (20,595)    (313,799)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,760,106     5,693,559    (8,566,246)   2,833,142     4,775,630    (31,662)    4,388,036
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           1,995,517     8,920,767    (8,041,973)   4,068,766     6,439,925    (16,472)    6,816,831
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                1,553,257     6,648,932    13,862,040    4,015,632     8,277,998    248,881     6,596,078
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $3,548,774   $15,569,699   $ 5,820,067   $8,084,398   $14,717,923 $  232,409   $13,412,909
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income             $   69,373
  ................................
  Capital gains income                 235,374
  ................................
  Net realized gain (loss) on
    security transactions              (12,897)
  ................................
  Net unrealized appreciation of
    investments during the period      226,926
  ................................
  Net increase in net assets
    resulting from operations          518,776
  ................................
 UNIT TRANSACTIONS:
  ................................
  Purchases                            707,600
  ................................
  Net transfers                      1,517,699
  ................................
  Surrenders for benefit payments
    and fees                          (221,694)
  ................................
  Net loan activity                    (97,052)
  ................................
  Cost of insurance                   (144,802)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,761,751
  ................................
  Net increase (decrease) in net
    assets                           2,280,527
  ................................
 NET ASSETS:
  Beginning of period                3,095,481
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,376,008
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  132,007    $       6      $    --     $      --    $      --  $   64,760   $   22,698
  ...........................................................................................................................
  Capital gains income                 182,157           --           --            --           --     230,469       66,900
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions              (22,437)          --           --            41           --          16      (12,367)
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      652,784          150            7        14,348          104     303,166       80,752
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          944,511          156            7        14,389          104     598,411      157,983
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,129,533        1,000        1,000         1,344        1,000   1,148,707      296,446
  ...........................................................................................................................
  Net transfers                      2,842,341          450           --        41,605           --   3,213,980    2,455,676
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (358,785)          --           --          (271)          --    (198,212)     (66,416)
  ...........................................................................................................................
  Net loan activity                    (33,674)          --           --            --           --        (929)      (1,217)
  ...........................................................................................................................
  Cost of insurance                   (302,161)          --           --          (111)          --    (201,357)     (50,423)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,277,164        1,450        1,000        42,567        1,000   3,962,189    2,634,066
  ...........................................................................................................................
  Net increase in net assets         4,221,675        1,606        1,007        56,956        1,104   4,560,600    2,792,049
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                4,261,505           --           --            --           --   4,357,953      969,359
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $8,483,180    $   1,606      $ 1,007     $  56,956    $   1,104  $8,918,553   $3,761,408
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income             $   29,183
  ................................
  Capital gains income                  87,549
  ................................
  Net realized gain (loss) on
    security transactions                 (943)
  ................................
  Net unrealized appreciation of
    investments during the period       48,191
  ................................
  Net increase in net assets
    resulting from operations          163,980
  ................................
 UNIT TRANSACTIONS:
  Purchases                            276,627
  ................................
  Net transfers                        218,464
  ................................
  Surrenders for benefit payments
    and fees                           (46,101)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (44,434)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       404,556
  ................................
  Net increase in net assets           568,536
  ................................
 NET ASSETS:
  Beginning of period                  904,496
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,473,032
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998 to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutuals funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 11,322
  Cost $141,016
  .........................................................................................................................
    Market Value:                    $195,766     $     --     $    --    $       --   $        -- $        --    $    --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 42,461
  Cost $448,692
  .........................................................................................................................
    Market Value:                          --      421,639          --            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 4,370
  Cost $44,384
  .........................................................................................................................
    Market Value:                          --           --      43,612            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 211,113
  Cost $3,844,016
  .........................................................................................................................
    Market Value:                          --           --          --     4,139,928            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 398,583
  Cost $7,200,576
  .........................................................................................................................
    Market Value:                          --           --          --            --    12,152,795          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 467,054
  Cost $12,423,917
  .........................................................................................................................
    Market Value:                          --           --          --            --            --  12,517,045         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 7,483
  Cost $74,611
  .........................................................................................................................
    Market Value:                          --           --          --            --            --          --     78,576
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --        2,127          --         3,467         2,198       4,035         --
  .........................................................................................................................
 Receivable from fund shares sold          --           --          --            --            --          --         --
  .........................................................................................................................
 TOTAL ASSETS                         195,766      423,766      43,612     4,143,395    12,154,993  12,521,080     78,576
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   1           --          --            --            --          --          1
  .........................................................................................................................
 Payable for fund shares purchased         --        2,125          --         3,216         1,653       5,502         --
  .........................................................................................................................
 TOTAL LIABILITIES                          1        2,125          --         3,216         1,653       5,502          1
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $195,765     $421,641     $43,612    $4,140,179   $12,153,340 $12,515,578    $78,575
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  High Yield   Income       International International International Investors  Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New           Sub-Account  Market
                                                              Sub-Account  Income       Opportunities              Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 343,726
  Cost $4,126,478
  .............................................................................................................................
    Market Value:                   $3,811,917   $       --    $     --      $    --      $     --     $     --      $     --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 185,757
  Cost $2,360,652
  .............................................................................................................................
    Market Value:                           --    2,325,674          --           --            --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 20,695
  Cost $301,201
  .............................................................................................................................
    Market Value:                           --           --     448,055           --            --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 1,704
  Cost $23,855
  .............................................................................................................................
    Market Value:                           --           --          --       25,990            --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 4,549
  Cost $92,959
  .............................................................................................................................
    Market Value:                           --           --          --           --       106,044           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 45,675
  Cost $531,627
  .............................................................................................................................
    Market Value:                           --           --          --           --            --      692,433            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 332,312
  Cost $332,312
  .............................................................................................................................
    Market Value:                           --           --          --           --            --           --       332,312
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                2,549        3,147          --           --            78        1,445            18
  .............................................................................................................................
 Receivable from fund shares sold           --           --          --           --            --           --            --
  .............................................................................................................................
 TOTAL ASSETS                        3,814,466    2,328,821     448,055       25,990       106,122      693,878       332,330
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --           3            2            --           --            --
  .............................................................................................................................
 Payable for fund shares purchased       2,539        3,216          --           --            --        1,450            --
  .............................................................................................................................
 TOTAL LIABILITIES                       2,539        3,216           3            2            --        1,450            --
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $3,811,927   $2,325,605    $448,052      $25,988      $106,122     $692,428      $332,330
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Utilities Growth  Vista       Voyager
                                    Opportunities Value      Emerging    and Income        Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 373,288
  Cost $7,857,227
  ................................................................................................................
    Market Value:                   $16,252,954   $     --    $     --      $       --      $    --    $        --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 22,996
  Cost $273,358
  ................................................................................................................
    Market Value:                            --    272,732          --              --           --             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 11,229
  Cost $165,980
  ................................................................................................................
    Market Value:                            --         --     255,917              --           --             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 70,508
  Cost $1,129,635
  ................................................................................................................
    Market Value:                            --         --          --       1,196,527           --             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 1,468
  Cost $24,769
  ................................................................................................................
    Market Value:                            --         --          --              --       30,368             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 383,553
  Cost $14,651,156
  ................................................................................................................
    Market Value:                            --         --          --              --           --     25,410,360
 -----------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 8,724         --          --              54           --         15,663
  ................................................................................................................
 Receivable from fund shares sold            --         --          --              --           --             --
  ................................................................................................................
 TOTAL ASSETS                        16,261,678    272,732     255,917       1,196,581       30,368     25,426,023
  ................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --           1              --           --             --
  ................................................................................................................
 Payable for fund shares purchased        8,927         --          --              --           --         13,398
  ................................................................................................................
 TOTAL LIABILITIES                        8,927         --           1              --           --         13,398
 -----------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $16,252,751   $272,732    $255,916      $1,196,581      $30,368    $25,412,625
 -----------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable Life Contracts:
  Asia Pacific Growth Fund                         8,820   $22.195177  $   195,765
  .................................................................................
  Diversified Income Fund                         32,428    13.002362      421,641
  .................................................................................
  George Putnam Fund of Boston                     4,128    10.564227       43,612
  .................................................................................
  Global Asset Allocation Fund                   178,026    23.255993    4,140,179
  .................................................................................
  Global Growth Fund                             312,423    38.900326   12,153,340
  .................................................................................
  Growth and Income Fund                         482,803    25.922728   12,515,578
  .................................................................................
  Health Sciences Fund                             7,275    10.800460       78,575
  .................................................................................
  High Yield Fund                                231,043    16.498765    3,811,927
  .................................................................................
  Income Fund                                    161,483    14.401541    2,325,605
  .................................................................................
  International Growth Fund                       28,594    15.669625      448,052
  .................................................................................
  International Growth and Income Fund             2,135    12.169641       25,988
  .................................................................................
  International New Opportunities Fund             5,361    19.795791      106,122
  .................................................................................
  Investors Fund                                  47,574    14.554810      692,428
  .................................................................................
  Money Market Fund                              244,629     1.358506      332,330
  .................................................................................
  New Opportunities Fund                         421,990    38.514515   16,252,751
  .................................................................................
  New Value Fund                                  25,634    10.639520      272,732
  .................................................................................
  OTC & Emerging Growth Fund                      10,487    24.402281      255,916
  .................................................................................
  Utilities Growth and Income Fund                55,671    21.493623    1,196,581
  .................................................................................
  Vista Fund                                       1,871    16.227448       30,368
  .................................................................................
  Voyager Fund                                   556,989    45.624982   25,412,625
  .................................................................................
 GRAND TOTAL:                                                          $80,712,115
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia        Diversified The George  Global      Global     Growth       Health
 December 31, 1999                  Pacific     Income      Putnam      Asset       Growth     and Income   Sciences
                                    Growth      Sub-Account Fund        Allocation  Sub-Account Sub-Account Sub-Account
                                    Sub-Account             of Boston   Sub-Account
                                                            Sub-Account
 ---------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  ....................................................................................................................
  Dividends                          $    --     $ 22,458    $ 1,001     $ 71,013   $   29,989  $ 168,362    $   125
  ....................................................................................................................
  Capital gains income                    --           --         41      199,267      624,480    840,162         --
  ....................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ....................................................................................................................
  Net realized gain (loss) on
    security transactions                449           48          2        2,237       10,150    (33,683)      (382)
  ....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 54,681      (15,631)    (1,442)     161,213    4,049,316   (833,418)    (3,071)
  ....................................................................................................................
  Net gain (loss) on investments      55,130      (15,583)    (1,440)     163,450    4,059,466   (867,101)    (3,453)
 ---------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $55,130     $  6,875    $  (398)    $433,730   $4,713,935  $ 141,423    $(3,328)
 ---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income      International International International Investors Money
 December 31, 1999                  Sub-Account Sub-Account* Growth     Growth and   New           Sub-Account  Market
                                                            Sub-Account Income       Opportunities              Sub-Account
                                                                        Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $241,157    $141,863    $     --     $   --       $     1      $     --     $16,902
  ........................................................................................................................
  Capital gains income                     --      42,324          --         --            --            --          --
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               1,475     (12,893)        254      2,632            57           (78)         --
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (96,976)   (221,917)    146,577       (715)       12,844       140,714          --
  ........................................................................................................................
  Net gain (loss) on investments      (95,501)   (234,810)    146,831      1,917        12,901       140,636
  ........................................................................................................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $145,656    $(50,623)   $146,831     $1,917       $12,902      $140,636     $16,902
 -------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &       Utilities   Vista       Voyager
 December 31, 1999                  Opportunities Value       Emerging    Growth      Sub-Account Sub-Account
                                    Sub-Account   Sub-Account Growth      and Income
                                                              Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $       --    $    --     $    --     $29,351      $   --    $   16,812
  ...........................................................................................................
  Capital gains income                  127,960         48         669      30,824       2,322     1,348,226
  ...........................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................
  Net realized gain (loss) on
    security transactions                 8,119        (50)      3,794      (1,167)        242       (36,877)
  ...........................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,351,649       (997)     85,875     (67,896)      4,571     7,727,928
  ...........................................................................................................
  Net gain (loss) on investments      6,359,768     (1,047)     89,669     (69,063)      4,813     7,691,051
  ...........................................................................................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $6,487,728    $  (999)    $90,338     $(8,888)     $7,135    $9,056,089
 ------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia        Diversified The George  Global       Global      Growth       Health
 December 31, 1999                  Pacific     Income      Putnam      Asset        Growth      and Income   Sciences
                                    Growth      Sub-Account Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account             of Boston   Sub-Account
                                                            Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $      --   $  22,458    $ 1,001    $   71,013   $    29,989 $   168,362   $    125
  ......................................................................................................................
  Capital gains income                     --          --         41       199,267       624,480     840,162
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions                 449          48          2         2,237        10,150     (33,683)      (382)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  54,681     (15,631)    (1,442)      161,213     4,049,316    (833,418)    (3,071)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         55,130       6,875       (398)      433,730     4,713,935     141,423     (3,328)
  ......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            24,427     179,265     11,255       314,949     1,301,509   2,424,542      9,089
  ......................................................................................................................
  Net transfers                       118,773     (49,985)    21,592       (39,079)     (121,599)    (363,554)    10,606
  ......................................................................................................................
  Surrenders for benefit payments
    and fees                           (2,565)    (16,582)    (2,658)      (56,245)     (286,077)    (378,131)    (2,828)
  ......................................................................................................................
  Net loan activity                        --          --         --           (14)       (1,865)     (24,549)    (8,505)
  ......................................................................................................................
  Cost of insurance                    (1,069)    (22,843)      (423)     (105,067)     (322,725)    (620,162)    (1,870)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      139,566      89,855     29,766       114,544       569,243   1,038,146      6,492
  ......................................................................................................................
  Total increase (decrease) in net
    assets                            194,696      96,730     29,368       548,274     5,283,178   1,179,569      3,164
 -----------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
  Beginning of period                   1,069     324,911     14,244     3,591,905     6,870,162  11,336,009     75,411
 -----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 195,765   $ 421,641    $43,612    $4,140,179   $12,153,340 $12,515,578   $ 78,575
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield   Income       International International International Investors  Money
 December 31, 1999                  Sub-Account  Sub-Account* Growth       Growth and   New           Sub-Account  Market
                                                              Sub-Account  Income       Opportunities              Sub-Account
                                                                           Sub-Account  Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  241,157   $  141,863    $     --      $    --      $      1     $     --     $ 16,902
  ............................................................................................................................
  Capital gains income                      --       42,324          --           --            --           --           --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                1,475      (12,893)        254        2,632            57          (78)
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (96,976)    (221,917)    146,577         (715)       12,844      140,714
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         145,656      (50,623)    146,831        1,917        12,902      140,636       16,902
  ............................................................................................................................
 UNIT TRANSACTIONS:
  ............................................................................................................................
  Purchases                            723,890      463,993      17,892        9,252         4,815       28,819      235,220
  ............................................................................................................................
  Net transfers                      1,056,399     (441,576)    293,024       (8,372)       81,822      428,229     (283,112)
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (80,333)     (43,311)     (5,128)      (1,616)        3,487       (6,953)      (7,691)
  ............................................................................................................................
  Net loan activity                        (93)      66,816      (1,909)          --            --       (8,548)          --
  ............................................................................................................................
  Cost of insurance                   (124,382)    (179,232)     (8,009)        (928)         (480)     (12,574)     (17,144)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,575,481     (133,310)    295,870       (1,664)       89,644      428,973      (72,727)
  ............................................................................................................................
  Total increase (decrease) in net
    assets                           1,721,137     (183,933)    442,701          253       102,546      569,609      (55,825)
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                2,090,790    2,509,538       5,351       25,735         3,576      122,819      388,155
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $3,811,927   $2,325,605    $448,052      $25,988      $106,122     $692,428     $332,330
 -----------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &       Utilities Growth  Vista        Voyager
 December 31, 1999                  Opportunities Value       Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account   Sub-Account Growth      Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $        --    $     --    $     --      $   29,351      $      --   $    16,812
  ...................................................................................................................
  Capital gains income                  127,960          48         669          30,824          2,322     1,348,226
  ...................................................................................................................
  Net realized gain (loss) on
    security transactions                 8,119         (50)      3,794          (1,167)           242       (36,877)
  ...................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,351,649        (997)     85,875         (67,896)         4,571     7,727,928
  ...................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        6,487,728        (999)     90,338          (8,888)         7,135     9,056,089
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,631,913      25,445       1,058         233,952          6,440     2,360,763
  ...................................................................................................................
  Net transfers                          83,908     250,987     153,855          26,751         13,830       672,345
  ...................................................................................................................
  Surrenders for benefit payments
    and fees                           (332,858)     (2,892)     (3,558)        (27,357)        (2,301)     (442,195)
  ...................................................................................................................
  Net loan activity                     (57,806)         --          --             (14)            --       (45,856)
  ...................................................................................................................
  Cost of insurance                    (446,062)     (2,735)     (1,247)        (58,839)           (96)     (639,283)
  ...................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        879,095     270,805     150,108         174,493         17,873     1,905,774
  ...................................................................................................................
  Total increase (decrease) in net
    assets                            7,366,823     269,806     240,446         165,605         25,008    10,961,863
  ...................................................................................................................
 NET ASSETS:
  Beginning of period                 8,885,928       2,926      15,470       1,030,976          5,360    14,450,762
  ...................................................................................................................
  END OF PERIOD                     $16,252,751    $272,732    $255,916      $1,196,581      $  30,368   $25,412,625
 --------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George   Global       Global      Growth       Health
 December 31, 1998                  Pacific      Income      Putnam Fund  Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account of Boston    Allocation   Sub-Account Sub-Account  Sub-Account*
                                    Sub-Account*             Sub-Account* Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   --     $   8,975     $   122    $   51,115   $  127,435  $   129,504    $    69
  .........................................................................................................................
  Capital gains income                    --         3,812          --       219,555      637,175      845,402
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                 --           181          11            68      (12,611)      15,246         11
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     69       (17,009)        670        37,408      623,542      249,632      7,036
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            69        (4,041)        803       308,146    1,375,541    1,239,784      7,116
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,000       128,587       1,000       369,681    1,390,116    2,372,295      1,000
  .........................................................................................................................
  Net transfers                           --        47,983      12,809     1,442,896      472,175    2,636,000     67,576
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                              --       (17,974)       (356)      (73,960)    (229,540)    (394,619)      (213)
  .........................................................................................................................
  Net loan activity                       --            --          --        23,838       13,683      (74,317)        --
  .........................................................................................................................
  Cost of insurance                       --       (18,831)        (12)      (73,651)    (210,154)    (418,260)       (68)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       1,000       139,765      13,441     1,688,804    1,436,280    4,121,099     68,295
  .........................................................................................................................
  Total increase (decrease) in net
    assets                             1,069       135,724      14,244     1,996,950    2,811,821    5,360,883     75,411
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                     --       189,187          --     1,594,955    4,058,341    5,975,126         --
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $1,069     $ 324,911     $14,244    $3,591,905   $6,870,162  $11,336,009    $75,411
 --------------------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income        International International International Investors  Money
 December 31, 1998                  Sub-Account Sub-Account** Growth       Growth and   New           Sub-Account* Market
                                                              Sub-Account* Income       Opportunities              Sub-Account
                                                                           Sub-Account* Sub-Account*
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $  114,613   $  159,132     $    15      $   320       $   --      $    158     $ 17,549
  .............................................................................................................................
  Capital gains income                  17,985        4,142          --          770           --            --           --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               (6,169)       3,345           4            5            7            18           --
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (280,696)      47,564         278        2,850          240        20,091
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (154,267)     214,183         297        3,945          247        20,267       17,549
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            451,806      480,043       1,000        1,172        1,000         1,207      376,321
  .............................................................................................................................
  Net transfers                        938,222     (975,004)      4,157       20,802        2,431       101,790     (222,386)
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (78,942)     (62,811)       (102)        (132)        (101)         (298)     (14,326)
  .............................................................................................................................
  Net loan activity                        (19)     (15,305)         --           --           --            --           --
  .............................................................................................................................
  Cost of insurance                    (68,646)    (137,056)         (1)         (52)          (1)         (147)      (4,514)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,242,421     (710,133)      5,054       21,790        3,329       102,552      135,095
  .............................................................................................................................
  Total increase (decrease) in net
    assets                           1,088,154     (495,950)      5,351       25,735        3,576       122,819      152,644
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                1,002,636    3,005,488          --           --           --            --      235,511
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,090,790   $2,509,538     $ 5,351      $25,735       $3,576      $122,819     $388,155
 ------------------------------------------------------------------------------------------------------------------------------

 *From inception August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &        Utilities   Vista        Voyager
 December 31, 1998                  Opportunities Value       Emerging     Growth      Sub-Account* Sub-Account
                                    Sub-Account   Sub-Account Growth       and Income
                                                              Sub-Account* Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $       --     $   32      $     6    $   19,667    $   --     $    23,145
  ..............................................................................................................
  Capital gains income                   79,622          6           --        33,897        --         564,740
  ..............................................................................................................
  Net realized gain (loss) on
    security transactions                     5         18            8          (421)       25           4,061
  ..............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,351,153        371        4,062        66,049     1,028       1,898,310
  ..............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,430,780        427        4,076       119,192     1,053       2,490,256
  ..............................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,645,046      1,000        1,086       175,713     1,000       2,546,550
  ..............................................................................................................
  Net transfers                       1,581,473      1,668       10,401       361,235     3,533       2,515,789
  ..............................................................................................................
  Surrenders for benefit payments
    and fees                           (286,756)      (168)         (66)      (24,641)     (224)       (452,353)
  ..............................................................................................................
  Net loan activity                     (61,049)        --           --        23,875        --          47,899
  ..............................................................................................................
  Cost of insurance                    (251,400)        (1)         (27)      (33,941)       (2)       (400,770)
  ..............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      2,627,314      2,499       11,394       502,241     4,307       4,257,115
  ..............................................................................................................
  Total increase (decrease) in net
    assets                            4,058,094      2,926       15,470       621,433     5,360       6,747,371
  ..............................................................................................................
 NET ASSETS:
  Beginning of period                 4,827,834         --           --       409,543        --       7,703,391
 ---------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $8,885,928     $2,926      $15,470    $1,030,976    $5,360     $14,450,762
 ---------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.80% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services and varies based on the face amount of the underlying policy, among other factors. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                             THIRD QUARTER                NINE MONTHS
                                                                 ENDED                       ENDED
                                                             SEPTEMBER 30,               SEPTEMBER 30,
                                                           -----------------------------------------------
                                                           2000         1999          2000           1999
                                                           -----------------------------------------------
                                                                      (in millions) (Unaudited)
REVENUES
  Premiums and other considerations                        $588         $513         $1,653         $1,517
  Net investment income                                     338          333            979          1,019
  Net realized capital gains (losses)                        (7)          --            (44)             1
                                                           -----------------------------------------------
                                           TOTAL REVENUES   919          846          2,588          2,537
                                                           -----------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses            372          379          1,086          1,195
  Amortization of deferred policy acquisition costs         163          141            462            396
  Dividends to policyholders                                  7           70             53             97
  Other expenses                                            188          105            456            432
                                                           -----------------------------------------------
                      TOTAL BENEFITS, CLAIMS AND EXPENSES   730          695          2,057          2,120
                                                           -----------------------------------------------
  Income before income tax expense                          189          151            531            417
  Income tax expense                                         60           51            144            144
                                                           -----------------------------------------------
                                               NET INCOME  $129         $100         $  387         $  273
                                                           -----------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                    SEPTEMBER 30,         DECEMBER 31,
                                                                        2000                  1999
                                                                   ------------------------------------
                                                                     (Unaudited)
                                                                   (in millions, except for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,851 and $13,923)                            $ 13,599              $ 13,499
  Equity securities, at fair value                                          51                    56
  Policy loans, at outstanding balance                                   3,561                 4,187
  Other investments                                                        727                   342
                                                                   ------------------------------------
                                           TOTAL INVESTMENTS            17,938                18,084
                                                                   ------------------------------------
  Cash                                                                      95                    55
  Premiums receivable and agents' balances                                  23                    29
  Reinsurance recoverables                                               1,267                 1,274
  Deferred policy acquisition costs                                      4,242                 4,013
  Deferred income tax                                                      462                   459
  Other assets                                                             555                   654
  Separate account assets                                              118,333               110,397
                                                                   ------------------------------------
                                                TOTAL ASSETS          $142,915              $134,965
                                                                   ------------------------------------
LIABILITIES
  Future policy benefits                                              $  4,643              $  4,332
  Other policyholder funds                                              14,796                16,004
  Other liabilities                                                      2,223                 1,613
  Separate account liabilities                                         118,333               110,397
                                                                   ------------------------------------
                                           TOTAL LIABILITIES           139,995               132,346
                                                                   ------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized,
   issued and outstanding, par value $5,690                                  6                     6
  Capital surplus                                                        1,045                 1,045
  Accumulated other comprehensive loss
    Net unrealized capital losses on securities, net of tax               (156)                 (255)
                                                                   ------------------------------------
                  TOTAL ACCUMULATED OTHER COMPREHENSIVE LOSS              (156)                 (255)
                                                                   ------------------------------------
  Retained earnings                                                      2,025                 1,823
                                                                   ------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY             2,920                 2,619
                                                                   ------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $142,915              $134,965
                                                                   ------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Accumulated Other
                                                                  Comprehensive
                                                                  Income (Loss)
                                                                -----------------
                                                                 Net Unrealized
                                                                  Capital Gains
                                                                   (Losses) on                     Total
                                             Common   Capital      Securities,      Retained   Stockholder's
                                             Stock    Surplus      Net of Tax       Earnings      Equity
                                             ---------------------------------------------------------------
                                                                (in millions) (Unaudited)
NINE MONTHS ENDED SEPTEMBER 30, 2000
Balance, December 31, 1999                     $6     $1,045          $(255)         $1,823       $2,619
Comprehensive income (loss)
  Net income                                                                            387          387
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                        99                           99
Total other comprehensive income (loss)                                                               99
  Total comprehensive income (loss)                                                                  486
Dividends paid to parent                                                               (185)        (185)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 2000    $6     $1,045          $(156)         $2,025       $2,920
                                             ---------------------------------------------------------------
NINE MONTHS ENDED SEPTEMBER 30, 1999
Balance, December 31, 1998                     $6     $1,045          $ 184          $1,462       $2,697
Comprehensive income (loss)
  Net income                                                                            273          273
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                      (353)                        (353)
Total other comprehensive income (loss)                                                             (353)
  Total comprehensive income (loss)                                                                  (80)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 1999    $6     $1,045          $(169)         $1,735       $2,617
                                             ---------------------------------------------------------------

(1) Net unrealized capital gains (losses) on securities are reflected net of tax provision (benefit) of $53 and $(190) for the nine months ended
    September 30, 2000 and 1999, respectively. There were reclassification adjustments for after-tax gains (losses) realized in net income of $(29) and $1 for the nine months ended September 30, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   NINE MONTHS ENDED
                                                                                     SEPTEMBER 30,
                                                                            --------------------------------
                                                                              2000                    1999
                                                                            --------------------------------
                                                                               (Unaudited) (in millions)
OPERATING ACTIVITIES
  Net income                                                                $   387                 $   273
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                                 (20)                     (8)
  Net realized capital losses (gains)                                            44                      (1)
  Decrease (increase) in premiums receivable and agents'
   balances                                                                       6                     (15)
  Increase (decrease) in other liabilities                                      169                     (97)
  Change in receivables, payables and accruals                                   40                     142
  Increase (decrease) in accrued tax                                            262                    (200)
  (Increase) decrease in deferred income tax                                    (56)                    164
  Increase in deferred policy acquisition costs                                (229)                   (258)
  Increase in future policy benefits                                            311                     438
  Decrease (increase) in reinsurance recoverables                                27                    (162)
  Other, net                                                                     79                    (100)
                                                                            --------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,020                     176
                                                                            --------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                                   (4,134)                 (5,132)
  Sales of investments                                                        3,458                   6,434
  Maturities and principal paydowns of fixed maturity
   investments                                                                1,117                   1,338
  Purchase of affiliates and other                                                2                      --
                                                                            --------------------------------
                   NET CASH PROVIDED BY INVESTING ACTIVITIES                    443                   2,640
                                                                            --------------------------------
FINANCING ACTIVITIES
  Dividends paid to parent                                                     (185)                     --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts                           (1,238)                 (2,798)
                                                                            --------------------------------
    Net cash used for financing activities                                   (1,423)                 (2,798)
                                                                            --------------------------------
  Net increase in cash                                                           40                      18
  Cash -- beginning of period                                                    55                      17
                                                                            --------------------------------
  Cash -- end of period                                                     $    95                 $    35
                                                                            --------------------------------
Supplemental Disclosure of Cash Flow Information
  Net cash paid during the period for
  Income taxes                                                              $    34                 $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company"), a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (its parent), a wholly-owned subsidiary of Hartford Life, Inc., have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities - a Replacement of SFAS No. 125". SFAS No. 140 carries forward most of SFAS No. 125's provisions without amendment. However, it revises criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. SFAS No. 140's disclosure requirements must be applied for fiscal years ending after December 15, 2000. The other provisions of SFAS No. 140 apply prospectively to transactions and commitments occurring after March 31, 2001. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company will begin January 1, 2001. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) TAX MATTERS

Hartford Life, Inc.'s federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life, Inc.'s 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service.

Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open years.

During the second quarter of 2000, Hartford Life, Inc. reached a settlement with the Internal Revenue Service with respect to certain tax matters for the 1993-1995 years. This settlement resulted in a $24 tax benefit being recorded in Hartford Life Insurance Company's second quarter results of operations.

3. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios.

The following tables present summarized financial information concerning the Company's segments.

                                                         Investment  Individual
SEPTEMBER 30, 2000                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  522       $141       $238     $ 18   $  919
  Net income                                                   86         19          9       15      129
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,548       $405       $572     $ 63   $2,588
  Net income                                                  262         53         25       47      387

                                                         Investment  Individual
SEPTEMBER 30, 1999                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  468       $148       $220     $ 10   $  846
  Net income                                                   69         19          7        5      100
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,403       $421       $659     $ 54   $2,537
  Net income (loss)                                           228         51         20      (26)     273

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(Dollar amounts in millions, unless otherwise stated)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") as of September 30, 2000, compared with December 31, 1999, and its results of operations for the third quarter and nine months ended September 30, 2000 compared with the equivalent periods in 1999. This discussion should be read in conjunction with the MD&A included in the Company's 1999 Form 10-K Annual Report.

Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on the

Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on Hartford Life Insurance Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including the possibility of general economic, business and legislative conditions that are less favorable than anticipated, changes in interest rates or the stock markets, stronger than anticipated competitive activity and those described in the forward-looking statements.

INDEX

Consolidated Results of Operations      9            Corporate Owned Life Insurance (COLI)      11
Investment Products                     10           Regulatory Matters and Contingencies       11
Individual Life                         10           Accounting Standards                       12

CONSOLIDATED RESULTS OF OPERATIONS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
         OPERATING SUMMARY                SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $919         $846        $2,588       $2,537
Expenses                                 790          746         2,201        2,264
                                     --------------------------------------------------
                         NET INCOME     $129         $100        $  387       $  273
                                     --------------------------------------------------

Hartford Life Insurance Company has the following reportable segments:
Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). The Company reports in "Other" corporate items not directly allocable to any of its segments, as well as certain group benefits business, including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company
(HLA).

Revenues increased $73, or 9%, and $51, or 2%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in revenues were primarily attributable to growth in the Investment Products segment which was, for the most part, due to higher fee income related to the individual annuity operation which is directly attributable to increased assets under management. Additionally, for the third quarter the COLI segment's revenues increased primarily due to fees generated from strong sales. Partially offsetting the growth in the nine month period was a decline in the COLI segment's revenues primarily due to the declining block of leveraged COLI business.
Expenses increased $44, or 6%, for the third quarter, while expenses for the nine month period decreased $63, or 3%, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $29, or 29%, and $114, or 42%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods primarily driven by increases in net income across each of the Company's reportable segments for the nine months. The Company also reported a benefit related to the settlement of certain federal tax matters of $24 for the second quarter of 2000 (see Note 2(b) of Notes to Consolidated Financial Statements). This benefit, along with an $8 benefit related to state income taxes in the first quarter of 2000, resulted in $32 of tax benefits for the nine months ended September 30, 2000. Partially offsetting the increase for the nine month period, the Company realized $29 of net realized capital losses, primarily as a result of portfolio re-balancing. Excluding the tax items and the net realized capital losses, net income increased $111, or 41%, for the nine months ended September 30, 2000.

SEGMENT RESULTS

Below is a summary of net income (loss) by segment.

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Investment Products                     $ 86         $ 69         $262         $228
Individual Life                           19           19           53           51
Corporate Owned Life Insurance
 (COLI)                                    9            7           25           20
Other                                     15            5           47          (26)
                                     --------------------------------------------------
                         NET INCOME     $129         $100         $387         $273
                                     --------------------------------------------------

The sections that follow analyze each segment's results.

INVESTMENT PRODUCTS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $522         $468        $1,548       $1,403
Expenses                                 436          399         1,286        1,175
                                     --------------------------------------------------
                         NET INCOME     $ 86         $ 69        $  262       $  228
                                     --------------------------------------------------

Revenues in the Investment Products segment increased $54, or 12%, and $145, or 10%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to higher fee income in the individual annuity operation. Fee income generated by individual annuities increased $58, or 22%, and $149, or 19%, for the respective third quarter and nine month periods, as related account values grew
$14.7 billion, or 19%, from September 30, 1999. This substantial growth was mostly due to strong individual annuity sales (including $8.5 billion for the first nine months of 2000) and equity market appreciation.

Due to the continued growth in this segment, particularly the individual annuity operation, expenses increased $37, or 9%, or $111, or 9%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. These increases were primarily driven by amortization of deferred policy acquisition costs, which grew $24, or 23%, and $61, or 20%, for the respective third quarter and nine month periods and other expenses which increased $9, or 10%, and $43, or 17%, over the respective prior year levels. The segment's operating expenses as a percentage of average assets under management declined slightly for the third quarter and nine months ended versus the respective prior year periods.
Net income increased $17, or 25%, and $34, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to the growth in revenues associated with the increase in assets under management across the entire segment. Additionally, the Investment Products segment continued to maintain its profit margins related to its primary businesses thus contributing to the segment's earnings growth.

INDIVIDUAL LIFE

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $141         $148         $405         $421
Expenses                                 122          129          352          370
                                     --------------------------------------------------
                         NET INCOME     $ 19         $ 19         $ 53         $ 51
                                     --------------------------------------------------

The slight decrease in revenues and expenses in the Individual Life segment is primarily due to HLA's December 1, 1999 recapture of an in force block of individual life insurance previously ceded to the Company. (For a discussion of the recapture, see Note 9 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

Excluding the recapture described above, revenues in the Individual Life segment increased $16, or 13%, and $53, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. This increase in revenues is attributable to higher fee income associated with the growing block of variable life insurance. Fee income increased $13, or 15%, and $53, or 22%, for the respective third quarter and nine month periods, as variable life account values increased $918, or 44%, and variable life insurance in force increased $9.7 billion, or 46%, from September 30, 1999.

Excluding the recapture described above, expenses increased $14, or 13%, and $47, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in expenses were primarily due to a $4, or 9%, and $12, or 8%, increase in benefits, claims and claim adjustment expenses for the respective third quarter and nine month periods and other expenses which increased $7, or 40%, and $16, or 29%, over the respective prior year levels. These increases were associated with the growth in this segment as indicated above. Additionally, for the nine month period, amortization of deferred policy acquisition costs increased $15, or 19%, primarily associated with the growth in this segment's variable business. Excluding the recapture described above, net income increased $2, or 12%, and $6, or 13%, for the respective periods, primarily due to the higher fee income as year-to-date mortality was essentially in line with prior year.

CORPORATE OWNED LIFE INSURANCE (COLI)

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $238         $220         $572         $659
Expenses                                 229          213          547          639
                                     --------------------------------------------------
                         NET INCOME     $  9         $  7         $ 25         $ 20
                                     --------------------------------------------------

COLI revenues increased $18, or 8%, for the third quarter ended September 30, 2000, from the respective prior year period, while for the nine month period, revenues decreased $87, or 13%. The revenue increase in the third quarter was primarily due to an increase in fee income of $22, or 19%, associated with strong sales of $2.5 billion in the third quarter 2000.

For the nine month period, revenues decreased primarily due to a decline in net investment income of $59, or 18%. This decline was primarily due to the leveraged COLI block of business, as related account values decreased $786, or 14%, as a result of the downsizing caused by the Health Insurance Portability and Accountability Act of 1996.

Expenses increased $16, or 8%, for the third quarter, while expenses for the nine month period decreased $92, or 14%, respectively, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $2, or 29%, and $5, or 25%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent prior year periods. The increase was primarily attributable to the variable COLI business where account values increased $3.5 billion, or 29%, as well as increased earnings associated with a block of leveraged COLI business recaptured in 1998. (For a discussion of the MBL Recapture, see the Capital Resources and Liquidity section in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

REGULATORY MATTERS AND CONTINGENCIES

NAIC PROPOSALS

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Hartford Life Insurance Company and its subsidiaries' domiciliary state has adopted the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its subsidiaries.

DEPENDENCE ON CERTAIN THIRD PARTY RELATIONSHIPS

Hartford Life Insurance Company distributes its annuity and life insurance products through a variety of distribution channels, including broker-dealers, banks, wholesalers, its own internal sales force and other third party marketing organizations. The Company periodically negotiates provisions and renewals of these relationships and there can be no assurance that such terms will remain acceptable to the Company or such service providers. An interruption in the Company's continuing relationship with certain of these third parties could materially affect the Company's ability to market its products.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Consolidated Financial Statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

HARTFORD SELECT LEADERS LAST SURVIVOR
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy. Please read it carefully.



Hartford Select Leaders Last Survivor is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:


x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------


The following Sub-Accounts are available under the policy after February 15, 2001:




                         SUB-ACCOUNT                                         PURCHASES SHARES OF:


  Money Market Sub-Account                                    Class Y shares of Money Market Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Diversified Income Sub-Account                              Class Y shares of Diversified Income Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Balanced Growth Sub-Account                                 Class Y shares of Balanced Growth Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Utilities Sub-Account                                       Class Y shares of Utilities Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Dividend Growth Sub-Account                                 Class Y shares of Dividend Growth Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Value-Added Market Sub-Account                              Class Y shares of Value-Added Market Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Growth Sub-Account                                          Class Y shares of Growth Portfolio of the Morgan
                                                              Stanley Dean Witter Select Dimensions Investment
                                                              Series
  American Opportunities Sub-Account                          Class Y shares of American Opportunities Portfolio
                                                              of the Morgan Stanley Dean Witter Select
                                                              Dimensions Investment Series
  Mid-Cap Equity Sub-Account                                  Class Y shares of Mid-Cap Equity Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Global Equity Sub-Account                                   Class Y shares of Global Equity Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Developing Growth Sub-Account                               Class Y shares of Developing Growth Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  High Yield Sub-Account                                      Shares of High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Mid Cap Value Sub-Account                                   Shares of Mid Cap Value Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Emerging Markets Debt Sub-Account                           Shares of Emerging Markets Debt Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Emerging Markets Equity Sub-Account                         Shares of Emerging Markets Equity Portfolio of The
                                                              Universal Institutional Funds, Inc.


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:

  Fixed Income Sub-Account                                    Shares of Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Active International Allocation Sub-Account                 Shares of Active International Allocation
                                                              Portfolio of The Universal Institutional Funds,
                                                              Inc.
  Technology Sub-Account                                      Shares of Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Strategic Stock Sub-Account                                 Class II shares of Strategic Stock Portfolio of
                                                              the Van Kampen Life Investment Trust
  Enterprise Sub-Account                                      Class II shares of Enterprise Portfolio of the Van
                                                              Kampen Life Investment Trust
  American Funds Global Growth Fund Sub-Account               Class 2 shares of the Global Growth Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Global Growth Fund")
  American Funds Global Small Capitalization Fund             Class 2 shares of the Global Small Capitalization
                                                              Fund of American Funds Insurance Series ("American
                                                              Funds Global Small Capitalization Fund")
  American Funds Growth Fund Sub-Account                      Class 2 shares of the Growth Fund of American
                                                              Funds Insurance Series ("American Funds Growth
                                                              Fund")
  American Funds Growth-Income Fund Sub-Account               Class 2 shares of the Growth-Income Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Growth-Income Fund")
  American Funds International Fund Sub-Account               Class 2 shares of the International Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              International Fund")
  MFS Capital Opportunities Series Sub-Account                MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Emerging Growth Series Sub-Account                      MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Growth Series Sub-Account                               MFS-Registered Trademark- Growth Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Growth with Income Series Sub-Account                   MFS-Registered Trademark- Growth with Income
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Total Return Series Sub-Account                         MFS-Registered Trademark- Total Return Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  Franklin Small Cap Fund Sub-Account                         Class 2 shares of the Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust ("Franklin Small Cap Fund")
  Franklin Strategic Income Securities Fund Sub-Account       Class 1 shares of the Franklin Strategic Income
  (formerly Franklin Strategic Income Investment Fund Sub-    Securities Fund (formerly Franklin Strategic
  Account)                                                    Income Investments Fund) of the Franklin Templeton
                                                              Variable Insurance Products
  Mutual Shares Securities Fund Sub-Account                   Class 2 shares of Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Developing Markets Securities Fund Sub-Account    Class 1 shares of Templeton Developing Markets
  (formerly Templeton Developing Markets Equity Fund Sub-     Securities Fund (formerly Templeton Developing
  Account)                                                    Markets Equity Fund) of the Franklin Templeton
                                                              Variable Insurance Trust
  Templeton Growth Securities Sub-Account (formerly           Class 2 shares of the Templeton Growth Securities
  Templeton Global Growth Fund Sub-Account)                   Fund (formerly Templeton Global Growth Fund) of
                                                              the Franklin Templeton Variable Insurance Trust


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 2, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
  Benefits of Your Policy                                         4
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 4
----------------------------------------------------------------------
  Risks of Your Policy                                            4
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         11
----------------------------------------------------------------------
  Hartford Life Insurance Company                                11
----------------------------------------------------------------------
  Separate Account VL II                                         11
----------------------------------------------------------------------
  The Portfolios                                                 11
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
YOUR POLICY                                                      17
----------------------------------------------------------------------
PREMIUMS                                                         19
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 20
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              21
----------------------------------------------------------------------
LOANS                                                            21
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          22
----------------------------------------------------------------------
TAXES                                                            23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

 - Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.


INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 35 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Sales Charge            When you pay premium.                8% Policy Years 1-3
                                                             4% Policy Years 4+
------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.                A percent of premium which varies
                                                             by your state and municipality of
                                                             residence. The range of premium tax
                                                             charge is generally between 0% and
                                                             4%.
                                                             This rate will change if your state
                                                             or municipality changes its premium
                                                             tax charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
------------------------------------------------------------------------------------------------
Surrender Charges       When you surrender your policy.      Surrender charge varies by policy
                        When you make certain Face Amount    year and equals a percentage times
                        decreases.                           the sum of two components: the
                        When you take certain withdrawals.   sales surrender charge and the
                                                             underwriting surrender charge. The
                                                             sales surrender charge equals the
                                                             Death Benefit Guarantee Premium.
                                                             The maximum annual Death Benefit
                                                             Guarantee Premium ranges from a
                                                             minimum of $.394 per 1,000 to a
                                                             maximum of $12.463 per 1,000. The
                                                             underwriting surrender charge
                                                             equals $1 per $1000 of initial face
                                                             amount, but is at least $500 and no
                                                             more than $3000.
------------------------------------------------------------------------------------------------
                                                             The percentage by policy years is
                                                             as follows:
                                                             Policy Year              Percentage
                                                             1                      70%
                                                             2                      70%
                                                             3                      70%
                                                             4                      60%
                                                             5                      50%
                                                             6                      40%
                                                             7                      30%
                                                             8                      20%
                                                             9                      10%
                                                             10 and after           0%
------------------------------------------------------------------------------------------------
Face Amount Increase    Each month for 12 months beginning   1/12 of $1 per month per thousand
Fee                     on the effective date of any         of Face Amount increase.
                        unscheduled increase in Face Amount  Monthly fees charged will not be
                        you request.                         less than 1/12 of $500 and will not
                                                             exceed 1/12 of $3,000.
------------------------------------------------------------------------------------------------
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
------------------------------------------------------------------------------------------------
Withdrawal Fee          When you take a withdrawal.          $10 per withdrawal.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Sales Charge                             All
----------------------
Premium Tax Charge                       All
----------------------
Surrender Charges       Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
----------------------
----------------------
Face Amount Increase    Policies where the owner has made an
Fee                     unscheduled increase.
----------------------
Transfer Fees           Those policies with more than one
                        transfer per month.
----------------------
Withdrawal Fee          Those policies where the owner has
                        made a withdrawal.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy. The
                                                             maximum monthly cost of insurance
                                                             rate for unrated individuals ranges
                                                             from a minimum of $0.0002 per 1,000
                                                             per month to a maximum of $83.333
                                                             per 1,000 per month.
------------------------------------------------------------------------------------------------
Mortality and Expense   Monthly.                             Per the Sub-Account accumulated
Risk Charge                                                  value:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.50% per month after the
                                                               10th policy year.
                                                             Per $1000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on issue
                                                             ages and Death Benefit Guarantee
                                                               Amount.
------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                                           Year 1
                                                                           $24.16
                                                                          Years 2+
                                                                            $7.50
------------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Cost of Insurance                        All
Charges
----------------------
Mortality and Expense                    All
Risk Charge
----------------------
Administrative Charge                    All
----------------------
Rider Charges           Only those policies with benefits
                        provided by rider.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 1999. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                                              OTHER           EXPENSES
                                               MANAGEMENT FEES    12B-1 DISTRIBUTION        EXPENSES       (INCLUDING ANY
                                               (INCLUDING ANY    AND/OR SERVICING FEES   (INCLUDING ANY    WAIVERS AND ANY
                                                  WAIVERS)        (INCLUDING WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
  INVESTMENT SERIES:
Money Market Portfolio                              0.50%                 0.25%               0.04%             0.79%
--------------------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                        0.40%                 0.25%               0.08%             0.73%
--------------------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                           0.60%                 0.25%               0.04%             0.89%
--------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                 0.65%                 0.25%               0.05%             0.95%
--------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                           0.58%                 0.25%               0.02%             0.85%
--------------------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                        0.50%                 0.25%               0.05%             0.80%
--------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                    0.80%                 0.25%               0.10%             1.15%
--------------------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                    0.62%                 0.25%               0.04%             0.91%
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio (formerly Mid-Cap
  Growth) (1)                                       0.75%                 0.25%               0.17%             1.17%
--------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                             1.00%                 0.25%               0.08%             1.33%
--------------------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                         0.50%                 0.25%               0.08%             0.83%
--------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (2)                            0.50%                  N/A                0.61%             1.11%
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (2)                         0.75%                  N/A                0.62%             1.37%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (2)                 0.80%                  N/A                0.98%             1.78%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (2)               1.25%                  N/A                1.37%             2.62%
--------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (2)                          0.40%                  N/A                0.56%             0.96%
--------------------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (2)       0.80%                  N/A                1.83%             2.63%
--------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (2)                            0.80%                  N/A               11.77%            12.57%
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3) (12)                  0.50%                 0.25%               0.41%             1.16%
--------------------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (3)(12)                        0.50%                 0.25%               0.12%             0.87%
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES:
American Funds Global Growth Fund                   0.68%                 0.25%               0.03%             0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund                                              0.79%                 0.25%               0.03%             1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                          0.38%                 0.25%               0.01%             0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                   0.34%                 0.25%               0.01%             0.60%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                   0.55%                 0.25%               0.05%             0.85%
--------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
  TRUST:
MFS-Registered Trademark- Capital
  Opportunities Series (7)(8)                       0.75%                  N/A                0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (7)                                        0.75%                  N/A                0.09%             0.84%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth
  Series (7)(8)                                     0.75%                  N/A                0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income
  Series (7)                                        0.75%                  N/A                0.13%             0.88%
--------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                                              OTHER           EXPENSES
                                               MANAGEMENT FEES    12B-1 DISTRIBUTION        EXPENSES       (INCLUDING ANY
                                               (INCLUDING ANY    AND/OR SERVICING FEES   (INCLUDING ANY    WAIVERS AND ANY
                                                  WAIVERS)        (INCLUDING WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (7)                                        0.75%                  N/A                0.15%             0.90%
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
Franklin Small Cap Fund -- Class 2 (4)(5)           0.55%                 0.25%               0.27%             1.07%
--------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund (6)       0.43%                  N/A                0.32%             0.75%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2
  (4)(9)                                            0.60%                 0.25%               0.19%             1.04%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund --
  Class 1 (10)                                      1.25%                  N/A                0.31%             1.56%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2
  (4)(11)                                           0.83%                 0.25%               0.05%             1.13%
--------------------------------------------------------------------------------------------------------------------------

(1) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors, Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The expense ratios for the Active International Allocation Portfolio and Technology Portfolio are annualized. Including these reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
High Yield                                                         0.19%         0.61%        0.80%
-----------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.43%         0.62%        1.05%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                                              0.45%         0.98%        1.43%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity                                            0.42%         1.37%        1.79%
-----------------------------------------------------------------------------------------------------
Fixed Income                                                       0.14%         0.56%        0.70%
-----------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%        1.15%
-----------------------------------------------------------------------------------------------------
Technology Portfolio                                               0.00%         1.15%        1.15%
-----------------------------------------------------------------------------------------------------

(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management, Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including in the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Strategic Stock                                                    0.24%         0.41%        0.65%
-----------------------------------------------------------------------------------------------------
Enterprise                                                         0.47%         0.13%        0.60%
-----------------------------------------------------------------------------------------------------

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(5) On February 8, 2000, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On
    February 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

10                                               HARTFORD LIFE INSURANCE COMPANY
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(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and the manager to assume as its own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                     0.43%            N/A       0.52%        0.95%
-------------------------------------------------------------------------------------------------------------

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A       0.15%        0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series              0.75%            N/A       0.08%        0.83%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A       0.15%        0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series           0.75%            N/A       0.12%        0.87%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series                 0.75%            N/A       0.14%        0.89%
-------------------------------------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least
    May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A       0.27%        1.02%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A       0.71         1.46%
-------------------------------------------------------------------------------------------------------------

(9) On February 8, 2000, a merger and reorganization was approved that combined the assets of the Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On February 8, 2000, shareholders approved a merger and a reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of the new fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(11) On February 8, 2000, a merger and a reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(12) Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares.

HARTFORD LIFE INSURANCE COMPANY                                               11
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States, as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS


                      EFFECTIVE DATE
   RATING AGENCY        OF RATING       RATING          BASIS OF RATING
------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.            4/1/00          A+      Financial performance
------------------------------------------------------------------------------
 Standard & Poor's        8/1/00         AA       Insurer financial strength
------------------------------------------------------------------------------
 Fitch                    5/1/00         AA+      Financial strength
------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investment for the Contracts are shares of the portfolios or funds of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark- Variable Insurance Trust-SM-, and Franklin Templeton Variable Insurance Products Trust, all open-ended management investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

12                                               HARTFORD LIFE INSURANCE COMPANY
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AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP EQUITY PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

MID-CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the PortfolIo's current holdings against potential purchases.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity ecurities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and (iii) short-term market momentum/technicals.

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to identify significant long-term technology trends and invest primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:

STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

HARTFORD LIFE INSURANCE COMPANY                                               13
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ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST:

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GROWTH SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth.


INVESTMENT ADVISERS -- Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). Morgan Stanley Dean Witter Portfolios offer both Class X and Class Y shares. Only Class Y shares are available in this Contract.


MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios. With regard to the Mid-Cap Equity Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio,

* ON DECEMBER 1, 1998, MORGAN STANLEY ASSET MANAGEMENT INC. CHANGED ITS NAME TO MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. BUT CONTINUES TO DO BUSINESS IN CERTAIN INSTANCES USING THE NAME MORGAN STANLEY ASSET MANAGEMENT.

14                                               HARTFORD LIFE INSURANCE COMPANY
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Emerging Markets Equity Portfolio, Active International Allocation Portfolio and Technology Portfolio. As the investment adviser, MSDW Investment Management provides investment advice and portfolio management services for Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio and Technology Portfolio subject to the supervision of The Universal Institutional Funds, Inc.'s Board of Directors.

The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide. The Van Kampen Life Investment Trust offers Class I and Class II shares. Only Class II shares are available in this Contract.


The American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Seriesis a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Seriesoffers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Seriesis Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.


The MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Growth Series, MFS-Registered Trademark- Growth with Income Series, MFS-Registered Trademark-Total Return Seriesare series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Seriesof the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.


Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Contract, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Small Cap Fund and the Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily

HARTFORD LIFE INSURANCE COMPANY                                               15
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net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.


FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.


PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

16                                               HARTFORD LIFE INSURANCE COMPANY
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(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.50% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

    POLICY YEAR      PERCENTAGE
-------------------------------
         1              70%
-------------------------------
         2              70%
-------------------------------
         3              70%
-------------------------------
         4              60%
-------------------------------
         5              50%
-------------------------------
         6              40%
-------------------------------
         7              30%
-------------------------------
         8              20%
-------------------------------
         9              10%
-------------------------------
   10 and after          0%
-------------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE INSURANCE COMPANY                                               17
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-
Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

18                                               HARTFORD LIFE INSURANCE COMPANY
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You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- LAST SURVIVOR EXCHANGE OPTION RIDER. We will exchange your policy for two individual policies on the life of each insured, subject to the conditions stated in the rider.

- ESTATE PROTECTION RIDER. We will pay a term insurance benefit upon receipt of due proof of the last surviving insured's death while your policy and rider are in force, subject to the conditions stated in the rider.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

HARTFORD LIFE INSURANCE COMPANY                                               19
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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by

20                                               HARTFORD LIFE INSURANCE COMPANY
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the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

HARTFORD LIFE INSURANCE COMPANY                                               21
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In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

22                                               HARTFORD LIFE INSURANCE COMPANY
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Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

HARTFORD LIFE INSURANCE COMPANY                                               23
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If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE INSURANCE COMPANY                                               27
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

28                                               HARTFORD LIFE INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II

This Statement of Additional Information is not a prospectus. To obtain a prospectus write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.

DATE OF PROSPECTUS: JANUARY 2, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: JANUARY 2, 2001

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             5
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; CIGNA Corporation (1975-1998)

Peter W. Cummins       Senior Vice President, 1997     Vice President (1989-1997); Director of Broker Dealer
                                                       Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                       (1997-Present) Vice President (1989-1997); Director of
                                                       Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                       Accident Insurance Company.

Timothy M. Fitch       Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
                                                       President (1995-Present); Actuary (1994-Present);
                                                       Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer, (1998-Present),
                       Accounting Officer, 1998        Hartford Life & Annuity Insurance Company; Vice President
                                                       & Chief Accounting Officer, (1998-Present), Royal Life
                                                       Insurance Company of America; Vice President & Chief
                                                       Accounting Officer (1998-Present) Alpine Life Insurance
                                                       Company; Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                       Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                       Audit Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-Present), Vice President
                       Financial Officer & Treasurer,  (1998), Assistant Vice President (1995-1998), Hartford;
                       1998                            Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999 *                Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson

Lois W. Grady          Senior Vice President, 1998     Vice President (1993-1998); Assistant Vice President
                                                       (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1987-1993), Hartford Life and Accident Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford Life and Annuity Insurance Company.
Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life, Senior Vice President,
                                                       (1998-Present); Vice President, (1995-1998); Regional Vice
                                                       President (1991-1994), Hartford; Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1995-2000), Senior Vice
                       Director, 1994*                 President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1995), Hartford; Director (1994-Present); Executive
                                                       Vice President (1995-Present); Senior Vice President
                                                       (1994-1995); Vice President (1989-1994), Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       President (2000-Present), Executive Vice President
                                                       (1996-2000), Director (1994-Present), Senior Vice
                                                       President (1993-1996), Hartford Life and Annuity Insurance
                                                       Company; Chief Operating Officer (2000-Present), Executive
                                                       Vice President, Individual Life and Annuities (1997-2000),
                                                       Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Chief Actuary, 1994 Vice President (1993-1997); Assistant
                                                       Vice President (1992-1993); Actuary (1990-1994), Hartford;
                                                       Senior Vice President (1997-Present); Chief Actuary
                                                       (1995-Present); Vice President (1993-1997); Actuary
                                                       (1990-1995), Hartford Life and Accident Insurance Company;
                                                       Vice President and Chief Actuary (1997-Present), Hartford
                                                       Life, Inc.

Christine Hayer        Senior Vice President, General  Associate General Counsel (1998-2000), Assistant Corporate
Repasy                 Counsel, Corporate Secretary,   Secretary (2000), Vice President (1999-2000), Assistant
                       Director 2001                   Vice President (1997-1999), Hartford Life and Annuity
                                                       Insurance Company

Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1981*                 (1989-1997), Hartford; Chief Executive Officer
                                                       (1997-Present), President (1989-2000), Chief Operating
                                                       Officer (1989-1997), Director (1985-Present); Hartford
                                                       Life and Annuity Insurance Company; Director
                                                       (1981-Present); President (1989-Present); Chief Executive
                                                       Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life and Accident Insurance Company;
                                                       Chief Executive Officer and President and Director
                                                       (1997-Present), Hartford Life, Inc.

John C. Walters        Executive Vice President,       Program Leader, Wheat First Securities, Inc./First Union
                       Director 2000                   Capital Markets Corp. (1984-1999)

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997), Hartford; Director (1998-Present);
                       Investment Officer, 1997        Senior Vice President (1997-Present); Hartford Life and
                       Director, 1998*                 Accident Insurance Company; Vice President, Investment
                                                       Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                       President, Investment Strategy & Policy (1991-1996), Aetna
                                                       Life and Casualty.


---------
 * Denotes date of election to Board of Directors of Hartford.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME                         POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 J. Richard Garrett          Vice President
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Director
-----------------------------------------------------------------
 Lowndes A. Smith            Chief Executive Officer
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------


SALES LOAD -- The maximum and current sales load under the policy is 8% in years 1 through 3 and 4% in year 4 and beyond of premium in order to cover expenses related to the sale and distribution of the Policy.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e,

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.


The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 1.09% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 1.09% average daily charge) of -1.09%, 4.91% and 10.91%, respectively.


In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)



                                        CURRENT CHARGES*                        GUARANTEED CHARGES**
              PREMIUMS        -------------------------------------------------------------------------------
END OF      ACCUMULATED                       CASH                                      CASH
POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER       DEATH
 YEAR         PER YEAR          VALUE         VALUE        BENEFIT        VALUE         VALUE        BENEFIT
-------------------------------------------------------------------------------------------------------------
  1             21,000           15,942        1,851      1,000,000        15,942        1,851      1,000,000
  2             43,050           33,682       19,591      1,000,000        33,578       19,487      1,000,000
  3             66,203           53,193       42,401      1,000,000        52,848       42,057      1,000,000
  4             90,513           75,522       69,264      1,000,000        74,773       68,515      1,000,000
  5            116,038          100,055       98,332      1,000,000        98,714       96,990      1,000,000
  6            142,840          127,001      127,001      1,000,000       124,842      124,842      1,000,000
  7            170,982          156,583      156,583      1,000,000       153,342      153,342      1,000,000
  8            200,531          189,046      189,046      1,000,000       184,402      184,402      1,000,000
  9            231,558          224,662      224,662      1,000,000       218,229      218,229      1,000,000
  10           264,136          263,720      263,720      1,000,000       255,050      255,050      1,000,000
  11           298,343          311,588      311,588      1,000,000       299,453      299,453      1,000,000
  12           334,260          364,383      364,383      1,000,000       348,001      348,001      1,000,000
  13           371,973          422,616      422,616      1,000,000       401,138      401,138      1,000,000
  14           411,571          486,844      486,844      1,000,000       459,387      459,387      1,000,000
  15           453,150          557,698      557,698      1,000,000       523,351      523,351      1,000,000
  16           496,807          635,870      635,870      1,000,000       593,735      593,735      1,000,000
  17           542,648          722,135      722,135      1,000,000       671,387      671,387      1,000,000
  18           590,780          817,361      817,361      1,000,000       757,354      757,354      1,000,000
  19           641,319          922,528      922,528      1,005,556       852,981      852,981      1,000,000
  20           694,385        1,038,644     1,038,644     1,111,349       959,968      959,968      1,027,166

  25         1,002,269        1,825,607     1,825,607     1,916,888     1,683,482     1,683,482     1,767,656

  30         1,395,216        3,105,398     3,105,398     3,260,667     2,828,189     2,828,189     2,969,599
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)



                                        CURRENT CHARGES*                        GUARANTEED CHARGES**
              PREMIUMS        -------------------------------------------------------------------------------
END OF      ACCUMULATED                       CASH                                      CASH
POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER       DEATH
 YEAR         PER YEAR          VALUE         VALUE        BENEFIT        VALUE         VALUE        BENEFIT
-------------------------------------------------------------------------------------------------------------
  1             21,000           14,985          894      1,000,000       14,985           894      1,000,000
  2             43,050           30,773       16,682      1,000,000       30,672        16,581      1,000,000
  3             66,203           47,196       36,404      1,000,000       46,866        36,074      1,000,000
  4             90,513           65,099       58,841      1,000,000       64,394        58,137      1,000,000
  5            116,038           83,695       81,971      1,000,000       82,452        80,729      1,000,000
  6            142,840          102,997      102,997      1,000,000      101,026       101,026      1,000,000
  7            170,982          123,011      123,011      1,000,000      120,093       120,093      1,000,000
  8            200,531          143,745      143,745      1,000,000      139,615       139,615      1,000,000
  9            231,558          165,203      165,203      1,000,000      159,540       159,540      1,000,000
  10           264,136          187,378      187,378      1,000,000      179,806       179,806      1,000,000
  11           298,343          215,018      215,018      1,000,000      204,332       204,332      1,000,000
  12           334,260          243,830      243,830      1,000,000      229,317       229,317      1,000,000
  13           371,973          273,859      273,859      1,000,000      254,717       254,717      1,000,000
  14           411,571          305,145      305,145      1,000,000      280,485       280,485      1,000,000
  15           453,150          337,738      337,738      1,000,000      306,551       306,551      1,000,000
  16           496,807          371,684      371,684      1,000,000      332,812       332,812      1,000,000
  17           542,648          407,025      407,025      1,000,000      359,130       359,130      1,000,000
  18           590,780          443,813      443,813      1,000,000      385,318       385,318      1,000,000
  19           641,319          482,095      482,095      1,000,000      411,169       411,169      1,000,000
  20           694,385          521,924      521,924      1,000,000      436,480       436,480      1,000,000

  25         1,002,269          746,524      746,524      1,000,000      549,303       549,303      1,000,000

  30         1,395,216        1,024,607     1,024,607     1,075,838      617,208       617,208      1,000,000
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)



                                        CURRENT CHARGES*                        GUARANTEED CHARGES**
              PREMIUMS        -------------------------------------------------------------------------------
END OF      ACCUMULATED                       CASH                                      CASH
POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER       DEATH
 YEAR         PER YEAR          VALUE         VALUE        BENEFIT        VALUE         VALUE        BENEFIT
-------------------------------------------------------------------------------------------------------------
  1             21,000          14,030             0      1,000,000       14,030             0      1,000,000
  2             43,050          27,982        13,891      1,000,000       27,884        13,793      1,000,000
  3             66,203          41,662        30,870      1,000,000       41,348        30,556      1,000,000
  4             90,513          55,848        49,591      1,000,000       55,187        48,929      1,000,000
  5            116,038          69,729        68,006      1,000,000       68,581        66,857      1,000,000
  6            142,840          83,294        83,294      1,000,000       81,500        81,500      1,000,000
  7            170,982          96,527        96,527      1,000,000       93,905        93,905      1,000,000
  8            200,531         109,408       109,408      1,000,000      105,740       105,740      1,000,000
  9            231,558         121,916       121,916      1,000,000      116,936       116,936      1,000,000
  10           264,136         134,016       134,016      1,000,000      127,413       127,413      1,000,000
  11           298,343         150,185       150,185      1,000,000      140,799       140,799      1,000,000
  12           334,260         166,052       166,052      1,000,000      153,272       153,272      1,000,000
  13           371,973         181,614       181,614      1,000,000      164,745       164,745      1,000,000
  14           411,571         196,857       196,857      1,000,000      175,118       175,118      1,000,000
  15           453,150         211,773       211,773      1,000,000      184,254       184,254      1,000,000
  16           496,807         226,350       226,350      1,000,000      191,964       191,964      1,000,000
  17           542,648         240,562       240,562      1,000,000      197,996       197,996      1,000,000
  18           590,780         254,388       254,388      1,000,000      202,009       202,009      1,000,000
  19           641,319         267,793       267,793      1,000,000      203,593       203,593      1,000,000
  20           694,385         280,737       280,737      1,000,000      202,291       202,291      1,000,000

  25         1,002,269         336,067       336,067      1,000,000      132,419       132,419      1,000,000

  30         1,395,216         359,694       359,694      1,000,000            0             0              0
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)



                                        CURRENT CHARGES*                        GUARANTEED CHARGES**
              PREMIUMS        -------------------------------------------------------------------------------
END OF      ACCUMULATED                       CASH                                      CASH
POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER       DEATH
 YEAR         PER YEAR          VALUE         VALUE        BENEFIT        VALUE         VALUE        BENEFIT
-------------------------------------------------------------------------------------------------------------
  1            10,500             7,791          358      1,000,000        7,791           358      1,000,000
  2            21,525            16,558        9,125      1,000,000       16,452         9,019      1,000,000
  3            33,101            26,189       18,756      1,000,000       25,836        18,403      1,000,000
  4            45,256            37,199       30,828      1,000,000       36,426        30,055      1,000,000
  5            58,019            49,270       43,960      1,000,000       47,873        42,564      1,000,000
  6            71,420            62,489       58,242      1,000,000       60,221        55,973      1,000,000
  7            85,491            76,948       73,763      1,000,000       73,509        70,324      1,000,000
  8           100,266            92,746       90,623      1,000,000       87,764        85,640      1,000,000
  9           115,779           109,989      108,927      1,000,000      103,000       101,938      1,000,000
  10          132,068           128,779      128,779      1,000,000      119,225       119,225      1,000,000
  11          149,171           152,239      152,239      1,000,000      138,582       138,582      1,000,000
  12          167,130           178,081      178,081      1,000,000      159,221       159,221      1,000,000
  13          185,986           206,547      206,547      1,000,000      181,193       181,193      1,000,000
  14          205,786           237,890      237,890      1,000,000      204,552       204,552      1,000,000
  15          226,575           272,404      272,404      1,000,000      229,337       229,337      1,000,000
  16          248,404           310,403      310,403      1,000,000      255,557       255,557      1,000,000
  17          271,324           352,233      352,233      1,000,000      283,190       283,190      1,000,000
  18          295,390           398,280      398,280      1,000,000      312,173       312,173      1,000,000
  19          320,660           448,972      448,972      1,000,000      342,429       342,429      1,000,000
  20          347,193           504,786      504,786      1,000,000      373,912       373,912      1,000,000

  25          501,135           882,426      882,426      1,000,000      553,336       553,336      1,000,000

  30          697,608         1,502,545     1,502,545     1,577,673      811,836       811,836      1,000,000
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)



                                        CURRENT CHARGES*                        GUARANTEED CHARGES**
              PREMIUMS        -------------------------------------------------------------------------------
END OF      ACCUMULATED                       CASH                                      CASH
POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER       DEATH
 YEAR         PER YEAR          VALUE         VALUE        BENEFIT        VALUE         VALUE        BENEFIT
-------------------------------------------------------------------------------------------------------------
  1            10,500            7,318             0      1,000,000        7,318             0      1,000,000
  2            21,525           15,122         7,689      1,000,000       15,019         7,586      1,000,000
  3            33,101           23,229        15,797      1,000,000       22,892        15,459      1,000,000
  4            45,256           32,057        25,686      1,000,000       31,331        24,960      1,000,000
  5            58,019           41,199        35,889      1,000,000       39,911        34,602      1,000,000
  6            71,420           50,651        46,403      1,000,000       48,594        44,346      1,000,000
  7            85,491           60,401        57,215      1,000,000       57,331        54,146      1,000,000
  8           100,266           70,433        68,309      1,000,000       66,053        63,929      1,000,000
  9           115,779           80,728        79,666      1,000,000       74,669        73,607      1,000,000
  10          132,068           91,251        91,251      1,000,000       83,073        83,073      1,000,000
  11          149,171          104,813       104,813      1,000,000       93,117        93,117      1,000,000
  12          167,130          118,920       118,920      1,000,000      102,819       102,819      1,000,000
  13          185,986          133,586       133,586      1,000,000      112,044       112,044      1,000,000
  14          205,786          148,813       148,813      1,000,000      120,642       120,642      1,000,000
  15          226,575          164,616       164,616      1,000,000      128,412       128,412      1,000,000
  16          248,404          180,997       180,997      1,000,000      135,085       135,085      1,000,000
  17          271,324          197,951       197,951      1,000,000      140,301       140,301      1,000,000
  18          295,390          215,473       215,473      1,000,000      143,588       143,588      1,000,000
  19          320,660          233,549       233,549      1,000,000      144,365       144,365      1,000,000
  20          347,193          252,152       252,152      1,000,000      141,961       141,961      1,000,000

  25          501,135          351,235       351,235      1,000,000       50,521        50,521      1,000,000

  30          697,608          446,645       446,645      1,000,000            0             0              0
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)



                                        CURRENT CHARGES*                        GUARANTEED CHARGES**
              PREMIUMS        -------------------------------------------------------------------------------
END OF      ACCUMULATED                       CASH                                      CASH
POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER       DEATH
 YEAR         PER YEAR          VALUE         VALUE        BENEFIT        VALUE         VALUE        BENEFIT
-------------------------------------------------------------------------------------------------------------
  1            10,500            6,846             0      1,000,000       6,846             0       1,000,000
  2            21,525           13,745         6,312      1,000,000      13,645         6,212       1,000,000
  3            33,101           20,499        13,067      1,000,000      20,178        12,745       1,000,000
  4            45,256           27,493        21,122      1,000,000      26,814        20,443       1,000,000
  5            58,019           34,310        29,000      1,000,000      33,124        27,815       1,000,000
  6            71,420           40,936        36,689      1,000,000      39,073        34,825       1,000,000
  7            85,491           47,350        44,164      1,000,000      44,612        41,427       1,000,000
  8           100,266           53,527        51,404      1,000,000      49,675        47,551       1,000,000
  9           115,779           59,440        58,379      1,000,000      54,179        53,117       1,000,000
  10          132,068           65,046        65,046      1,000,000      58,028        58,028       1,000,000
  11          149,171           73,016        73,016      1,000,000      62,957        62,957       1,000,000
  12          167,130           80,808        80,808      1,000,000      67,000        67,000       1,000,000
  13          185,986           88,413        88,413      1,000,000      70,041        70,041       1,000,000
  14          205,786           95,813        95,813      1,000,000      71,946        71,946       1,000,000
  15          226,575          102,994       102,994      1,000,000      72,533        72,533       1,000,000
  16          248,404          109,937       109,937      1,000,000      71,558        71,558       1,000,000
  17          271,324          116,608       116,608      1,000,000      68,690        68,690       1,000,000
  18          295,390          122,973       122,973      1,000,000      63,490        63,490       1,000,000
  19          320,660          128,987       128,987      1,000,000      55,419        55,419       1,000,000
  20          347,193          134,590       134,590      1,000,000      43,866        43,866       1,000,000

  25          501,135          152,983       152,983      1,000,000           0             0               0

  30          697,608          132,307       132,307      1,000,000           0             0               0
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current and Guaranteed Front-End Sales Loads of 8% in years 1 through 3 and 4% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INDEX FOR HARTFORD AND FIDELITY SUB-ACCOUNTS
Statements of Assets and Liabilities For the Period Ended
 September 30, 2000 (unaudited).............................   SA-2
Statements of Operations For the Period Ended September 30,
 2000 (unaudited)...........................................   SA-4
Statements of Changes in Net Assets For the Period Ended
 September 30, 2000 (unaudited).............................   SA-6

INDEX FOR PUTNAM SUB-ACCOUNTS
Statements of Assets and Liabilities For the Period Ended
 September 30, 2000 (unaudited).............................  SA-10
Statements of Operations For the Period Ended September 30,
 2000 (unaudited)...........................................  SA-14
Statements of Changes in Net Assets For the Period Ended
 September 30, 2000 (unaudited).............................  SA-17

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital     Mortgage    Index
                                    Fund        Fund         Market Fund  Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Fund        Fund        Sub-Account
                                                                                       Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 5,811,397
  Cost $6,174,474
  ........................................................................................................................
    Market Value:                   $6,179,514  $        --  $       --   $        --  $        -- $      --   $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 3,766,637
  Cost $20,856,576
  ........................................................................................................................
    Market Value:                           --   23,412,687          --            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 5,728,264
  Cost $5,728,264
  ........................................................................................................................
    Market Value:                           --           --   5,728,264            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 4,412,680
  Cost $11,533,871
  ........................................................................................................................
    Market Value:                           --           --          --    11,972,249           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 4,291,297
  Cost $19,598,277
  ........................................................................................................................
    Market Value:                           --           --          --            --   27,097,852        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 217,890
  Cost $232,757
  ........................................................................................................................
    Market Value:                           --           --          --            --           --   239,242            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 5,411,247
  Cost $16,657,404
  ........................................................................................................................
    Market Value:                           --           --          --            --           --        --    22,061,739
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,581,501
  Cost $4,961,085
  ........................................................................................................................
    Market Value:                           --           --          --            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --           --      54,145            --           --        --            --
  ........................................................................................................................
 Receivable from fund shares sold        2,569           --          --         5,012        8,451       336         3,598
  ........................................................................................................................
 Total Assets                        6,182,083   23,412,687   5,782,409    11,977,261   27,106,303   239,578    22,065,337
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                2,593          752          --         4,993        8,135       337         8,195
  ........................................................................................................................
 Payable for fund shares purchased          --          636      53,285            --           --        --            --
  ........................................................................................................................
 TOTAL LIABILITIES                       2,593        1,388      53,285         4,993        8,135       337         8,195
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,179,490  $23,411,299  $5,729,124   $11,972,268  $27,098,168 $ 239,241   $22,057,142
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         3,950,341    6,399,345   4,008,825     4,441,032    6,670,762   153,829     6,262,389
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $ 1.429128   $  2.695830  $  4.062230 $1.555236   $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 5,811,397
  Cost $6,174,474
  ................................
    Market Value:                    $       --
 ----------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 3,766,637
  Cost $20,856,576
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 5,728,264
  Cost $5,728,264
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 4,412,680
  Cost $11,533,871
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 4,291,297
  Cost $19,598,277
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 217,890
  Cost $232,757
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 5,411,247
  Cost $16,657,404
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,581,501
  Cost $4,961,085
  ................................
    Market Value:                     5,218,931
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         1,154
  ................................
 Total Assets                         5,220,085
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 1,305
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        1,305
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $5,218,780
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          2,499,204
  ................................
 Unit Values                         $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 Dividend     Growth and  International Small         MidCap      Fidelity VIP  Fidelity
                                    and          Income      Advisers      Company Fund  Fund        Equity-Income VIP
                                    Growth Fund  Fund        Fund          Sub-Account   Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account Sub-Account                             Sub-Account   Portfolio
                                                                                                                   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 4,909,747
  Cost $9,338,020
  ............................................................................................................................
    Market Value:                   $10,081,709  $      --    $      --     $       --   $       --   $       --   $       --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 264,786
  Cost $358,903
  ............................................................................................................................
    Market Value:                            --    380,934           --             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 2,577
  Cost $3,282
  ............................................................................................................................
    Market Value:                            --         --        3,168             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 625,134
  Cost $1,142,737
  ............................................................................................................................
    Market Value:                            --         --           --      1,192,116           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 583,768
  Cost $1,332,090
  ............................................................................................................................
    Market Value:                            --         --           --             --    1,532,517           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 394,853
  Cost $9,059,855
  ............................................................................................................................
    Market Value:                            --         --           --             --           --    9,689,702           --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 204,435
  Cost $4,379,775
  ............................................................................................................................
    Market Value:                            --         --           --             --           --           --    4,448,508
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 124,628
  Cost $2,100,314
  ............................................................................................................................
    Market Value:                            --         --           --             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 3,872         --           --             --           --           --        7,125
  ............................................................................................................................
 Receivable from fund shares sold            --         84           --            883          528           --           --
  ............................................................................................................................
 Total Assets                        10,085,581    381,018        3,168      1,192,999    1,533,045    9,689,702    4,455,633
  ............................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --         81           --            888          515        1,644           --
  ............................................................................................................................
 Payable for fund shares purchased        4,088         --           --             --           --        1,760           45
  ............................................................................................................................
 TOTAL LIABILITIES                        4,088         81           --            888          515        3,404           45
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,081,493  $ 380,937    $   3,168     $1,192,111   $1,532,530   $9,686,298   $4,455,588
 -----------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          3,911,711    267,713        2,678        680,097      686,809    4,459,891    2,320,108
  ............................................................................................................................
 Unit Values                        $  2.577259  $1.422924    $1.183079     $ 1.752856   $ 2.231378   $ 2.171869   $ 1.920422
 -----------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Fidelity VIP
                                    II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 4,909,747
  Cost $9,338,020
  ................................
    Market Value:                    $       --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 264,786
  Cost $358,903
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 2,577
  Cost $3,282
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 625,134
  Cost $1,142,737
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 583,768
  Cost $1,332,090
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 394,853
  Cost $9,059,855
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 204,435
  Cost $4,379,775
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 124,628
  Cost $2,100,314
  ................................
    Market Value:                     2,073,809
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                         2,073,809
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 7,066
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        7,066
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $2,066,743
 -----------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          1,063,166
  ................................
 Unit Values                         $ 1.943951
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers    Capital     Mortgage    Index
 September 30, 2000                 Fund        Fund         Market Fund  Fund        Appreciation Securities Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account Fund        Fund        Sub-Account
                                                                                      Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 34,347   $     6,073   $223,777    $   25,821  $   10,337   $ 1,561    $   2,251
  ......................................................................................................................
    Net investment income (loss)       34,347         6,073    223,777        25,821      10,337     1,561        2,251
  ......................................................................................................................
  Capital gains income                     --     2,507,944       (139)    1,027,707   3,415,266        --      211,235
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              29,364         2,748         --        (3,366)      3,212    (4,304)      (6,956)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 459,858    (3,069,509)        --      (995,416)    943,911    17,575     (600,372)
  ......................................................................................................................
  Net gain (loss) on investments      489,222    (3,066,761)        --      (998,782)    947,123    13,271     (607,328)
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $523,569   $  (552,744)  $223,638    $   54,746  $4,372,726   $14,832    $(393,842)
 -----------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    37,460
  ................................
    Net investment income (loss)         37,460
  ................................
  Capital gains income                  600,005
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 2,892
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,331,996)
  ................................
  Net gain (loss) on investments     (1,329,104)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (691,639)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth and  International Small         MidCap        Fidelity VIP  Fidelity
 September 30, 2000                 and         Income      Advisers      Company Fund  Fund          Equity-Income VIP
                                    Growth      Fund        Fund          Sub-Account   Sub-Account   Portfolio     Overseas
                                    Fund        Sub-Account Sub-Account                               Sub-Account   Portfolio
                                    Sub-Account                                                                     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   7,705     $   18       $  41       $      --      $     --     $ 181,507    $    66,972
  .............................................................................................................................
    Net investment income (loss)        7,705         18          41              --            --       181,507         66,972
  .............................................................................................................................
  Capital gains income                846,252      3,766         222         126,600        35,459       683,816        421,740
  .............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               2,713         96           1             783         1,076      (196,811)        (3,030)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (364,258)     2,178        (425)       (164,246)      147,231      (442,687)    (1,086,099)
  .............................................................................................................................
  Net gain (loss) on investments     (361,545)     2,274        (424)       (163,463)      148,307      (639,498)    (1,089,129)
 ------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 492,412     $6,058       $(161)      $ (36,863)     $183,766     $ 225,825    $  (600,417)
 ------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP
 September 30, 2000                 II
                                    Asset Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $  62,391
  ................................
    Net investment income (loss)         62,391
  ................................
  Capital gains income                  146,990
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 1,788
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (211,209)
  ................................
  Net gain (loss) on investments       (209,421)
 --------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $     (40)
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market Fund  Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Fund         Fund        Sub-Account
                                                                                       Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   34,347  $     6,073  $  223,777   $    25,821  $    10,337  $   1,561   $     2,251
  .........................................................................................................................
  Capital gains income                      --    2,507,944        (139)    1,027,707    3,415,266         --       211,235
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               29,364        2,748          --        (3,366)       3,212     (4,304)       (6,956)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  459,858   (3,069,509)         --      (995,416)     943,911     17,575      (600,372)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         523,569     (552,744)    223,638        54,746    4,372,726     14,832      (393,842)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            422,078    1,818,944   5,791,952     1,304,866    1,874,668     67,386     1,340,086
  .........................................................................................................................
  Net transfers                     (1,500,730)   1,479,878  (4,815,157)      597,986      522,652   (157,141)     (349,224)
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                          (245,074)    (428,697)   (174,408)     (233,403)    (484,505)   (10,162)     (382,084)
  .........................................................................................................................
  Net Loan withdrawals                   2,282       (9,888)       (225)       11,040      (14,295)        --        (7,549)
  .........................................................................................................................
  Cost of insurance                   (162,369)    (612,698)   (305,118)     (479,092)    (774,168)    (9,222)     (479,038)
  .........................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                    (1,483,813)   2,247,539     497,044     1,201,397    1,124,352   (109,139)      122,191
  .........................................................................................................................
  Total (decrease) increase in net
    assets                            (960,244)   1,694,795     720,682     1,256,143    5,497,078    (94,307)     (271,651)
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                7,139,734   21,716,504   5,008,442    10,716,125   21,601,090    333,548    22,328,793
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,179,490  $23,411,299  $5,729,124   $11,972,268  $27,098,168  $ 239,241   $22,057,142
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   37,460
  ................................
  Capital gains income                  600,005
  ................................
  Net realized gain (loss) on
    security transactions                 2,892
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,331,996)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (691,639)
  ................................
 UNIT TRANSACTIONS:
  Purchases                             459,659
  ................................
  Net transfers                         160,928
  ................................
  Surrenders for benefit payments
    and fees                           (202,739)
  ................................
  Net Loan withdrawals                   (8,458)
  ................................
  Cost of insurance                    (144,000)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                        265,390
  ................................
  Total (decrease) increase in net
    assets                             (426,249)
  ................................
 NET ASSETS:
  Beginning of period                 5,645,029
 ---------------------------------------------------------------------------
  END OF PERIOD                      $5,218,780
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth and  International Small         MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and          Income      Advisers      Company Fund  Fund        Equity-Income VIP
                                    Growth Fund  Fund        Fund          Sub-Account   Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account Sub-Account                             Sub-Account   Portfolio
                                                                                                                   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,705  $      18      $   41      $       --   $       --  $   181,507   $    66,972
  ............................................................................................................................
  Capital gains income                  846,252      3,766         222         126,600       35,459      683,816       421,740
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                 2,713         96           1             783        1,076     (196,811)       (3,030)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (364,258)     2,178        (425)       (164,246)     147,231     (442,687)   (1,086,099)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          492,412      6,058        (161)        (36,863)     183,766      225,825      (600,417)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             928,057     24,206          --         107,661       56,262      802,314       255,579
  ............................................................................................................................
  Net transfers                          96,826    213,260       1,927         500,142    1,131,250   (1,671,022)      202,866
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (246,982)   (21,555)       (440)       (104,866)     (79,549)    (239,180)     (155,420)
  ............................................................................................................................
  Net Loan withdrawals                  (14,987)        --          --              --           --      (11,050)          (14)
  ............................................................................................................................
  Cost of insurance                    (304,436)    (9,579)        (42)        (45,498)     (30,525)    (257,830)      (91,236)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        458,478    206,332       1,445         457,439    1,077,438   (1,376,768)      211,775
  ............................................................................................................................
  Total increase (decrease) in net
    assets                              950,890    212,390       1,284         420,576    1,261,204   (1,150,943)     (388,642)
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 9,130,603    168,547       1,884         771,535      271,326   10,837,241     4,844,230
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,081,493  $ 380,937      $3,168      $1,192,111   $1,532,530  $ 9,686,298   $ 4,455,588
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP
 September 30, 2000                 II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   62,391
  ................................
  Capital gains income                  146,990
  ................................
  Net realized gain (loss) on
    security transactions                 1,788
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (211,209)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                              (40)
  ................................
 UNIT TRANSACTIONS:
  Purchases                             217,564
  ................................
  Net transfers                           2,923
  ................................
  Surrenders for benefit payments
    and fees                            (28,064)
  ................................
  Net Loan withdrawals                       --
  ................................
  Cost of insurance                     (70,566)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        121,857
  ................................
  Total increase (decrease) in net
    assets                              121,817
  ................................
 NET ASSETS:
  Beginning of period                 1,944,926
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $2,066,743
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 14,864
  Cost $191,425
  .........................................................................................................................
    Market Value:                    $166,924     $      --    $    --    $       --   $        -- $        --   $     --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 55,548
  Cost $571,376
  .........................................................................................................................
    Market Value:                          --     $ 512,151         --            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 7,606
  Cost $76,531
  .........................................................................................................................
    Market Value:                          --            --    $79,330            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 238,111
  Cost $4,318,259
  .........................................................................................................................
    Market Value:                          --            --         --    $4,093,120            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 468,990
  Cost $9,105,904
  .........................................................................................................................
    Market Value:                          --            --         --            --   $10,228,673          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 631,284
  Cost $16,349,980
  .........................................................................................................................
    Market Value:                          --            --         --            --            -- $15,655,832         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 23,982
  Cost $294,982
  .........................................................................................................................
    Market Value:                          --            --         --            --            --          --   $353,254
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --         1,331          3           230         3,176      86,005        401
  .........................................................................................................................
 Receivable from fund shares sold          --            --         --            --            --          --         --
  .........................................................................................................................
 Total Assets                         166,924       513,482     79,333     4,093,350    10,231,849  15,741,837    353,655
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   1            --         --            --            --          --
  .........................................................................................................................
 Payable for fund shares purchased         --         1,329         --            --         2,576      87,657        405
  .........................................................................................................................
 TOTAL LIABILITIES                          1         1,329         --             0         2,576      87,657        405
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $166,923     $ 512,153    $79,333    $4,093,350   $10,229,273 $15,654,180   $353,250
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 427,248
  Cost $4,963,588
  .............................................................................................................................
    Market Value:                   $4,093,037   $       --    $     --      $    --     $     --     $     --     $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 176,459
  Cost $2,236,332
  .............................................................................................................................
    Market Value:                           --   $2,159,855          --           --           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 41,689
  Cost $723,206
  .............................................................................................................................
    Market Value:                           --           --    $752,901           --           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 7,261
  Cost $102,403
  .............................................................................................................................
    Market Value:                           --           --          --      $92,582           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 16,407
  Cost $374,292
  .............................................................................................................................
    Market Value:                           --           --          --           --     $276,450           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 48,350
  Cost $572,089
  .............................................................................................................................
    Market Value:                           --           --          --           --           --     $702,519             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 195,393
  Cost $195,393
  .............................................................................................................................
    Market Value:                           --           --          --           --           --           --     $  195,393
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                2,768           --          --           --          488        4,585             42
  .............................................................................................................................
 Receivable from fund shares sold           --           --          --           --           --           --             --
  .............................................................................................................................
 Total Assets                        4,095,805    2,159,855     752,901       92,582      276,938      707,104        195,435
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           72           4            1           --           --             --
  .............................................................................................................................
 Payable for fund shares purchased       2,758           --          --           --          438        4,590             --
  .............................................................................................................................
 TOTAL LIABILITIES                       2,758           72           4            1          438        4,590              0
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,093,047   $2,159,783    $752,897      $92,581     $276,500     $702,514     $  195,435
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &       Utilities         Vista        Voyager
                                    Opportunities Value      Emerging    Growth            Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 415,594
  Cost $9,741,192
  .................................................................................................................
    Market Value:                   $17,442,478   $     --    $     --      $       --      $      --   $        --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 28,348
  Cost $332,758
  .................................................................................................................
    Market Value:                            --   $349,525          --              --             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 40,703
  Cost $862,212
  .................................................................................................................
    Market Value:                            --         --    $755,048              --             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 69,525
  Cost $1,113,117
  .................................................................................................................
    Market Value:                            --         --          --      $1,229,896             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 28,861
  Cost $686,239
  .................................................................................................................
    Market Value:                            --         --          --              --      $ 715,473            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 442,227
  Cost $18,363,234
  .................................................................................................................
    Market Value:                            --         --          --              --             --   $25,299,833
 ------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 3,789      3,779          --              62              2        53,509
  .................................................................................................................
 Receivable from fund shares sold            --         --          --              --             --            --
  .................................................................................................................
 Total Assets                        17,446,267    353,304     755,048       1,229,958        715,475    25,353,342
  .................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --           7              --             --            --
  .................................................................................................................
 Payable for fund shares purchased        4,530      3,780          --              --             --        51,571
  .................................................................................................................
 TOTAL LIABILITIES                        4,530      3,780           7              --             --        51,571
 ------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $17,441,737   $349,524    $755,041      $1,229,958      $ 715,475   $25,301,771
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

 -----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit         Contract
                                               Owned by    Price        Liability
                                               Participants
 -----------------------------------------------------------------------------------
 Variable life contracts
  Asia Pacific Growth Fund                        11,176    $14.935338  $   166,923
  ..................................................................................
  Diversified Income Fund                         39,056     13.113302      512,153
  ..................................................................................
  George Putnam Fund                               7,186     11.040569       79,333
  ..................................................................................
  Global Asset Allocation Fund                   179,415     22.815002    4,093,350
  ..................................................................................
  Global Growth Fund                             310,165     32.980056   10,229,273
  ..................................................................................
  Growth and Income Fund                         582,230     26.886600   15,654,180
  ..................................................................................
  Health Sciences Fund                            23,315     15.151502      353,250
  ..................................................................................
  High Yield Fund                                254,003     16.114172    4,093,047
  ..................................................................................
  Income Fund                                    143,049     15.098227    2,159,783
  ..................................................................................
  International Growth Fund                       52,056     14.463235      752,897
  ..................................................................................
  International Growth and Income Fund             7,818     11.842557       92,581
  ..................................................................................
  International New Opportunities Fund            18,499     14.947040      276,500
  ..................................................................................
  Investors Fund                                  50,360     13.949961      702,514
  ..................................................................................
  Money Market Fund                              137,813      1.418117      195,435
  ..................................................................................
  New Opportunities Fund                         436,370     39.970028   17,441,737
  ..................................................................................
  New Value Fund                                  29,385     11.894540      349,524
  ..................................................................................
  OTC & Emerging Growth Fund                      37,669     20.043914      755,041
  ..................................................................................
  Utilities Growth and Income Fund                49,867     24.664702    1,229,958
  ..................................................................................
  Vista Fund                                      36,398     19.656868      715,475
  ..................................................................................
  Voyager Fund                                   566,147     44.691134   25,301,771
  ..................................................................................
 GRAND TOTAL:                                                           $85,154,725
 -----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  12,316    $ 35,542         --     $ 70,991   $    75,911 $  239,607          --
  ......................................................................................................................
  Capital gains income                      --          --                 370,753     1,891,825  1,128,130          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              (33,484)        (83)        13       (2,920)        1,082      8,516         189
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (79,251)    (32,173)     3,572     (521,051)   (3,829,450)   (787,276)    54,307
  ......................................................................................................................
  Net gain (loss) on investments      (112,735)    (32,256)     3,585     (523,971)   (3,828,368)   (778,760)    54,496
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(100,419)   $  3,286     $3,585     $(82,227)  $(1,860,632) $  588,977   $ 54,496
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money Market
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New         Sub-Account  Sub-Account
                                                              Sub-Account Income      Opportunities
                                                                          Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $460,172     $154,348   $  11,179    $  3,053   $     145    $     --     $    9,603
  ..........................................................................................................................
  Capital gains income                      --                   48,486       6,693      13,573          --             --
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized gain (loss) on
    security transactions                  (16)      (4,056)       (368)          4         (36)      3,405             --
  ..........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (555,990)     (41,499)   (117,160)    (11,955)   (110,927)    (30,376)            --
  ..........................................................................................................................
  Net gain (loss) on investments      (556,006)     (45,555)   (117,528)    (11,951)   (110,963)    (26,971)            --
 ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $(95,834)    $108,793    $(57,863)    $(2,205)   $(97,245)   $(26,971)        $9,603
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New         New        OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities Value    Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account Sub-Account Growth     and
                                                           Sub-Account Income
                                                                       Sub-Account
 -------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $      --    $ 4,289   $      --   $ 40,997    $    --    $    7,767
  ......................................................................................................
  Capital gains income              1,304,356     15,191       6,665     72,373      1,850     3,295,557
  ......................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................
  Net realized gain (loss) on
    security transactions              12,108        134     (16,212)      (645)       663       (62,622)
  ......................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (694,441)    17,392    (197,101)    49,888     23,635    (3,822,605)
  ......................................................................................................
  Net gain (loss) on investments     (682,333)    17,526    (213,313)    49,243     24,298    (3,885,227)
 -------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 622,023    $37,006   $(206,648)  $162,613    $26,148    $ (581,903)
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global      Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 12,316     $  35,542      $    --     $   70,991   $    75,911 $   239,607   $     --
  ............................................................................................................................
  Capital gains income                     --            --           --        370,753     1,891,825   1,128,130         --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions             (33,484)          (83)          13         (2,920)        1,082       8,516        189
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (79,251)      (32,173)       3,572       (521,051)   (3,829,450)    (787,276)    54,307
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (100,419)        3,286        3,585        (82,227)   (1,860,632)     588,977    54,496
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            17,571       116,833       16,368        230,443       934,029   1,752,733     24,162
  ............................................................................................................................
  Net transfers                        69,540           543       45,155        (75,950)     (267,298)   1,538,652   209,568
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (5,097)       (9,606)     (28,120)       (32,233)     (436,192)    (242,831)    (9,325)
  ............................................................................................................................
  Net loan activity                        --            --           --             (6)         (373)     (12,445)      (115)
  ............................................................................................................................
  Cost of insurance                   (10,437)      (20,544)      (1,267)       (86,856)     (293,601)    (486,484)    (4,111)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       71,577        87,226       32,136         35,398       (63,435)   2,549,625   220,179
  ............................................................................................................................
  Total increase (decrease) in net
    assets                            (28,842)       90,512       35,721        (46,829)   (1,924,067)   3,138,602   274,675
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 195,765       421,641       43,612      4,140,179    12,153,340  12,515,578     78,575
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $166,923     $ 512,153      $79,333     $4,093,350   $10,229,273 $15,654,180   $353,250
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield     Income       International International International Investors  Money
 September 30, 2000                 Sub-Account    Sub-Account  Growth       Growth and   New          Sub-Account   Market
                                                                Sub-Account  Income       Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  460,172    $  154,348    $ 11,179      $ 3,053     $    145     $      --     $     9,603
  ................................................................................................................................
  Capital gains income                       --            --      48,486        6,693       13,573            --              --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                   (16)       (4,056)       (368)           4          (36)        3,405              --
  ................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (555,990)      (41,499)   (117,160)     (11,955)    (110,927)      (30,376)             --
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (95,834)      108,793     (57,863)      (2,205)     (97,245)      (26,971)          9,603
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            (423,002)      272,666      28,440       12,024       40,701        48,933         115,616
  ................................................................................................................................
  Net transfers                         147,110      (286,388)    373,832       62,876      265,661        21,004        (251,024)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                            (83,220)     (179,077)    (18,320)      (1,704)     (25,529)      (10,906)         (3,836)
  ................................................................................................................................
  Net loan activity                          (9)       (1,942)     (1,528)          --           --          (109)
  ................................................................................................................................
  Cost of insurance                    (109,925)      (79,874)    (19,716)      (4,398)     (13,210)      (21,865)         (7,254)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (469,046)     (274,615)    362,708       68,798      267,623        37,057        (146,498)
  ................................................................................................................................
  Total increase (decrease) in net
    assets                             (564,880)     (165,822)    304,845       66,593      170,378        10,086        (136,895)
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 3,811,927     2,325,605     448,052       25,988      106,122       692,428         332,330
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $3,247,047    $2,159,783    $752,897      $92,581     $276,500     $ 702,514     $   195,435
 ---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Period Ended                              New           New          OTC &        Utilities     Vista        Voyager
September 30, 2000                                Opportunities Value        Emerging     Growth        Sub-Account  Sub-Account
                                                  Sub-Account   Sub-Account  Growth       and Income
                                                                             Sub-Account  Sub-Account
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $        --    $ 14,289     $     --    $   40,997     $     --    $     7,767
 ...............................................................................................................................
 Capital gains income                               1,304,356      15,191        6,665        72,373        1,850      3,295,557
 ...............................................................................................................................
 Net realized gain (loss) on security
   transactions                                        12,108         134      (16,212)         (645)         663        (62,622)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                     (694,441)     17,392     (197,101)       49,888       23,635     (3,822,605)
 ...............................................................................................................................
 Net increase (decrease) in net assets
   resulting from operations                          622,023      37,006     (206,648)      162,613       26,148       (581,903)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                          1,025,448      20,425       70,794       132,618       34,219      1,714,176
 ...............................................................................................................................
 Net transfers                                        488,951      34,545      668,421      (180,639)     703,154         12,038
 ...............................................................................................................................
 Surrenders for benefit payments and fees            (496,370)     (4,589)     (14,638)      (37,143)     (71,247)      (577,875)
 ...............................................................................................................................
 Net loan activity                                      9,562                       --            (5)                    (15,954)
 ...............................................................................................................................
 Cost of insurance                                   (460,628)    (10,595)     (18,804)      (44,067)      (7,167)      (661,336)
 ...............................................................................................................................
 Net increase (decrease) in net assets
   resulting from unit transactions                   566,963      39,786      705,773      (129,236)     658,959        471,049
 ...............................................................................................................................
 Total increase (decrease) in net assets            1,188,986      76,792      499,125        33,377      685,107       (110,854)
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                               16,252,751     272,732      255,916     1,196,581       30,368     25,412,625
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                    $17,441,737    $349,524     $755,041    $1,229,958     $715,475    $25,301,771
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money       Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market      Fund         Appreciation Securities  Sub-Account
                                                              Fund        Sub-Account  Fund        Fund
                                                              Sub-Account              Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 7,183,854
  Cost $7,594,577
  .........................................................................................................................
    Market Value                    $7,139,760   $        --  $      --   $        --  $        -- $       --   $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 3,038,583
  Cost $16,092,310
  .........................................................................................................................
    Market Value                            --    21,717,930         --            --           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 5,008,118
  Cost $5,008,118
  .........................................................................................................................
    Market Value                            --            --  5,008,118            --           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 3,614,492
  Cost $9,282,357
  .........................................................................................................................
    Market Value                            --            --         --    10,716,151           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 3,543,798
  Cost $15,045,160
  .........................................................................................................................
    Market Value                            --            --         --            --   21,600,824         --            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 320,876
  Cost $344,638
  .........................................................................................................................
    Market Value                            --            --         --            --           --    333,548            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 5,331,733
  Cost $16,328,752
  .........................................................................................................................
    Market Value                            --            --         --            --           --         --    22,333,459
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 3,009,268
  Cost $4,055,348
  .........................................................................................................................
    Market Value                            --            --         --            --           --         --            --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                6,406         8,652         --         3,873        5,956         --         6,419
  .........................................................................................................................
 Receivable from fund shares sold           --            --        531            --           --         --            --
  .........................................................................................................................
 Total Assets                        7,146,166    21,726,582  5,008,649    10,720,024   21,606,780    333,548    22,339,878
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --            --        207            --           --         --            --
  .........................................................................................................................
 Payable for fund shares purchased       6,432        10,078         --         3,899        5,690         --        11,085
  .........................................................................................................................
 TOTAL LIABILITIES                       6,432        10,078        207         3,899        5,690         --        11,085
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $7,139,734   $21,716,504  $5,008,442  $10,716,125  $21,601,090 $  333,548   $22,328,793
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,905,759     5,777,931  3,661,897     3,992,555    6,371,127    228,153     6,229,908
 Unit Values                        $ 1.455378   $  3.758526  $1.367718   $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 7,183,854
  Cost $7,594,577
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 3,038,583
  Cost $16,092,310
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 5,008,118
  Cost $5,008,118
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 3,614,492
  Cost $9,282,357
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 3,543,798
  Cost $15,045,160
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 320,876
  Cost $344,638
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 5,331,733
  Cost $16,328,752
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 3,009,268
  Cost $4,055,348
  ................................
    Market Value                     5,645,191
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                1,276
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        5,646,467
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --
  ................................
 Payable for fund shares purchased       1,438
  ................................
 TOTAL LIABILITIES                       1,438
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $5,645,029
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,375,497
 Unit Values                        $ 2.376357
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity    Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP Equity- VIP
                                    Fund         Sub-Account  Fund         Fund                     Income      Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 4,249,199
  Cost $8,022,852
  .........................................................................................................................
    Market Value                    $9,130,798    $      --    $      --   $      --    $      --   $        -- $       --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 117,729
  Cost $148,694
  .........................................................................................................................
    Market Value                            --      168,547           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 1,349
  Cost $1,573
  .........................................................................................................................
    Market Value                            --           --        1,884          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 352,657
  Cost $557,910
  .........................................................................................................................
    Market Value                            --           --           --     771,535           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 132,124
  Cost $218,119
  .........................................................................................................................
    Market Value                            --           --           --          --      271,316            --         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 421,647
  Cost $9,768,013
  .........................................................................................................................
    Market Value                            --           --           --          --           --    10,840,547         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 176,253
  Cost $3,681,545
  .........................................................................................................................
    Market Value                            --           --           --          --           --            --  4,836,377
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 104,549
  Cost $1,767,222
  .........................................................................................................................
    Market Value                            --           --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                7,196           --           --       1,103        1,113         4,845      8,819
  .........................................................................................................................
 Receivable from fund shares sold           --           --           --          --           --            --         --
  .........................................................................................................................
 Total Assets                        9,137,994      168,547        1,884     772,638      272,429    10,845,392  4,845,196
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --           --           --          --           --            --         --
  .........................................................................................................................
 Payable for fund shares purchased       7,391           --           --       1,103        1,103         8,151        966
  .........................................................................................................................
 TOTAL LIABILITIES                       7,391           --           --       1,103        1,103         8,151        966
  .........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $9,130,603    $ 168,547    $   1,884   $ 771,535    $ 271,326   $10,837,241 $4,844,230
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         3,726,135      120,204        1,518     432,247      161,935     5,202,176  2,221,144
 Unit Values                        $ 2.450422    $1.402176    $1.240838   $1.784939    $1.675516   $  2.083213 $ 2.180961
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 4,249,199
  Cost $8,022,852
  ................................
    Market Value                    $       --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 117,729
  Cost $148,694
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 1,349
  Cost $1,573
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 352,657
  Cost $557,910
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 132,124
  Cost $218,119
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 421,647
  Cost $9,768,013
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 176,253
  Cost $3,681,545
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 104,549
  Cost $1,767,222
  ................................
    Market Value                     1,951,926
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,951,926
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                7,000
  ................................
 Payable for fund shares purchased          --
  ................................
 TOTAL LIABILITIES                       7,000
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,944,926
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants           999,637
 Unit Values                        $ 1.945633
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 389,916   $  148,629    $270,522    $ 223,535   $   64,817 $   18,656   $  204,111
  ........................................................................................................................
  Capital gains income                  27,919    1,376,125         138      710,073      982,513         --      242,973
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions                 (217)      (1,037)         --       (2,197)      46,004       (164)      (8,989)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (528,300)   1,855,342          --       32,325    4,620,392    (14,413)   2,990,567
  ........................................................................................................................
  Net (loss) gain on investments      (528,517)   1,854,305          --       30,128    4,666,396    (14,577)   2,981,578
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(110,682)  $3,379,059    $270,660    $ 963,736   $5,713,726 $    4,079   $3,428,662
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   54,978
  ................................
  Capital gains income                      --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              237,802
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                1,473,851
  ................................
  Net (loss) gain on investments     1,711,653
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,766,631
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $147,722      $   462     $      55    $     --    $      --   $ 135,354  $   55,675
  ........................................................................................................................
  Capital gains income                342,313        1,064            --         924       12,242     299,204      89,799
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions              32,258           51            90      (1,319)       2,552      (5,697)    163,510
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (30,149)      19,702           303     199,277       53,093     134,510   1,066,662
  ........................................................................................................................
  Net gain on investments               2,109       19,753           393     197,958       55,645     128,813   1,230,172
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $492,144      $21,279     $     448    $198,882    $  67,887   $ 563,371  $1,375,646
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 49,346
  ................................
  Capital gains income                 62,505
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 110
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  70,100
  ................................
  Net gain on investments              70,210
 ----------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $182,061
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  389,916   $   148,629   $  270,522   $   223,535   $    64,817 $   18,656   $   204,111
  ............................................................................................................................
  Capital gains income                  27,919     1,376,125          138       710,073       982,513         --       242,973
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions                 (217)       (1,037)          --        (2,197)       46,004       (164)       (8,989)
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (528,300)    1,855,342           --        32,325     4,620,392    (14,413)    2,990,567
  ............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (110,682)    3,379,059      270,660       963,736     5,713,726      4,079     3,428,662
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            906,756     2,808,097    5,256,362     1,915,900     2,681,591    176,753     5,504,772
  ............................................................................................................................
  Net transfers                      3,046,307       985,523   (5,594,076)      635,438      (289,293)    (29,483)     842,727
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (72,647)     (408,643)    (332,938)     (349,009)     (473,077)    (12,808)    (300,584)
  ............................................................................................................................
  Net loan activity                       (580)      113,577       (1,129)        9,903        21,822         --        37,126
  ............................................................................................................................
  Cost of insurance                   (178,194)     (730,808)    (410,504)     (544,241)     (771,602)    (37,402)    (596,819)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     3,701,642     2,767,746   (1,082,285)    1,667,991     1,169,441     97,060     5,487,222
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           3,590,960     6,146,805     (811,625)    2,631,727     6,883,167    101,139     8,915,884
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                3,548,774    15,569,699    5,820,067     8,084,398    14,717,923    232,409    13,412,909
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,139,734   $21,716,504   $5,008,442   $10,716,125   $21,601,090 $  333,548   $22,328,793
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   54,978
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions              237,802
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                1,473,851
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       1,766,631
  ................................
 UNIT TRANSACTIONS:
  Purchases                            677,267
  ................................
  Net transfers                     (1,859,466)
  ................................
  Surrenders for benefit payments
    and fees                          (121,807)
  ................................
  Net loan activity                     26,015
  ................................
  Cost of insurance                   (219,619)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                    (1,497,610)
  ................................
  Net increase (decrease) in net
    assets                             269,021
  ................................
 NET ASSETS:
  Beginning of period                5,376,008
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,645,029
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  147,722    $     462      $    55            --           --  $   135,354  $   55,675
  ...........................................................................................................................
  Capital gains income                 342,313        1,064           --           924       12,242      299,204      89,799
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions               32,258           51           90        (1,319)       2,552       (5,697)    163,510
  ...........................................................................................................................
  Net unrealized (deoreciation)
    appreciation of investments
    during the period                  (30,149)      19,702          303       199,277       53,093      134,510   1,066,662
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          492,144       21,279          448       198,882       67,887      563,371   1,375,646
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,433,200        8,474           --       130,785       26,831    1,305,399     434,002
  ...........................................................................................................................
  Net transfers                       (565,534)     143,243        2,134       407,361      190,145      669,108    (532,883)
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (285,404)      (3,898)      (1,686)       (2,001)      (7,597)    (217,417)    (99,612)
  ...........................................................................................................................
  Net loan activity                     26,838           --           --            --           --       (1,401)     19,098
  ...........................................................................................................................
  Cost of insurance                   (453,821)      (2,157)         (19)      (20,448)      (7,044)    (400,372)   (113,429)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       155,279      145,662          429       515,697      202,335    1,355,317    (292,824)
  ...........................................................................................................................
  Net increase in net assets           647,423      166,941          877       714,579      270,222    1,918,688   1,082,822
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                8,483,180        1,606        1,007        56,956        1,104    8,918,553   3,761,408
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $9,130,603    $ 168,547      $ 1,884     $ 771,535    $ 271,326  $10,837,241  $4,844,230
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income             $   49,346
  ................................
  Capital gains income                  62,505
  ................................
  Net realized gain (loss) on
    security transactions                  110
  ................................
  Net unrealized (deoreciation)
    appreciation of investments
    during the period                   70,100
  ................................
  Net increase in net assets
    resulting from operations          182,061
  ................................
 UNIT TRANSACTIONS:
  Purchases                            397,109
  ................................
  Net transfers                         51,243
  ................................
  Surrenders for benefit payments
    and fees                           (78,051)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (80,468)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       289,833
  ................................
  Net increase in net assets           471,894
  ................................
 NET ASSETS:
  Beginning of period                1,473,032
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,944,926
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ............................................................................................................................
  Net investment income             $  166,560   $   116,844   $   524,273   $  158,735   $    77,525 $   14,559   $   107,603
  ............................................................................................................................
  Capital gains income                      --       289,691            --      148,349       573,895         --       176,994
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions               20,736       (19,525)           --        3,423       (40,897)         (1)      41,466
  ............................................................................................................................
  Net unrealized appreciation of
    investments during the period       48,115     2,840,198            --      925,117     1,053,772        632     2,102,732
  ............................................................................................................................
  Net increase in net assets
    resulting from operations          235,411     3,227,208       524,273    1,235,624     1,664,295     15,190     2,428,795
  ............................................................................................................................
 UNIT TRANSACTIONS:
  ............................................................................................................................
  Purchases                            408,130     2,041,519    27,722,133    1,892,134     2,473,509     56,332     1,752,558
  ............................................................................................................................
  Net transfers                      1,509,453     4,810,627   (33,879,254)   1,620,594     3,402,616    (58,529)    3,270,849
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (69,652)     (576,595)   (1,840,672)    (400,056)     (595,743)     (8,870)    (264,762)
  ............................................................................................................................
  Net loan activity                       (519)     (125,205)      (66,865)      20,293        35,831         --       (56,810)
  ............................................................................................................................
  Cost of insurance                    (87,306)     (456,787)     (501,588)    (299,823)     (540,583)    (20,595)    (313,799)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,760,106     5,693,559    (8,566,246)   2,833,142     4,775,630    (31,662)    4,388,036
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           1,995,517     8,920,767    (8,041,973)   4,068,766     6,439,925    (16,472)    6,816,831
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                1,553,257     6,648,932    13,862,040    4,015,632     8,277,998    248,881     6,596,078
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $3,548,774   $15,569,699   $ 5,820,067   $8,084,398   $14,717,923 $  232,409   $13,412,909
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income             $   69,373
  ................................
  Capital gains income                 235,374
  ................................
  Net realized gain (loss) on
    security transactions              (12,897)
  ................................
  Net unrealized appreciation of
    investments during the period      226,926
  ................................
  Net increase in net assets
    resulting from operations          518,776
  ................................
 UNIT TRANSACTIONS:
  ................................
  Purchases                            707,600
  ................................
  Net transfers                      1,517,699
  ................................
  Surrenders for benefit payments
    and fees                          (221,694)
  ................................
  Net loan activity                    (97,052)
  ................................
  Cost of insurance                   (144,802)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,761,751
  ................................
  Net increase (decrease) in net
    assets                           2,280,527
  ................................
 NET ASSETS:
  Beginning of period                3,095,481
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,376,008
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  132,007    $       6      $    --     $      --    $      --  $   64,760   $   22,698
  ...........................................................................................................................
  Capital gains income                 182,157           --           --            --           --     230,469       66,900
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions              (22,437)          --           --            41           --          16      (12,367)
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      652,784          150            7        14,348          104     303,166       80,752
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          944,511          156            7        14,389          104     598,411      157,983
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,129,533        1,000        1,000         1,344        1,000   1,148,707      296,446
  ...........................................................................................................................
  Net transfers                      2,842,341          450           --        41,605           --   3,213,980    2,455,676
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (358,785)          --           --          (271)          --    (198,212)     (66,416)
  ...........................................................................................................................
  Net loan activity                    (33,674)          --           --            --           --        (929)      (1,217)
  ...........................................................................................................................
  Cost of insurance                   (302,161)          --           --          (111)          --    (201,357)     (50,423)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,277,164        1,450        1,000        42,567        1,000   3,962,189    2,634,066
  ...........................................................................................................................
  Net increase in net assets         4,221,675        1,606        1,007        56,956        1,104   4,560,600    2,792,049
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                4,261,505           --           --            --           --   4,357,953      969,359
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $8,483,180    $   1,606      $ 1,007     $  56,956    $   1,104  $8,918,553   $3,761,408
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income             $   29,183
  ................................
  Capital gains income                  87,549
  ................................
  Net realized gain (loss) on
    security transactions                 (943)
  ................................
  Net unrealized appreciation of
    investments during the period       48,191
  ................................
  Net increase in net assets
    resulting from operations          163,980
  ................................
 UNIT TRANSACTIONS:
  Purchases                            276,627
  ................................
  Net transfers                        218,464
  ................................
  Surrenders for benefit payments
    and fees                           (46,101)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (44,434)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       404,556
  ................................
  Net increase in net assets           568,536
  ................................
 NET ASSETS:
  Beginning of period                  904,496
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,473,032
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998 to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutuals funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 11,322
  Cost $141,016
  .........................................................................................................................
    Market Value:                    $195,766     $     --     $    --    $       --   $        -- $        --    $    --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 42,461
  Cost $448,692
  .........................................................................................................................
    Market Value:                          --      421,639          --            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 4,370
  Cost $44,384
  .........................................................................................................................
    Market Value:                          --           --      43,612            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 211,113
  Cost $3,844,016
  .........................................................................................................................
    Market Value:                          --           --          --     4,139,928            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 398,583
  Cost $7,200,576
  .........................................................................................................................
    Market Value:                          --           --          --            --    12,152,795          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 467,054
  Cost $12,423,917
  .........................................................................................................................
    Market Value:                          --           --          --            --            --  12,517,045         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 7,483
  Cost $74,611
  .........................................................................................................................
    Market Value:                          --           --          --            --            --          --     78,576
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --        2,127          --         3,467         2,198       4,035         --
  .........................................................................................................................
 Receivable from fund shares sold          --           --          --            --            --          --         --
  .........................................................................................................................
 TOTAL ASSETS                         195,766      423,766      43,612     4,143,395    12,154,993  12,521,080     78,576
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   1           --          --            --            --          --          1
  .........................................................................................................................
 Payable for fund shares purchased         --        2,125          --         3,216         1,653       5,502         --
  .........................................................................................................................
 TOTAL LIABILITIES                          1        2,125          --         3,216         1,653       5,502          1
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $195,765     $421,641     $43,612    $4,140,179   $12,153,340 $12,515,578    $78,575
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  High Yield   Income       International International International Investors  Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New           Sub-Account  Market
                                                              Sub-Account  Income       Opportunities              Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 343,726
  Cost $4,126,478
  .............................................................................................................................
    Market Value:                   $3,811,917   $       --    $     --      $    --      $     --     $     --      $     --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 185,757
  Cost $2,360,652
  .............................................................................................................................
    Market Value:                           --    2,325,674          --           --            --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 20,695
  Cost $301,201
  .............................................................................................................................
    Market Value:                           --           --     448,055           --            --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 1,704
  Cost $23,855
  .............................................................................................................................
    Market Value:                           --           --          --       25,990            --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 4,549
  Cost $92,959
  .............................................................................................................................
    Market Value:                           --           --          --           --       106,044           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 45,675
  Cost $531,627
  .............................................................................................................................
    Market Value:                           --           --          --           --            --      692,433            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 332,312
  Cost $332,312
  .............................................................................................................................
    Market Value:                           --           --          --           --            --           --       332,312
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                2,549        3,147          --           --            78        1,445            18
  .............................................................................................................................
 Receivable from fund shares sold           --           --          --           --            --           --            --
  .............................................................................................................................
 TOTAL ASSETS                        3,814,466    2,328,821     448,055       25,990       106,122      693,878       332,330
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --           3            2            --           --            --
  .............................................................................................................................
 Payable for fund shares purchased       2,539        3,216          --           --            --        1,450            --
  .............................................................................................................................
 TOTAL LIABILITIES                       2,539        3,216           3            2            --        1,450            --
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $3,811,927   $2,325,605    $448,052      $25,988      $106,122     $692,428      $332,330
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Utilities Growth  Vista       Voyager
                                    Opportunities Value      Emerging    and Income        Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 373,288
  Cost $7,857,227
  ................................................................................................................
    Market Value:                   $16,252,954   $     --    $     --      $       --      $    --    $        --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 22,996
  Cost $273,358
  ................................................................................................................
    Market Value:                            --    272,732          --              --           --             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 11,229
  Cost $165,980
  ................................................................................................................
    Market Value:                            --         --     255,917              --           --             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 70,508
  Cost $1,129,635
  ................................................................................................................
    Market Value:                            --         --          --       1,196,527           --             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 1,468
  Cost $24,769
  ................................................................................................................
    Market Value:                            --         --          --              --       30,368             --
 -----------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 383,553
  Cost $14,651,156
  ................................................................................................................
    Market Value:                            --         --          --              --           --     25,410,360
 -----------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 8,724         --          --              54           --         15,663
  ................................................................................................................
 Receivable from fund shares sold            --         --          --              --           --             --
  ................................................................................................................
 TOTAL ASSETS                        16,261,678    272,732     255,917       1,196,581       30,368     25,426,023
  ................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --           1              --           --             --
  ................................................................................................................
 Payable for fund shares purchased        8,927         --          --              --           --         13,398
  ................................................................................................................
 TOTAL LIABILITIES                        8,927         --           1              --           --         13,398
 -----------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $16,252,751   $272,732    $255,916      $1,196,581      $30,368    $25,412,625
 -----------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable Life Contracts:
  Asia Pacific Growth Fund                         8,820   $22.195177  $   195,765
  .................................................................................
  Diversified Income Fund                         32,428    13.002362      421,641
  .................................................................................
  George Putnam Fund of Boston                     4,128    10.564227       43,612
  .................................................................................
  Global Asset Allocation Fund                   178,026    23.255993    4,140,179
  .................................................................................
  Global Growth Fund                             312,423    38.900326   12,153,340
  .................................................................................
  Growth and Income Fund                         482,803    25.922728   12,515,578
  .................................................................................
  Health Sciences Fund                             7,275    10.800460       78,575
  .................................................................................
  High Yield Fund                                231,043    16.498765    3,811,927
  .................................................................................
  Income Fund                                    161,483    14.401541    2,325,605
  .................................................................................
  International Growth Fund                       28,594    15.669625      448,052
  .................................................................................
  International Growth and Income Fund             2,135    12.169641       25,988
  .................................................................................
  International New Opportunities Fund             5,361    19.795791      106,122
  .................................................................................
  Investors Fund                                  47,574    14.554810      692,428
  .................................................................................
  Money Market Fund                              244,629     1.358506      332,330
  .................................................................................
  New Opportunities Fund                         421,990    38.514515   16,252,751
  .................................................................................
  New Value Fund                                  25,634    10.639520      272,732
  .................................................................................
  OTC & Emerging Growth Fund                      10,487    24.402281      255,916
  .................................................................................
  Utilities Growth and Income Fund                55,671    21.493623    1,196,581
  .................................................................................
  Vista Fund                                       1,871    16.227448       30,368
  .................................................................................
  Voyager Fund                                   556,989    45.624982   25,412,625
  .................................................................................
 GRAND TOTAL:                                                          $80,712,115
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia        Diversified The George  Global      Global     Growth       Health
 December 31, 1999                  Pacific     Income      Putnam      Asset       Growth     and Income   Sciences
                                    Growth      Sub-Account Fund        Allocation  Sub-Account Sub-Account Sub-Account
                                    Sub-Account             of Boston   Sub-Account
                                                            Sub-Account
 ---------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  ....................................................................................................................
  Dividends                          $    --     $ 22,458    $ 1,001     $ 71,013   $   29,989  $ 168,362    $   125
  ....................................................................................................................
  Capital gains income                    --           --         41      199,267      624,480    840,162         --
  ....................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ....................................................................................................................
  Net realized gain (loss) on
    security transactions                449           48          2        2,237       10,150    (33,683)      (382)
  ....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 54,681      (15,631)    (1,442)     161,213    4,049,316   (833,418)    (3,071)
  ....................................................................................................................
  Net gain (loss) on investments      55,130      (15,583)    (1,440)     163,450    4,059,466   (867,101)    (3,453)
 ---------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $55,130     $  6,875    $  (398)    $433,730   $4,713,935  $ 141,423    $(3,328)
 ---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income      International International International Investors Money
 December 31, 1999                  Sub-Account Sub-Account* Growth     Growth and   New           Sub-Account  Market
                                                            Sub-Account Income       Opportunities              Sub-Account
                                                                        Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $241,157    $141,863    $     --     $   --       $     1      $     --     $16,902
  ........................................................................................................................
  Capital gains income                     --      42,324          --         --            --            --          --
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               1,475     (12,893)        254      2,632            57           (78)         --
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (96,976)   (221,917)    146,577       (715)       12,844       140,714          --
  ........................................................................................................................
  Net gain (loss) on investments      (95,501)   (234,810)    146,831      1,917        12,901       140,636
  ........................................................................................................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $145,656    $(50,623)   $146,831     $1,917       $12,902      $140,636     $16,902
 -------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &       Utilities   Vista       Voyager
 December 31, 1999                  Opportunities Value       Emerging    Growth      Sub-Account Sub-Account
                                    Sub-Account   Sub-Account Growth      and Income
                                                              Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $       --    $    --     $    --     $29,351      $   --    $   16,812
  ...........................................................................................................
  Capital gains income                  127,960         48         669      30,824       2,322     1,348,226
  ...........................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................
  Net realized gain (loss) on
    security transactions                 8,119        (50)      3,794      (1,167)        242       (36,877)
  ...........................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,351,649       (997)     85,875     (67,896)      4,571     7,727,928
  ...........................................................................................................
  Net gain (loss) on investments      6,359,768     (1,047)     89,669     (69,063)      4,813     7,691,051
  ...........................................................................................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $6,487,728    $  (999)    $90,338     $(8,888)     $7,135    $9,056,089
 ------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia        Diversified The George  Global       Global      Growth       Health
 December 31, 1999                  Pacific     Income      Putnam      Asset        Growth      and Income   Sciences
                                    Growth      Sub-Account Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account             of Boston   Sub-Account
                                                            Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $      --   $  22,458    $ 1,001    $   71,013   $    29,989 $   168,362   $    125
  ......................................................................................................................
  Capital gains income                     --          --         41       199,267       624,480     840,162
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions                 449          48          2         2,237        10,150     (33,683)      (382)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  54,681     (15,631)    (1,442)      161,213     4,049,316    (833,418)    (3,071)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         55,130       6,875       (398)      433,730     4,713,935     141,423     (3,328)
  ......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            24,427     179,265     11,255       314,949     1,301,509   2,424,542      9,089
  ......................................................................................................................
  Net transfers                       118,773     (49,985)    21,592       (39,079)     (121,599)    (363,554)    10,606
  ......................................................................................................................
  Surrenders for benefit payments
    and fees                           (2,565)    (16,582)    (2,658)      (56,245)     (286,077)    (378,131)    (2,828)
  ......................................................................................................................
  Net loan activity                        --          --         --           (14)       (1,865)     (24,549)    (8,505)
  ......................................................................................................................
  Cost of insurance                    (1,069)    (22,843)      (423)     (105,067)     (322,725)    (620,162)    (1,870)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      139,566      89,855     29,766       114,544       569,243   1,038,146      6,492
  ......................................................................................................................
  Total increase (decrease) in net
    assets                            194,696      96,730     29,368       548,274     5,283,178   1,179,569      3,164
 -----------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
  Beginning of period                   1,069     324,911     14,244     3,591,905     6,870,162  11,336,009     75,411
 -----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 195,765   $ 421,641    $43,612    $4,140,179   $12,153,340 $12,515,578   $ 78,575
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield   Income       International International International Investors  Money
 December 31, 1999                  Sub-Account  Sub-Account* Growth       Growth and   New           Sub-Account  Market
                                                              Sub-Account  Income       Opportunities              Sub-Account
                                                                           Sub-Account  Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  241,157   $  141,863    $     --      $    --      $      1     $     --     $ 16,902
  ............................................................................................................................
  Capital gains income                      --       42,324          --           --            --           --           --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                1,475      (12,893)        254        2,632            57          (78)
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (96,976)    (221,917)    146,577         (715)       12,844      140,714
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         145,656      (50,623)    146,831        1,917        12,902      140,636       16,902
  ............................................................................................................................
 UNIT TRANSACTIONS:
  ............................................................................................................................
  Purchases                            723,890      463,993      17,892        9,252         4,815       28,819      235,220
  ............................................................................................................................
  Net transfers                      1,056,399     (441,576)    293,024       (8,372)       81,822      428,229     (283,112)
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (80,333)     (43,311)     (5,128)      (1,616)        3,487       (6,953)      (7,691)
  ............................................................................................................................
  Net loan activity                        (93)      66,816      (1,909)          --            --       (8,548)          --
  ............................................................................................................................
  Cost of insurance                   (124,382)    (179,232)     (8,009)        (928)         (480)     (12,574)     (17,144)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,575,481     (133,310)    295,870       (1,664)       89,644      428,973      (72,727)
  ............................................................................................................................
  Total increase (decrease) in net
    assets                           1,721,137     (183,933)    442,701          253       102,546      569,609      (55,825)
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                2,090,790    2,509,538       5,351       25,735         3,576      122,819      388,155
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $3,811,927   $2,325,605    $448,052      $25,988      $106,122     $692,428     $332,330
 -----------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &       Utilities Growth  Vista        Voyager
 December 31, 1999                  Opportunities Value       Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account   Sub-Account Growth      Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $        --    $     --    $     --      $   29,351      $      --   $    16,812
  ...................................................................................................................
  Capital gains income                  127,960          48         669          30,824          2,322     1,348,226
  ...................................................................................................................
  Net realized gain (loss) on
    security transactions                 8,119         (50)      3,794          (1,167)           242       (36,877)
  ...................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,351,649        (997)     85,875         (67,896)         4,571     7,727,928
  ...................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        6,487,728        (999)     90,338          (8,888)         7,135     9,056,089
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,631,913      25,445       1,058         233,952          6,440     2,360,763
  ...................................................................................................................
  Net transfers                          83,908     250,987     153,855          26,751         13,830       672,345
  ...................................................................................................................
  Surrenders for benefit payments
    and fees                           (332,858)     (2,892)     (3,558)        (27,357)        (2,301)     (442,195)
  ...................................................................................................................
  Net loan activity                     (57,806)         --          --             (14)            --       (45,856)
  ...................................................................................................................
  Cost of insurance                    (446,062)     (2,735)     (1,247)        (58,839)           (96)     (639,283)
  ...................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        879,095     270,805     150,108         174,493         17,873     1,905,774
  ...................................................................................................................
  Total increase (decrease) in net
    assets                            7,366,823     269,806     240,446         165,605         25,008    10,961,863
  ...................................................................................................................
 NET ASSETS:
  Beginning of period                 8,885,928       2,926      15,470       1,030,976          5,360    14,450,762
  ...................................................................................................................
  END OF PERIOD                     $16,252,751    $272,732    $255,916      $1,196,581      $  30,368   $25,412,625
 --------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George   Global       Global      Growth       Health
 December 31, 1998                  Pacific      Income      Putnam Fund  Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account of Boston    Allocation   Sub-Account Sub-Account  Sub-Account*
                                    Sub-Account*             Sub-Account* Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   --     $   8,975     $   122    $   51,115   $  127,435  $   129,504    $    69
  .........................................................................................................................
  Capital gains income                    --         3,812          --       219,555      637,175      845,402
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                 --           181          11            68      (12,611)      15,246         11
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     69       (17,009)        670        37,408      623,542      249,632      7,036
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            69        (4,041)        803       308,146    1,375,541    1,239,784      7,116
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,000       128,587       1,000       369,681    1,390,116    2,372,295      1,000
  .........................................................................................................................
  Net transfers                           --        47,983      12,809     1,442,896      472,175    2,636,000     67,576
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                              --       (17,974)       (356)      (73,960)    (229,540)    (394,619)      (213)
  .........................................................................................................................
  Net loan activity                       --            --          --        23,838       13,683      (74,317)        --
  .........................................................................................................................
  Cost of insurance                       --       (18,831)        (12)      (73,651)    (210,154)    (418,260)       (68)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       1,000       139,765      13,441     1,688,804    1,436,280    4,121,099     68,295
  .........................................................................................................................
  Total increase (decrease) in net
    assets                             1,069       135,724      14,244     1,996,950    2,811,821    5,360,883     75,411
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                     --       189,187          --     1,594,955    4,058,341    5,975,126         --
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $1,069     $ 324,911     $14,244    $3,591,905   $6,870,162  $11,336,009    $75,411
 --------------------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income        International International International Investors  Money
 December 31, 1998                  Sub-Account Sub-Account** Growth       Growth and   New           Sub-Account* Market
                                                              Sub-Account* Income       Opportunities              Sub-Account
                                                                           Sub-Account* Sub-Account*
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $  114,613   $  159,132     $    15      $   320       $   --      $    158     $ 17,549
  .............................................................................................................................
  Capital gains income                  17,985        4,142          --          770           --            --           --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               (6,169)       3,345           4            5            7            18           --
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (280,696)      47,564         278        2,850          240        20,091
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (154,267)     214,183         297        3,945          247        20,267       17,549
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            451,806      480,043       1,000        1,172        1,000         1,207      376,321
  .............................................................................................................................
  Net transfers                        938,222     (975,004)      4,157       20,802        2,431       101,790     (222,386)
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (78,942)     (62,811)       (102)        (132)        (101)         (298)     (14,326)
  .............................................................................................................................
  Net loan activity                        (19)     (15,305)         --           --           --            --           --
  .............................................................................................................................
  Cost of insurance                    (68,646)    (137,056)         (1)         (52)          (1)         (147)      (4,514)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,242,421     (710,133)      5,054       21,790        3,329       102,552      135,095
  .............................................................................................................................
  Total increase (decrease) in net
    assets                           1,088,154     (495,950)      5,351       25,735        3,576       122,819      152,644
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                1,002,636    3,005,488          --           --           --            --      235,511
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,090,790   $2,509,538     $ 5,351      $25,735       $3,576      $122,819     $388,155
 ------------------------------------------------------------------------------------------------------------------------------

 *From inception August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New           New         OTC &        Utilities   Vista        Voyager
 December 31, 1998                  Opportunities Value       Emerging     Growth      Sub-Account* Sub-Account
                                    Sub-Account   Sub-Account Growth       and Income
                                                              Sub-Account* Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $       --     $   32      $     6    $   19,667    $   --     $    23,145
  ..............................................................................................................
  Capital gains income                   79,622          6           --        33,897        --         564,740
  ..............................................................................................................
  Net realized gain (loss) on
    security transactions                     5         18            8          (421)       25           4,061
  ..............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,351,153        371        4,062        66,049     1,028       1,898,310
  ..............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,430,780        427        4,076       119,192     1,053       2,490,256
  ..............................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,645,046      1,000        1,086       175,713     1,000       2,546,550
  ..............................................................................................................
  Net transfers                       1,581,473      1,668       10,401       361,235     3,533       2,515,789
  ..............................................................................................................
  Surrenders for benefit payments
    and fees                           (286,756)      (168)         (66)      (24,641)     (224)       (452,353)
  ..............................................................................................................
  Net loan activity                     (61,049)        --           --        23,875        --          47,899
  ..............................................................................................................
  Cost of insurance                    (251,400)        (1)         (27)      (33,941)       (2)       (400,770)
  ..............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      2,627,314      2,499       11,394       502,241     4,307       4,257,115
  ..............................................................................................................
  Total increase (decrease) in net
    assets                            4,058,094      2,926       15,470       621,433     5,360       6,747,371
  ..............................................................................................................
 NET ASSETS:
  Beginning of period                 4,827,834         --           --       409,543        --       7,703,391
 ---------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $8,885,928     $2,926      $15,470    $1,030,976    $5,360     $14,450,762
 ---------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.80% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services and varies based on the face amount of the underlying policy, among other factors. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                             THIRD QUARTER                NINE MONTHS
                                                                 ENDED                       ENDED
                                                             SEPTEMBER 30,               SEPTEMBER 30,
                                                           -----------------------------------------------
                                                           2000         1999          2000           1999
                                                           -----------------------------------------------
                                                                      (in millions) (Unaudited)
REVENUES
  Premiums and other considerations                        $588         $513         $1,653         $1,517
  Net investment income                                     338          333            979          1,019
  Net realized capital gains (losses)                        (7)          --            (44)             1
                                                           -----------------------------------------------
                                           TOTAL REVENUES   919          846          2,588          2,537
                                                           -----------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses            372          379          1,086          1,195
  Amortization of deferred policy acquisition costs         163          141            462            396
  Dividends to policyholders                                  7           70             53             97
  Other expenses                                            188          105            456            432
                                                           -----------------------------------------------
                      TOTAL BENEFITS, CLAIMS AND EXPENSES   730          695          2,057          2,120
                                                           -----------------------------------------------
  Income before income tax expense                          189          151            531            417
  Income tax expense                                         60           51            144            144
                                                           -----------------------------------------------
                                               NET INCOME  $129         $100         $  387         $  273
                                                           -----------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                    SEPTEMBER 30,         DECEMBER 31,
                                                                        2000                  1999
                                                                   ------------------------------------
                                                                     (Unaudited)
                                                                   (in millions, except for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,851 and $13,923)                            $ 13,599              $ 13,499
  Equity securities, at fair value                                          51                    56
  Policy loans, at outstanding balance                                   3,561                 4,187
  Other investments                                                        727                   342
                                                                   ------------------------------------
                                           TOTAL INVESTMENTS            17,938                18,084
                                                                   ------------------------------------
  Cash                                                                      95                    55
  Premiums receivable and agents' balances                                  23                    29
  Reinsurance recoverables                                               1,267                 1,274
  Deferred policy acquisition costs                                      4,242                 4,013
  Deferred income tax                                                      462                   459
  Other assets                                                             555                   654
  Separate account assets                                              118,333               110,397
                                                                   ------------------------------------
                                                TOTAL ASSETS          $142,915              $134,965
                                                                   ------------------------------------
LIABILITIES
  Future policy benefits                                              $  4,643              $  4,332
  Other policyholder funds                                              14,796                16,004
  Other liabilities                                                      2,223                 1,613
  Separate account liabilities                                         118,333               110,397
                                                                   ------------------------------------
                                           TOTAL LIABILITIES           139,995               132,346
                                                                   ------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized,
   issued and outstanding, par value $5,690                                  6                     6
  Capital surplus                                                        1,045                 1,045
  Accumulated other comprehensive loss
    Net unrealized capital losses on securities, net of tax               (156)                 (255)
                                                                   ------------------------------------
                  TOTAL ACCUMULATED OTHER COMPREHENSIVE LOSS              (156)                 (255)
                                                                   ------------------------------------
  Retained earnings                                                      2,025                 1,823
                                                                   ------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY             2,920                 2,619
                                                                   ------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $142,915              $134,965
                                                                   ------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Accumulated Other
                                                                  Comprehensive
                                                                  Income (Loss)
                                                                -----------------
                                                                 Net Unrealized
                                                                  Capital Gains
                                                                   (Losses) on                     Total
                                             Common   Capital      Securities,      Retained   Stockholder's
                                             Stock    Surplus      Net of Tax       Earnings      Equity
                                             ---------------------------------------------------------------
                                                                (in millions) (Unaudited)
NINE MONTHS ENDED SEPTEMBER 30, 2000
Balance, December 31, 1999                     $6     $1,045          $(255)         $1,823       $2,619
Comprehensive income (loss)
  Net income                                                                            387          387
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                        99                           99
Total other comprehensive income (loss)                                                               99
  Total comprehensive income (loss)                                                                  486
Dividends paid to parent                                                               (185)        (185)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 2000    $6     $1,045          $(156)         $2,025       $2,920
                                             ---------------------------------------------------------------
NINE MONTHS ENDED SEPTEMBER 30, 1999
Balance, December 31, 1998                     $6     $1,045          $ 184          $1,462       $2,697
Comprehensive income (loss)
  Net income                                                                            273          273
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                      (353)                        (353)
Total other comprehensive income (loss)                                                             (353)
  Total comprehensive income (loss)                                                                  (80)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 1999    $6     $1,045          $(169)         $1,735       $2,617
                                             ---------------------------------------------------------------

(1) Net unrealized capital gains (losses) on securities are reflected net of tax provision (benefit) of $53 and $(190) for the nine months ended
    September 30, 2000 and 1999, respectively. There were reclassification adjustments for after-tax gains (losses) realized in net income of $(29) and $1 for the nine months ended September 30, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   NINE MONTHS ENDED
                                                                                     SEPTEMBER 30,
                                                                            --------------------------------
                                                                              2000                    1999
                                                                            --------------------------------
                                                                               (Unaudited) (in millions)
OPERATING ACTIVITIES
  Net income                                                                $   387                 $   273
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                                 (20)                     (8)
  Net realized capital losses (gains)                                            44                      (1)
  Decrease (increase) in premiums receivable and agents'
   balances                                                                       6                     (15)
  Increase (decrease) in other liabilities                                      169                     (97)
  Change in receivables, payables and accruals                                   40                     142
  Increase (decrease) in accrued tax                                            262                    (200)
  (Increase) decrease in deferred income tax                                    (56)                    164
  Increase in deferred policy acquisition costs                                (229)                   (258)
  Increase in future policy benefits                                            311                     438
  Decrease (increase) in reinsurance recoverables                                27                    (162)
  Other, net                                                                     79                    (100)
                                                                            --------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,020                     176
                                                                            --------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                                   (4,134)                 (5,132)
  Sales of investments                                                        3,458                   6,434
  Maturities and principal paydowns of fixed maturity
   investments                                                                1,117                   1,338
  Purchase of affiliates and other                                                2                      --
                                                                            --------------------------------
                   NET CASH PROVIDED BY INVESTING ACTIVITIES                    443                   2,640
                                                                            --------------------------------
FINANCING ACTIVITIES
  Dividends paid to parent                                                     (185)                     --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts                           (1,238)                 (2,798)
                                                                            --------------------------------
    Net cash used for financing activities                                   (1,423)                 (2,798)
                                                                            --------------------------------
  Net increase in cash                                                           40                      18
  Cash -- beginning of period                                                    55                      17
                                                                            --------------------------------
  Cash -- end of period                                                     $    95                 $    35
                                                                            --------------------------------
Supplemental Disclosure of Cash Flow Information
  Net cash paid during the period for
  Income taxes                                                              $    34                 $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company"), a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (its parent), a wholly-owned subsidiary of Hartford Life, Inc., have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities - a Replacement of SFAS No. 125". SFAS No. 140 carries forward most of SFAS No. 125's provisions without amendment. However, it revises criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. SFAS No. 140's disclosure requirements must be applied for fiscal years ending after December 15, 2000. The other provisions of SFAS No. 140 apply prospectively to transactions and commitments occurring after March 31, 2001. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company will begin January 1, 2001. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) TAX MATTERS

Hartford Life, Inc.'s federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life, Inc.'s 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service.

Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open years.

During the second quarter of 2000, Hartford Life, Inc. reached a settlement with the Internal Revenue Service with respect to certain tax matters for the 1993-1995 years. This settlement resulted in a $24 tax benefit being recorded in Hartford Life Insurance Company's second quarter results of operations.

3. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios.

The following tables present summarized financial information concerning the Company's segments.

                                                         Investment  Individual
SEPTEMBER 30, 2000                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  522       $141       $238     $ 18   $  919
  Net income                                                   86         19          9       15      129
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,548       $405       $572     $ 63   $2,588
  Net income                                                  262         53         25       47      387

                                                         Investment  Individual
SEPTEMBER 30, 1999                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  468       $148       $220     $ 10   $  846
  Net income                                                   69         19          7        5      100
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,403       $421       $659     $ 54   $2,537
  Net income (loss)                                           228         51         20      (26)     273

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(Dollar amounts in millions, unless otherwise stated)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") as of September 30, 2000, compared with December 31, 1999, and its results of operations for the third quarter and nine months ended September 30, 2000 compared with the equivalent periods in 1999. This discussion should be read in conjunction with the MD&A included in the Company's 1999 Form 10-K Annual Report.

Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on the

Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on Hartford Life Insurance Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including the possibility of general economic, business and legislative conditions that are less favorable than anticipated, changes in interest rates or the stock markets, stronger than anticipated competitive activity and those described in the forward-looking statements.

INDEX

Consolidated Results of Operations      9            Corporate Owned Life Insurance (COLI)      11
Investment Products                     10           Regulatory Matters and Contingencies       11
Individual Life                         10           Accounting Standards                       12

CONSOLIDATED RESULTS OF OPERATIONS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
         OPERATING SUMMARY                SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $919         $846        $2,588       $2,537
Expenses                                 790          746         2,201        2,264
                                     --------------------------------------------------
                         NET INCOME     $129         $100        $  387       $  273
                                     --------------------------------------------------

Hartford Life Insurance Company has the following reportable segments:
Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). The Company reports in "Other" corporate items not directly allocable to any of its segments, as well as certain group benefits business, including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company
(HLA).

Revenues increased $73, or 9%, and $51, or 2%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in revenues were primarily attributable to growth in the Investment Products segment which was, for the most part, due to higher fee income related to the individual annuity operation which is directly attributable to increased assets under management. Additionally, for the third quarter the COLI segment's revenues increased primarily due to fees generated from strong sales. Partially offsetting the growth in the nine month period was a decline in the COLI segment's revenues primarily due to the declining block of leveraged COLI business.
Expenses increased $44, or 6%, for the third quarter, while expenses for the nine month period decreased $63, or 3%, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $29, or 29%, and $114, or 42%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods primarily driven by increases in net income across each of the Company's reportable segments for the nine months. The Company also reported a benefit related to the settlement of certain federal tax matters of $24 for the second quarter of 2000 (see Note 2(b) of Notes to Consolidated Financial Statements). This benefit, along with an $8 benefit related to state income taxes in the first quarter of 2000, resulted in $32 of tax benefits for the nine months ended September 30, 2000. Partially offsetting the increase for the nine month period, the Company realized $29 of net realized capital losses, primarily as a result of portfolio re-balancing. Excluding the tax items and the net realized capital losses, net income increased $111, or 41%, for the nine months ended September 30, 2000.

SEGMENT RESULTS

Below is a summary of net income (loss) by segment.

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Investment Products                     $ 86         $ 69         $262         $228
Individual Life                           19           19           53           51
Corporate Owned Life Insurance
 (COLI)                                    9            7           25           20
Other                                     15            5           47          (26)
                                     --------------------------------------------------
                         NET INCOME     $129         $100         $387         $273
                                     --------------------------------------------------

The sections that follow analyze each segment's results.

INVESTMENT PRODUCTS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $522         $468        $1,548       $1,403
Expenses                                 436          399         1,286        1,175
                                     --------------------------------------------------
                         NET INCOME     $ 86         $ 69        $  262       $  228
                                     --------------------------------------------------

Revenues in the Investment Products segment increased $54, or 12%, and $145, or 10%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to higher fee income in the individual annuity operation. Fee income generated by individual annuities increased $58, or 22%, and $149, or 19%, for the respective third quarter and nine month periods, as related account values grew
$14.7 billion, or 19%, from September 30, 1999. This substantial growth was mostly due to strong individual annuity sales (including $8.5 billion for the first nine months of 2000) and equity market appreciation.

Due to the continued growth in this segment, particularly the individual annuity operation, expenses increased $37, or 9%, or $111, or 9%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. These increases were primarily driven by amortization of deferred policy acquisition costs, which grew $24, or 23%, and $61, or 20%, for the respective third quarter and nine month periods and other expenses which increased $9, or 10%, and $43, or 17%, over the respective prior year levels. The segment's operating expenses as a percentage of average assets under management declined slightly for the third quarter and nine months ended versus the respective prior year periods.
Net income increased $17, or 25%, and $34, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to the growth in revenues associated with the increase in assets under management across the entire segment. Additionally, the Investment Products segment continued to maintain its profit margins related to its primary businesses thus contributing to the segment's earnings growth.

INDIVIDUAL LIFE

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $141         $148         $405         $421
Expenses                                 122          129          352          370
                                     --------------------------------------------------
                         NET INCOME     $ 19         $ 19         $ 53         $ 51
                                     --------------------------------------------------

The slight decrease in revenues and expenses in the Individual Life segment is primarily due to HLA's December 1, 1999 recapture of an in force block of individual life insurance previously ceded to the Company. (For a discussion of the recapture, see Note 9 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

Excluding the recapture described above, revenues in the Individual Life segment increased $16, or 13%, and $53, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. This increase in revenues is attributable to higher fee income associated with the growing block of variable life insurance. Fee income increased $13, or 15%, and $53, or 22%, for the respective third quarter and nine month periods, as variable life account values increased $918, or 44%, and variable life insurance in force increased $9.7 billion, or 46%, from September 30, 1999.

Excluding the recapture described above, expenses increased $14, or 13%, and $47, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in expenses were primarily due to a $4, or 9%, and $12, or 8%, increase in benefits, claims and claim adjustment expenses for the respective third quarter and nine month periods and other expenses which increased $7, or 40%, and $16, or 29%, over the respective prior year levels. These increases were associated with the growth in this segment as indicated above. Additionally, for the nine month period, amortization of deferred policy acquisition costs increased $15, or 19%, primarily associated with the growth in this segment's variable business. Excluding the recapture described above, net income increased $2, or 12%, and $6, or 13%, for the respective periods, primarily due to the higher fee income as year-to-date mortality was essentially in line with prior year.

CORPORATE OWNED LIFE INSURANCE (COLI)

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $238         $220         $572         $659
Expenses                                 229          213          547          639
                                     --------------------------------------------------
                         NET INCOME     $  9         $  7         $ 25         $ 20
                                     --------------------------------------------------

COLI revenues increased $18, or 8%, for the third quarter ended September 30, 2000, from the respective prior year period, while for the nine month period, revenues decreased $87, or 13%. The revenue increase in the third quarter was primarily due to an increase in fee income of $22, or 19%, associated with strong sales of $2.5 billion in the third quarter 2000.

For the nine month period, revenues decreased primarily due to a decline in net investment income of $59, or 18%. This decline was primarily due to the leveraged COLI block of business, as related account values decreased $786, or 14%, as a result of the downsizing caused by the Health Insurance Portability and Accountability Act of 1996.

Expenses increased $16, or 8%, for the third quarter, while expenses for the nine month period decreased $92, or 14%, respectively, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $2, or 29%, and $5, or 25%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent prior year periods. The increase was primarily attributable to the variable COLI business where account values increased $3.5 billion, or 29%, as well as increased earnings associated with a block of leveraged COLI business recaptured in 1998. (For a discussion of the MBL Recapture, see the Capital Resources and Liquidity section in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

REGULATORY MATTERS AND CONTINGENCIES

NAIC PROPOSALS

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Hartford Life Insurance Company and its subsidiaries' domiciliary state has adopted the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its subsidiaries.

DEPENDENCE ON CERTAIN THIRD PARTY RELATIONSHIPS

Hartford Life Insurance Company distributes its annuity and life insurance products through a variety of distribution channels, including broker-dealers, banks, wholesalers, its own internal sales force and other third party marketing organizations. The Company periodically negotiates provisions and renewals of these relationships and there can be no assurance that such terms will remain acceptable to the Company or such service providers. An interruption in the Company's continuing relationship with certain of these third parties could materially affect the Company's ability to market its products.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Consolidated Financial Statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

      (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)   Not Applicable.

      (c)   Principal Underwriting Agreement.(1)

      (d)   Form of Flexible Premium Variable Life Insurance Policy.(2)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)   Certificate of Incorporation of Hartford(3) and Bylaws of
            Hartford.(1)

      (g)   Form of Reinsurance Contract.(4)

      (h)   Form of Participation Agreement.(4)

      (i)   Not Applicable.

      (j)   Not Applicable.

      (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

----------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-89990, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on February 20, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-89990, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on August 16, 1997.

(4) Incorporated by reference to Initial Filing of the Registration Statement on Form S-6, File No. 333-88261, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on October 1, 1999.

      (l)      Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

      (m)      Not Applicable.

      (n)      Consent of Arthur Andersen LLP, Independent Public Accountants.

      (o)      No financial statement will be omitted.

      (p)      Not Applicable.

      (q)      Memorandum describing transfer and redemption procedures.(1)

      (r)      Power of Attorney.

      (s)      Organizational Chart.

Item 28.  Officers and Directors.

----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
----------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board, Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
----------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------------------

  *  Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

      Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

      Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

      Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriters

       (a) HESCO acts as principal underwriter for the following investment companies:

            Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
             Account
            Hartford Life Insurance Company - ICMG Registered Variable
             Life Separate Account A
            Hartford Life and Annuity Insurance Company - Separate
             Account VL I
            Hartford Life and Annuity Insurance Company - Separate
             Account VL II
            Hartford Life and Annuity Insurance Company - ICMG
             Registered Variable Life Separate Account One

       (b)  Directors and Officers of HESCO

                                         Positions and Offices
             Name                        With Underwriter
             ----                        ---------------------
        David A. Carlson                 Vice President
        Peter W. Cummins                 Senior Vice President
        David T. Foy                     Treasurer
        J. Richard Garrett               Vice President
        Christine Hayer Repasy           Senior Vice President, General Counsel and
                                         Corporate Secretary, Director

        George R. Jay                    Controller
        Robert A. Kerzner                Executive Vice President, Director
        Joseph F. Mahoney                Executive Vice President
        Thomas M. Marra                  President, Director
        Lowndes A. Smith                 Chief Executive Officer
        John C. Walters                  Executive Vice President

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.   Location of Accounts and Records

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.   Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 4th day of December, 2000.

HARTFORD LIFE INSURANCE COMPANY - SEPARATE ACCOUNT VL II
(Registrant)

*By:        /s/ DAVID T. FOY
       -----------------------------------
       David T. Foy, Senior Vice President
       and Treasurer
                                                       *By:    /s/ CHRISTOPHER M. GRINNELL
                                                              -----------------------------
                                                              Christopher M. Grinnell
                                                              Attorney-In-Fact
HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY (Depositor)

*By:        /s/ DAVID T. FOY
       -----------------------------------
       David T. Foy, Senior Vice President
       and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel and Corporate Secretary,
     Director*
Thomas M. Marra, President, Director*                  *By:   /s/ Christopher M. Grinnell
Lowndes A. Smith, Chairman of the Board, Chief                -----------------------------
     Executive Officer, Director *                            Christopher M. Grinnell
Lizabeth H. Zlatkus, Executive Vice President, Director*      Attorney-in-Fact
John C. Walters, Executive Vice President, Director*
David M. Znamierowski, Senior Vice President and              Date: December 4, 2000
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX


1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Thomas Kalmbach, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney.

1.7  Organizational Chart.